UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     Greater India Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010



Greater India Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ABB LTD, BANGALORE                                                                          Agenda Number:  702376991
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0005K103
    Meeting Type:  AGM
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  INE117A01022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 DEC 2009 and audited     profit and
       loss accounts for the YE on that date and reports
       of the Directors and the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-elect Mr. D.E. Udwadia as a Director, who              Mgmt          For                            For
       retires by the rotation at this  AGM

4      Re-elect Mr. N.S. Raghavan, who retires by rotation       Mgmt          For                            For
       at this AGM

5      Appointment of M/s. S.R. Batlibol and Co., Chartered      Mgmt          For                            For
       Accountants having       registration number
       301003E, as statutory Auditors of the Company
       to hold     office form the conclusion of this
       AGM until the conclusion of the next AGM
       and authorize the Board of Directors to fix
       their remuneration

6      Appointment of Mr. Francis Duggan as a Director           Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation




--------------------------------------------------------------------------------------------------------------------------
 AREVA T&D INDIA LTD                                                                         Agenda Number:  702095173
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2683R111
    Meeting Type:  OTH
    Meeting Date:  10-Oct-2009
          Ticker:
            ISIN:  INE200A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR THIS
       RESOLUTION. THANK YOU.

1.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       ["the Board" which expression shall include
       a committee thereof], pursuant to the provisions
       of Section 293(1)(a), Section 192A read with
       the Companies [Passing of the Resolution by
       Postal Ballot] Rules, 2001 and other applicable
       provisions, if any, of the Companies Act,1956
       and subject to approvals, consents and permissions
       as may be necessary from the concerned Statutory
       Authorities and subject to such terms and conditions
       as may be imposed by them, to sell, lease or
       otherwise transfer, the Company's undertakings
       comprising of Land, Buildings and all other
       assets of the HVM Business at Perungudi Lighting
       Arresters Business at Pondicherry, Instrument
       Transformer Business at Bengaluru [Bangalore],
       Land and Buildings at Noida, Uttar Pradesh,
       and flat at Lucknow to such party/parties,
       with effect from such date, for such consideration
       and on such terms and conditions as may be
       decided by the Board; and authorize the Board,
       to do and perform all such acts, matters, deeds
       and things, as may be necessary, without further
       referring to the Members to the Members of
       the Company, including finalizing the terms
       and conditions, methods and modes in respect
       of such sale, transfer or disposal or finalizing
       and executing necessary documents including
       schemes, arrangements, deeds of assignments
       / conveyance and such other documents as may
       be necessary or expedient in its own discretion
       and in the best interest of the Company with
       power to delegate such acts, deeds, and things,
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 AREVA T&D INDIA LTD                                                                         Agenda Number:  702335957
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2683R111
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2010
          Ticker:
            ISIN:  INE200A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the profit and loss account FYE 31 DEC              Mgmt          For                            For
       2009 and the Balance sheet as at that date
       together with the report of the Directors and
       Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Michel Auggonnet as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Karim Vissandjee as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Appointment of the Auditors and authorize the             Mgmt          For                            For
       Board of Directors to fix their remuneration

6.     Appointment of Dr. Ajay Dua as a Director, liable         Mgmt          For                            For
       to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 ASHOK LEYLAND LTD                                                                           Agenda Number:  702040786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0266N143
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE208A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at the date and the reports of Directors and
       the Auditors attached thereto

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. R.J. Shahaney as a Director,               Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

4.     Re-appoint Mr. Shardul S. Shroff as a Director,           Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

5.     Re-appoint Mr. Ramachandran R. Nair as a Director,        Mgmt          For                            For
       who retires by rotation under Article 106 of
       the Articles of Association of the Company

6.     Re-appoint Dr. V. Sumantran as a Director, who            Mgmt          For                            For
       retires by rotation under Article 106 of the
       Articles of Association of the Company

7.     Re-appoint Messrs. M.S. Krishnaswami & Rajan,             Mgmt          For                            For
       Chartered Accountants, and Messrs. Deloitte
       Haskins & Sells, Chartered Accountant, as the
       Auditors of the Company to hold office from
       the conclusion of this AGM, till the conclusion
       of the next AGM, on a remuneration of INR 15
       lakhs each, in addition to reimbursement of
       out-of-pocket expenses

S.8    Approve that in accordance with the provisions            Mgmt          Against                        Against
       of section 81 and other applicable provisions,
       if any, of the Companies Act 1956, in terms
       of the provisions of SEBI Act, FEMA and Rules
       and Regulations made there under, and any other
       Laws for the time being in force, and subject
       to such consents and approvals as may be necessary,
       and subject to such conditions and modifications
       as may be considered necessary by the Board.
       of Directors [hereinafter referred to as "Board",
       which term shall be deemed to include any Committee
       of the Board of Directors constituted for this
       purpose, to exercise the powers conferred on
       the Board by this resolution] or as may be
       prescribed be prescribed or made, in granting
       such consents and approvals agreed to by the
       Board, the consent of the Company be and accorded
       to offer, issue and allot in 1 or more tranches,
       either in the course of international offerings
       or otherwise, to Foreign Institutions, foreign
       investors/collaborators, non-resident Indians,
       corporate bodies, mutual funds, banks, insurance
       Companies, pension funds or others wherever
       located, whether shareholders of the Company
       or not. through a Rights/Public issue and/or
       on a private placement basis, equity shares
       and/or equity shares in the form of Global
       Depository Receipts [GDRs], and/or securities
       convertible into equity shares and/or securities
       linked to equity shares and/or securities with
       or without detachable share warrants, and/or
       Foreign Currency Convertible Notes [FCCNs]
       and/or Bonds with Share Warrants, attached
       and/or such other hybrid/other securities,
       as may be available (hereinafter collectively
       referred to as "Securities"], secured or unsecured,
       so however, that the total amount raised through
       the aforesaid securities should not exceed
       INR 750 crores, of increments funds of the
       Company; for the purpose of giving effect to
       the above, the Board/its Committee be and is
       hereby authorized to determine the form and
       terms of the issue(s), including the class
       of investors to whom the Securities are to
       be allotted, number of securities to be allotted
       in each tranche, issue price, face value, premium
       amount in issue/conversion of Securities/exercise
       of warrants/redemption of securities, rate
       of interest, redemption period, listing on
       1 or more stock exchange in India and/or abroad,
       including, without, limitation, marketing,
       custodian, depository arrangements etc., as
       the Board/its Committee in its absolute deems
       fit, and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues in India and/or abroad
       and to settle any questions or difficulties
       that may arise in regard to the issue(s); authorize
       the Board/its Committee to issue and allot
       such number of additional equity shares as
       may be required in pursuance of the above of
       securities and that the additional equity shares
       so allotted shall rank in all respects, including
       right/entitlement to divided, pari passu with
       the existing equity shares of the Company;
       the consent of the Company be and is hereby
       accorded, in terms of Sections 293(1)(a) and
       other applicable provisions, if any, of the
       Companies Act, 1956 and subject to all other
       necessary approvals, to secure, if necessary,
       all or any of the above mentioned securities
       to be issued, by the creation of a mortgage
       and/or charge on all or any of the Company's
       immovable and/or movable assets, both present
       and future in such form and manner and on such
       terms as be deemed fit and appropriate by the
       Board/its Committee; to do all such acts, deeds,
       matters, things and changes as it may deem
       necessary/desirable for such purpose including,
       if necessary, creation of mortgages and/or
       charges in respects of securities on the whole
       or in part of the undertaking of the Company
       and to exercise such documents or writing as
       may be considered necessary and proper and
       incidental to this resolution

9.     Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from INR 150,00,00,000 to INR
       200,00,00,000 by the creation of 50,00,00,000
       equity shares or INR 1 each ranking in all
       respects pari passu with the existing equity
       shares; the Company's Memorandum of Association
       be and is hereby altered by substituting the
       following to the present class V thereof; the
       capital of the Company is INR 200,00,00,000
       divided into 200,00,00,000 shares of INR 1
       each

S.10   Amend Regulation 3 of the Articles of Association         Mgmt          For                            For
       as follows; the capital of the Company is INR
       200,00,00,000 divided into 200,00,00,000 equity
       shares of INR 1 each




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702170630
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  AGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       and cash flow statement for the YE on that
       date and the report of the Board of Directors
       and the Auditors thereon

2.     Declare a dividend on the equity shares                   Mgmt          For                            For

3.     Re-appoint Dr. M. Sivakumaran as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. M. Madan Mohan Reddy as a Director,        Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. M. Sitarama Murthy as a Director,          Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.R. Batliboi & Associates as the            Mgmt          For                            For
       Statutory Auditors of the Company to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM and authorize the Board of
       Directors to fix their remuneration

7.     Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the 19th AGM held on 18 SEP 2006
       and pursuant to the provisions of Sections
       198, 269, 309, 311 and other applicable provisions,
       if any, of the Companies Act, 1956, read with
       Schedule XIII to the said Act, and subject
       to such other consents/approvals as may be
       required, the remuneration payable to Mr. P.V.
       Ramprasad Reddy who was re-appointed as Whole-time
       Director of the Company in the capacity of
       Executive Chairman for a period of 5 years
       with effect from 29 JUN 2006 be and is hereby
       revised with effect from 01 SEP 2009 with a
       basic salary of INR 3,75,000 per month and
       house rent allowance of INR 2,50,000 per month
       whilst other existing terms remain unchanged;
       and notwithstanding anything to the contrary
       herein contained, where in any FY during the
       currency of the tenure of Mr. P.V. Ramprasad
       Reddy, the Company has no profits or its profits
       are inadequate, the Company will pay remuneration
       by way of salary, allowances and perquisites
       within the limits as laid down under Sections
       198, 309, 310 and all other applicable provisions,
       if any, of the Companies Act, 1956 read with
       Schedule XIII of the Act as in force from time
       to time

8.     Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the 19th AGM held on 18 SEP 2006
       and pursuant to the provisions of Sections
       198, 269, 309, 311 and other applicable provisions,
       if any, of the Companies Act, 1956 read with
       Schedule XIII to the said Act, and subject
       to such other consents/approvals as may be
       required, the remuneration payable to Mr. K.
       Nithyananda Reddy who was re-appointed as Managing
       Director of the Company for a period of 5 years
       with effect from 29 JUN 2006 be and is hereby
       revised with effect from 01 SEP 2009 with a
       basic salary of INR 3,75,000 per month and
       house rent allowance of INR 2,50,000 per month
       whilst other existing terms remain unchanged;
       and notwithstanding anything to the contrary
       herein contained, where in any FY during the
       currency of the tenure of Mr. K. Nithyananda
       Reddy, the Company has no profits or its profits
       are inadequate, the Company will pay remuneration
       by way of salary, allowances and perquisites
       within the limits as laid down under Sections
       198, 309, 310 and all other applicable provisions,
       if any, of the Companies Act, 1956 read with
       Schedule XIII of the Act as in force from time
       to time

9.     Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the 19th AGM held on 18 SEP 2006
       and pursuant to the provisions of Sections
       198, 269, 309, 311 and other applicable provisions,
       if any, of the Companies Act, 1956, read with
       Schedule XIII to the said Act, and subject
       to such other consents/approvals as may be
       required, the remuneration payable to Dr. M.
       Sivakumaran, who was re-appointed as Whole-time
       Director of the Company for 3 years with effect
       from 16 JAN 2007 be and is hereby revised with
       effect from 01 SEP 2009 with a basic salary
       of INR 3,75,000 per month and house rent allowance
       of INR 2,50,000 per month whilst other existing
       terms remain unchanged; and notwithstanding
       anything to the contrary herein contained,
       where in any FY during the currency of the
       tenure of Dr. M. Sivakumaran, the Company has
       no profits or its profits are inadequate, the
       Company will pay remuneration by way of salary,
       allowances and perquisites within the limits
       as laid down under Sections 198, 309, 310 and
       all other applicable provisions, if any, of
       the Companies Act, 1956 read with Schedule
       XIII of the Act as in force from time to time

10.    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 311 and other applicable provisions,
       if any, of the Companies Act, 1956, read with
       Schedule XIII to the said Act and subject to
       such other consents/approvals as may be required,
       Dr. M. Sivakumaran as a Whole-time Director
       of the Company for a further period of 3 years
       with effect from 16 JAN 2010, whose term of
       office shall be liable to determination by
       retirement of Directors by rotation at a remuneration
       and perquisites as specified; and notwithstanding
       any thing to the contrary herein contained,
       where in any FY during the currency of the
       tenure of Dr. M. Sivakumaran, the Company has
       no profits or its profits are inadequate, the
       Company will pay remuneration by way of salary,
       allowances and perquisites within the limits
       as laid down under Sections 198, 309, 310 and
       all other applicable provisions, if any, of
       the Companies Act, 1956 read with Schedule
       XIII of the Act as in force from time to time

11.    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 311 and other applicable provisions,
       if any, of the Companies Act, 1956, read with
       Schedule XIII to the said Act and subject to
       such other consents/approvals as may be required,
       Mr. M. Madan Mohan Reddy as a Whole-time Director
       of the Company for a further period of 3 years
       with effect from 18 SEP 2009, whose term of
       office shall be liable to determination by
       retirement of Directors by rotation at a remuneration
       and perquisites as specified, and notwithstanding
       any thing to the contrary herein contained,
       where in any FY during the currency of the
       tenure of Mr. M. Madan Mohan Reddy, the Company
       has no profits or its profits are inadequate,
       the Company will pay remuneration by way of
       salary, allowances and perquisites within the
       limits as laid down under Sections 198, 309,
       310 and all other applicable provisions, if
       any, of the Companies Act, 1956 read with Schedule
       XIII of the Act as in force from time to time

S.12   Appoint, pursuant to Section 314 (1) and other            Mgmt          For                            For
       applicable provisions of the Companies Act,
       1956, Ms. K. Kirthi Reddy, a relative of Mr.
       P.V. Ramprasad Reddy, Chairman, Mr. K. Nithyananda
       Reddy, Managing Director and Mr. P. Sarath
       Chandra Reddy, Director of the Company, as
       an Assistant Manager [Business Development]
       from 01 SEP 2008 to 30 APR 2009 with a remuneration
       of INR 2,30,000 lakhs per annum and as a Sr.
       Manager [Business Development] with effect
       from 01 MAY 2009 with revised remuneration
       at INR 5,00,000 lakhs per annum, consisting
       of monthly salary of INR 34,600 together with
       provident fund benefits, leave travel concession,
       reimbursement of medical expenses and other
       benefits and perquisites as per the rules of
       the Company; and authorize the Board of Directors
       of the Company to promote her to higher cadres
       and/or to sanction her increments and/or accelerated
       increments within the said cadre or higher
       cadre as and when the Board of Directors deem
       fit, subject to the rules and regulations of
       the Company in force, from time to time, however,
       the increment shall not exceed 20% of annual
       salary together with all the benefits and allowances
       for each completed year of service within the
       permissible total monthly remuneration that
       may be prescribed in this behalf from time
       to time under Section 314 of the Companies
       Act 1956

S.13   Appoint, pursuant to Section 314(1)(B) and other          Mgmt          For                            For
       applicable provisions of the Companies Act,
       1956 including statutory modification or re-enactment
       thereof for the time being in force as may
       be enacted from time to time, the Director's
       Relatives [Office or Place of Profit] Rules,
       2003 and subject to such approvals including
       approval of the Central Government, as may
       be required, Mr. Vishnu M. Sriram a relative
       of Dr. M. Sivakumaran, Whole-time Director
       of the Company, as Associate Vice President
       [Formulations - ROW] with effect from 01 MAY
       2009 at a remuneration of INR 25,00,000 per
       annum, consisting of monthly salary of INR
       1,86,000 together with provident fund benefits,
       leave travel concession, reimbursement of medical
       expenses and other benefits and perquisites
       as per the rules of the Company with liberty
       and authorize the Board of Directors of the
       Company to alter and vary the terms and conditions
       of the said appointment and remuneration from
       time to time and to promote him to higher cadres
       and/or to sanction his increments and/or accelerated
       increments within the said cadre or higher
       cadre as and when the Board of Directors deem
       fit, subject to the rules and regulations of
       the Company in force, from time to time, however,
       the increment shall not exceed 20% of annual
       salary together with all the benefits and allowances
       for each completed year of service and to take,
       perform and execute such further steps, acts,
       deeds and matters, as may be necessary, proper
       or expedient to give effect to this Resolution;
       and to agree to such modification and/or variation
       as may be suggested by the Central Government
       while granting its approval

14.    Appoint Dr. D. Rajagopala Reddy as Director               Mgmt          For                            For
       of the Company, liable to retire by rotation,
       pursuant to Section 260 of the Companies Act
       1956 and Article 37 of the Articles of Association
       of the Company and who holds office up to the
       date of the ensuing AGM




--------------------------------------------------------------------------------------------------------------------------
 AUROBINDO PHARMA LTD                                                                        Agenda Number:  702189398
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y04527134
    Meeting Type:  CRT
    Meeting Date:  20-Jan-2010
          Ticker:
            ISIN:  INE406A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Scheme of Amalgamation by and between         Mgmt          For                            For
       its subsidiary Trident Life Sciences Limited
       and Aurobindo Pharma Limited as specified

2.     Authorize the Board of Directors of the Applicant         Mgmt          For                            For
       Company [hereinafter referred to as the Board
       which expression shall also include any Committee
       constituted thereof] to do all such acts, deeds,
       matters and things, including withdrawal of
       the Scheme which the Board considers necessary
       ,requisite, desirable or appropriate and to
       make, agree or accept such modifications/amendments/limitations and/or conditions arising out of or by virtue
       of the said Scheme or as may be directed or
       imposed by the Stock Exchanges with whom the
       shares of the Company are listed and/or any
       other authorities and/or by the Hon'ble High
       Court of Judicature of Andhra Pradesh at Hyderabad
       and which the Board considers necessary to
       effectively implement the said Scheme




--------------------------------------------------------------------------------------------------------------------------
 AXIS BK LTD                                                                                 Agenda Number:  702426607
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0487S103
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  INE238A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, profit and loss        account for
       the YE 31 MAR 2010, and the reports of Directors
       and Auditors     thereon

2      Re-appoint Dr. R. H. Patil as the Director,               Mgmt          For                            For
       who retires by rotation

3      Re-appoint Smt. Rama Bijapurkar as the Director,          Mgmt          For                            For
       who retires by rotation

4      Declare a dividend on the equity shares of the            Mgmt          For                            For
       Bank

S.5    Appointment of, pursuant to the provisions of             Mgmt          For                            For
       Section 224A and other          applicable
       provisions, if any, of the Companies Act, 1956
       and the Banking     Regulation Act, 1949, M/s.
       Deloitte Haskins and Sells, Chartered Accountants,
       Mumbai, ICAI Registration Number 117365W as
       the Statutory Auditors of the     Bank in place
       of M/s. S. R. Batliboi and Company; the retiring
       Auditors of    the Bank to hold office from
       the conclusion of the sixteenth AGM until the
       conclusion of the seventeenth AGM, on such
       remuneration as may be approved by the Audit
       Committee of the Board

6      Appointment of Smt. Shikha Sharma as a Director           Mgmt          For                            For
       of the bank, who is not       liable to retire
       by rotation

7      Appointment of Shri. M. M. Agrawal as a Director          Mgmt          For                            For
       of the Bank, who is liable   to retire by rotation

8      Appointment of Shri. V.R. Kaundinya as a Director         Mgmt          For                            For
       of the Bank, who is liable  to retire by rotation

9      Appointment of Dr. Adarsh Kishore as a Director           Mgmt          For                            For
       of the Bank, who is not       liable to retire
       by rotation

10     Appointment of Shri S.B. Mathur as a Director             Mgmt          For                            For
       of the Bank, who is liable to   retire by rotation

11     Approve, pursuant to the provisions of the Companies      Mgmt          For                            For
       Act, 1956, Banking       Regulation Act, 1949
       and Articles of Association of the Bank, Dr.
       Adarsh      Kishore is appointed as the Non-Executive
       Chairman of the Bank for a period   of three
       years, effective 08 MAR 2013 and he be paid
       remuneration as a        Non-Executive Chairman
       of the Bank as per the specified terms and
       conditions; authorize the Board of Directors
       of the Bank to do all such acts, deeds and
       things and to execute any document or instruction
       etc. as may be required to  give effect to
       this resolution

12     Approve, subject to the approval by the Reserve           Mgmt          For                            For
       Bank of India, to revise the  remuneration
       by way of salary and perquisites payable to
       Smt. Shikha Sharma,  Managing Director and
       Chief Executive Officer of the Bank with effect
       from 01 APR 2010 as specified

13     Approve, in partial modification to the resolution        Mgmt          For                            For
       passed by the shareholders of the Bank through
       postal ballot on 09 SEP 2009, the appointment
       of Shri M.  M. Agarwal as a Deputy Managing
       Director of the Bank for the period 10 FEB
       2010 till 31 AUG 2010, the last day of the
       month in which he reaches the age  of superannuation;
       approved by the Reserve Bank of India, Shri
       M. M. Agarwal  be paid remuneration by way
       of salary, allowances and perquisites as the
       Deputy Managing Director of the Bank as
       specified

S.14   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81    and all other
       applicable provisions, if any, of the Companies
       Act, 1956, and  in accordance with other regulatory
       laws and the provisions of the Memorandum and
       Articles of Association of the Bank, to issue,
       offer and allot additional equity stock options
       convertible into equity shares of the aggregate
       nominal  face value not exceeding INR 4,74,74,000
       47,47,400 equity shares of INR 10   each paid
       up   in addition to the approvals granted by
       shareholders at an EGM held on 24 FEB 2001
       and at AGM held on 18 JUN 2004, 02 JUN 2006
       and 06 JUN    2008 , to the present and future
       employees and Directors of the Bank under an
       Employee Stock Option Scheme  ESOS , CONTD

CONT   CONTD on the terms and conditions and in such             Non-Voting    No vote
       tranche/s as may be decided by  the Board in
       its absolute discretion; without prejudice
       to the generality of  the above, but subject
       to the terms, as approved by the members, the
       Board/remuneration and authorize the
       Nomination Committee, to implement the   scheme
       with or without modifications and variations
       in one or more tranches in such manner as
       the Board remuneration and Nomination Committee
       may         determine; authorize the Board
       to delegate all or any of the powers here in
       conferred to the remuneration and Nomination
       Committee constituted for this   purpose or
       to the managing Director and chief Executive
       Officer to the Bank;  the equity shares of
       the Bank, including for the purpose of payment
       of        dividend

S.15   Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81    (1A) and all
       other applicable provisions, if any, of the
       Companies Act 1956,  the memorandum and Articles
       of Association of the Bank, Securities and
       Exchange Board of India  Employee Stock
       option Scheme and Employee Stock      Purchase
       Scheme  guidelines, 1999  herein after referred
       to as SEBI           Guidelines  and subject
       to such other approvals, permissions and sanctions
       as may be necessary and subject to such conditions
       and modifications as may be   prescribed or
       imposed while granting such approvals, permissions
       and          sanctions, to create, offer, issue
       and allot at any time to or to the benefit
       of such persons who are in the permanent employment
       of any of the             subsidiaries of the
       Bank CONTD

CONT   CONTD present and future, including any Director          Non-Voting    No vote
       of the Subsidiary Companies, whether whole
       time or otherwise, options exercisable into
       shares of the Bank  under the Employee Stock
       Option Scheme out of options available for
       grant to  the employees and Directors of the
       bank in one or more tranches, and on such
       terms and conditions as may be fixed or determined
       by the Board in accordance with the provisions
       of the law or guidelines issued by the relevant
       Authority; authorize the Board/remuneration
       and Nomination Committee to issue and allot
       equity shares shall rank pari passu in all
       respects with the        existing Equity Shares
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HINDUSTHAN LTD                                                                        Agenda Number:  702158521
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0547C130
    Meeting Type:  EGM
    Meeting Date:  16-Dec-2009
          Ticker:
            ISIN:  INE306A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, pursuant to the provisions           Mgmt          Against                        Against
       of Section 81(1A} and other applicable provisions,
       if any,  of the Companies Act, 1956, [including
       any amendment thereto or re-enactment thereof
       for the time being in force], the Foreign Exchange
       Management Act, 1999, the issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depository Receipt Mechanism] Scheme,
       1993, Regulations for Qualified Institutions
       Placement contained in Chapter VIII of the
       Securities and Exchange Board of India [issue
       of capital & Disclosure Requirements] Regulations,
       2009, the notifications issued by the Reserve
       Bank of India ["RBI"] and other applicable
       laws, listing agreement entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, Articles
       of Association and subject to all other statutory
       and regulated approvals, consents, permissions
       and/or sanctions of the Government of India,
       Reserve Bank of India, Securities and Exchange
       Board of India ["SEBI"] and all other Concerned
       Authorities [hereinafter singly or collectively
       referred to as the "Appropriate Authorities"]
       as may be required, and subject to such terms,
       conditions and modifications as may be prescribed
       by any of the Appropriate Authorities while
       granting any such approval, consent, permission
       and/or sanction and agreed to by the Board
       of Directors of the Company [the "Board"] [which
       term shall be deemed to include any Committee
       which the Board may have constituted or hereafter
       constitute for the time being exercising the
       powers conferred on the Board by this resolution],
       to accept, if it thinks fit in the interest
       of the Company, to create, issue, offer and
       allot equity shares and/or securities in one
       or more tranches, whether denominated in rupee
       or foreign currency(ies), in the course of
       international and/or domestic offering(s) in
       one or more foreign market(s), for a value
       of up to INR 2,000 crore including equity shares
       and/or other Financial Instruments ["OFIs"]
       through Qualified Institutions Placement ["QIP"]
       basis to Qualified Institutional buyers ["QIB"],
       Global Depository Receipts ("GDRs"), American
       Depository Receipts ["ADRs"], Foreign Currency
       Convertible Bonds ["FCCBs"], any other Depository
       Receipt Mechanism convertible into Equity Shares
       [either at the option of the Company or the
       holders thereof] at a later date, any such
       instrument or security [including Debentures
       or Bonds or Foreign Currency Convertible Bonds
       ["FCCBs] being either with or without detachable
       warrants attached thereto entitling the warrant
       holder to apply for Equity Shares/instruments
       or securities including Global Depository Receipts
       and American Depository Receipts representing
       equity shares [hereinafter collectively referred
       to as the securities"] or any combination of
       Equity Shares with or without premium, to be
       subscribed to in Indian and/or any Foreign
       Currency(ies) by resident or non-resident/foreign
       investors [whether institutions and/or incorporated
       bodies and/or individuals and/or trusts and/or
       otherwise/ Foreign Institutional Investors
       [FIIs]/ Mutual Funds/Pension Funds/Venture
       Capital Funds/Banks and Such other persons
       or entities, whether or not such investors
       are members of the Company, to all or any of
       them, jointly or severally through prospectus,
       offer document and/or other letter or circular
       ["Offer Document"] and/or on private placement
       basis, from time to time in one or more tranches
       as may be deemed appropriate by the Board and
       such issue and allotment to be made on such
       occasion or occasions, at such value or values,
       at a discount or at a premium to the market
       price prevailing at the time of the issue and
       in such form and manner and on such terms and
       conditions or such modifications thereto as
       the Board may determine in consultation with
       the Lead Manager(s) and/or Underwriters and/or
       Advisors, with authority to retain oversubscription
       upto such percentage as may be permitted by
       the Appropriate Authorities, with or without
       voting rights in General meetings/Class meetings,
       at such price or prices, at such interest/additional
       interest at a discount or at a premium on the
       market price or prices and in such form and
       manner and on such terms and conditions or
       such modifications thereto, including the number
       of securities to be issued, face value, rate
       of Interest, redemption period, manner of redemption,
       amount of premium on redemption/prepayment,
       number of further equity shares, to be allotted
       on conversion/redemption/extinguishment of
       debt(s), exercise of rights attached to the
       warrants, the ratio of exchange of shares and/or
       warrants and/or any other financial instrument,
       period of conversion, fixing of record date
       or book closure and all other related or  incidental
       matters as the Board may in its absolute discretion
       think fit and decide in consultation with the
       appropriate authority(ies), the Merchant Banker(s)/
       Lead Manager(s) and/or Underwriter(s) and/or
       Advisor(s) and/or such other person(s), but
       without requiring any further approval or consent
       from the shareholders and also subject to the
       applicable regulations for the time being in
       force; the Relevant Date for determining the
       pricing of the securities [whether on Qualified
       Institutional Placement to QlBs as per the
       provisions of Chapter VIII of SEBI [Issue of
       capital & Disclosure Requirements] Regulations,
       2009] or issue of equity Shares underlying
       the Global Depository Receipts or securities
       issued on conversion of FCCBs is the date of
       the meeting in which the Board decides to open
       the proposed issue or such date, if any, as
       may be notified by SEBI or the RBI or any Appropriate
       Authority from time to time; to allot further
       shares up to 15% of its issue size to the Stabilization
       Agent by availing the Green Shoe Option subject
       to the provision of relevant SEBI Regulations
       and enter Into and execute all such agreements
       and arrangements with any Merchant Banker or
       Book Runner, as the case may be, involved or
       concerned in such offerings of Securities and
       to pay all such fee/expenses as may be mutually
       agreed between the Company and the said Stabilization
       Agent; to enter into and execute all such agreements
       and arrangements with any Lead Manager(s),
       Co-lead Manager(s), Manager(s), Advisor(s),
       Underwriter(s), Guarantor(s), Depository(ies),
       Custodian(s), Trustee, Stabilization Agent,
       Banker/Escrow Banker to the Issue and all such
       agencies as may be involved or concerned in
       such offerings of securities and to remunerate
       all such agencies by way of commission, brokerage,
       fees or the like, and also to seek the listing
       of such securities in one or more Indian/International
       Stock Exchanges; issue Depository Receipt(s)
       or Certificate(s), representing the underlying
       securities issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in Indian and/or International
       Capital Markets for the instruments of this
       nature and to provide for the tradability or
       free transferability thereof, as per the Indian/International practices and regulations and under the norms
       and practices prevalent in the Indian/ International
       Markets; to issue and allot such number of
       further equity shares as may be required to
       be issued and allotted upon conversion of any
       securities or as may be necessary in accordance
       with the terms of the offering, all such further
       equity shares ranking pari-passu with the existing
       equity shares of the Company in all respects
       except provided otherwise under the terms...CONTD

       CONTD of issue and in the offer document; subject         Non-Voting    No vote
       to the existing law and regulations, such securities
       to be issued, that are not subscribed, may
       be disposed of by the Board to such person(s)
       and in such manner and on such terms as the
       Board may in its absolute discretion think
       most beneficial to the Company, including offering
       or placing them with resident or non-resident/foreign
       investor(s) [whether Institutions and/or incorporated
       bodies and/or individuals and/or trusts and/or
       otherwise] Foreign Institutional Investors
       ["FIIs"]/Qualified Institutional buyer ["QIBs"]
       Mutual Funds/Pension Funds/Venture capital
       Funds/Banks and/or Employees and Business Associates
       of the Company or such other person(s) or entity(ies)
       or otherwise, Whether or not such investors
       are members of the Company, as the Board may
       in its absolute discretion decide; to agree
       to and make and accept such conditions, modifications
       and alterations stipulated by any of the relevant
       authorities, approvals, consents or permissions
       to the issue as may be considered necessary,
       proper and expedient and to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion, deem necessary or desirable
       for such purpose, including without limitation
       the entering into of underwriting, marketing,
       depository and Custodian arrangements and with
       power on behalf of the Company to settle any
       questions, difficulties or doubts that may
       arise in regard to any such issue(s)/offer(s)
       or allotment(s) or otherwise and utilization
       of the issue proceeds and/or otherwise to alter
       or modify the terms of Issue, if any, as it
       may in its absolute discretion deem fit and
       proper without being required to seek any further
       consent or approval of the Company to the end
       and intent that the Company shall be deemed
       to have given its approval thereto expressly
       by the authority of this resolution; delegate
       all or any of the powers herein conferred by
       this resolution on it to any Committee of Directors
       or any person or persons, as it may in its
       absolute discretion deem fit in order to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 BAJAJ HINDUSTHAN LTD                                                                        Agenda Number:  702249966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0547C130
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2010
          Ticker:
            ISIN:  INE306A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 30 SEP 2009 and the balance
       sheet as at the date together with the reports
       of the Board   of Directors and the Auditors
       thereon

2      Declare a final dividend on equity shares for             Mgmt          For                            For
       YE 30 SEP 2009

3      Re-appoint Mr. R. . Ruia as a Director, who               Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Alok Krishna Agarwal as a Director,        Mgmt          For                            For
       who retires by rotation

5      Appoint M/s. Chaturvedi & Shah ,Chartered Accountants     Mgmt          For                            For
       as the Auditors of the

6      Approve, pursuant to provisions if any, Companies         Mgmt          For                            For
       Act 1956  including any     amendment there
       to or re-enactment thereof for the time being
       in force , Dr.  Sanjeev Kumar, who pursuant
       to Article 94 of the Articles of Association
       of   the Company was appointed as an Additional
       Director of the Company on 24 MAR  2009 and
       who under Section 260 of the Companies Act
       1956 holds office only up to the date of this
       AGM and in respect of whom the Company has
       received a     notice in writing from a Member
       signifying his intention to propose the
       candidature of Dr. Sanjeev Kumar for the
       office of the Director of the        Company
       to appoint as the Director of the Company liable
       to retire by         rotation

S.7    Approve that the partial modification of Special          Mgmt          For                            For
       Resolution passed at the 77  AGM of the Company
       held on 24 MAR 2009 and subject to provisions
       of Section   198, 309 and 310 read with Schedule
       XIII and other applicable provisions if   any
       of the Companies Act 1956  including any amendment
       thereto or             re-enactment thereof
       for the time being in force  and subject to
       the approval of Central Government and any
       other approval as may be required the consent
       and approval of the Company accorded to the
       revision in the terms of          remuneration
       of Mr. Shishir Bajaj Managing Director revising
       the salary from  INR 6,00,000 per month CONTD.

-      CONTD. to in the range of INR 9,00,000 to INR             Non-Voting    No vote
       18,00,000 per month with        resultant changes
       in certain allowances, perquisites and benefits
       as          specified, in case the Company
       has in any FY no profits or if its profits
       are inadequate anytime during the period of
       present tenure of the Managing        Director,
       he shall be paid the minimum remuneration in
       accordance with the    provisions of the Companies
       Act,1956 and Schedule XIII or any modification
       thereto; and save as expressly modified
       by the resolution, all other terms    and conditions
       of appointment of Managing Director, Mr. Shishir
       Bajaj Vide    special resolution passed at
       the 77th AGM of the Company held on 24 MAR
       2009  remain unaltered and continue to apply

8      Authorize the Board of Directors, in supervision          Mgmt          For                            For
       of the resolution passed at  the 77th AGM of
       the Company held on MAR 24 2009, in accordance
       with Section   293(1)(d) and all other applicable
       provisions, if any of the Companies Act
       ,1956  including the amendment thereto or re-enactment
       thereof for the time   being in force  and
       the Articles of Association of the Company
       , to borrow    any sum or sums of money form
       time to time at their discretion for the
       purpose of the business of the Company
       which together with the monies of      already
       borrowed by the Company  apart from temporary
       loans obtained from the Company's CONTD.

-      CONTD. Bankers in the ordinary course of business         Non-Voting    No vote
       may exceed at any time    the aggregate of
       the paid-up capital of the Company and its
       free reserves     that is to say reserves not
       set apart for any specific purpose  by a sum
       not  exceeding INR 6000 Crores and to range
       or fix the terms and conditions of all such
       monies to be borrowed from time to time as
       to interest, security or      otherwise as
       it may think fit

9      Authorize the Company in terms of Section 293             Mgmt          For                            For
       1  a  and all other applicable  provisions,
       if any, of the Companies Act,1956   including
       any amendment       thereto or re-enactment
       thereof for the time being in force , to the
       Board of Directors to mortgage and/or charge,
       in addition to the mortgages' and/or     charges
       created/to be created by the Company, in such
       form and manner and     with such ranking as
       to priority and for such time and on such terms
       as the   Board may determine, all or any of
       the movable and/or immovable, tangible
       and/or intangible properties of the Company,
       both present and future and/     CONTD.

-      CONTD. or the whole or any part of the undertakings       Non-Voting    No vote
       of the Company together   with the power to
       take over the management of the business and
       concern of the Company in certain events of
       default, in favor of the leaders, agents,
       trustee for securing the borrowings of
       the Company availed/to be availed by   way
       of loans,  in foreign currency and/or rupee
       currency  and securities      comprising fully/partly
       convertible debentures and/or non-convertible
       debentures with or without detachable
       or non-detachable warrants and/or       secured
       premium notes and/or floating rates notes/bonds
       or other debts        instruments , issued
       /to be issued by the Company from time to time
       , subject to the limits, compound interest
       in case of default, accumulated interest,
       CONTD.

-      CONTD. liquidated damages, commitment charges,            Non-Voting    No vote
       premia on pre-payment,         remuneration
       of agents /trustess, premium on redemption,
       all other costs,     charges and expenses,
       including any increase as a result of devaluation
       /revaluation /fluctuation in the rates
       of exchanges and all other monies      payable
       by the Company in terms of loan agreements,
       heads of agreements,      debentures trusts
       deeds or any other document entered into be
       entered into    between the Company and the
       lenders /agents/trustees, in respect of the
       said  loans/ borrowings/debentures and containing
       such specific terms and           conditions
       and covenants in respect of enforcement of
       security as may be      stipulated in that
       behalf and agreed to between the Board of Directors
       or     CONTD.

-      CONTD. Committee thereof and the lenders/agents/trustees; Non-Voting    No vote
       and authorize the   Board or any committee
       thereof to finalize, settle and execute such
       documents/deeds/ writings/papers/agreements
       as may be required and to do all  Acts, deeds,
       matters and things, as it may in its absolute
       discretion deem    necessary, proper or desirable
       and to settle any question, difficulty or
       doubt that may arise in regard to creating
       mortgage/ charge as aforesaid

10     Approve that pursuant to the provisions of Sections       Mgmt          For                            For
       16,94 and other           applicable provisions,
       if any, of the Companies Act, 1956   including
       any     amendment thereto or re-enactment thereof
       for the time being in force , the   authorized
       share capital of the Company comprising of
       30,00,00,000 equity     shares of INR 1 each
       and 50,00,00,000 unclassified shares of INR
       1 each,      aggregating to INR 80,00,00,000
       be reclassified in to 80,00,00,000 equity
       shares of INR 1 each, aggregating to INR
       80,00,00,000 and consequently, the   existing
       Clause V of the Memorandum of Association of
       the Company be altered  by substituting the
       following new Clause V in its place and stead
       as          specified; CONTD.

-      CONTD. authorize the Board of Directors or Committee,     Non-Voting    No vote
       for the purpose of      giving the effect to
       this resolution, to take all such steps and
       actions and  give such directions as may be
       in its absolute discretion deemed necessary
       and settle any question that may arise in
       this regard




--------------------------------------------------------------------------------------------------------------------------
 BEML LTD                                                                                    Agenda Number:  702093561
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0881N114
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE258A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009, the balance
       sheet as at the date and the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Sri V.RS. Natarajan as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Sri M. Poongavanam as a Director,              Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Sri V. Mohan as a Director, who retires        Mgmt          For                            For
       by rotation

6.     Re-appoint Sri Satyajeet Rajan as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For

8.a    Appoint Sri M. Nellaiappan as a Director (HR)             Mgmt          For                            For
       of the Company with effect from 23 MAR 2009
       on such terms and conditions as stipulated
       by the Government

8.b    Appoint Sri J.P. Singh as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

8.c    Appoint Sri J.P. Batra as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

8.d    Appoint Sri M.B.N. Rao as a Director of the               Mgmt          For                            For
       Company with effect from 07 JUL 2009 on such
       terms and conditions as stipulated by the Government

S.9    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Sections 60 and 61 and all other applicable
       provisions of the Companies Act, 1956 including
       amendment thereto or reenactment thereof, the
       prospectus dated 06 JUL 2007 issued by the
       Company relating to the Follow on the Public
       Offer [FPO], the listing agreement entered
       into by the Company with Stock Exchanges where
       the shares of the Company are listed, and in
       accordance with applicable guidelines, rules,
       regulation issued by Securities and Exchange
       Board of India, Government of India, or any
       other relevant authority and clarifications,
       if any, issued thereon, from time to time and
       also subject to any further consent/approval/permission/sanction, as may be required to be obtained from Government,
       SEBI or such other authorities concerned in
       this regard, to make use of the funds remaining
       unutilized out of the sum of INR 90 crore set
       apart for Voluntary Retirement Scheme of the
       employees of the Company under the object of
       utilization of FPO proceeds towards the proposed
       project for establishment of a Greenfield Manufacturing
       Centre at Palghat, Kerala; authorize the Board
       of Directors to address any concern, reply
       any query, decide any issue, interpret any
       term/phrase, apply and seek clarification from
       Government/Statutory Authority, issue clarification,
       decide any other matter in connection with
       the foregoing resolution in the interest of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 BHARAT HEAVY ELECTRICALS LTD                                                                Agenda Number:  702083382
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0882L117
    Meeting Type:  AGM
    Meeting Date:  17-Sep-2009
          Ticker:
            ISIN:  INE257A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2009 and
       the profit & loss account for the FYE on that
       date together with the Directors' report and
       the Auditors' report thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Shri. Anil Sachdev as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. B.P. Rao as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For

6.     Appoint Shri. Ashok Kumar Basu as a Director              Mgmt          For                            For
       of the Company

7.     Appoint Shri. M.A. Pathan as a Director of the            Mgmt          For                            For
       Company

8.     Appoint Smt. Reva Nayyar as a Director of the             Mgmt          For                            For
       Company

9.     Appoint Shri. Rajiv Bansal as a Director of               Mgmt          For                            For
       the Company

10.    Appoint Shri. Saurabh Chandra as a Director               Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 BHARTI AIRTEL LTD                                                                           Agenda Number:  702061108
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV12481
    Meeting Type:  AGM
    Meeting Date:  21-Aug-2009
          Ticker:
            ISIN:  INE397D01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009, the profit
       & loss account and the cash flow statement
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Akhil Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Ajay Lal as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Re-appoint Mr. Arun Bharat Ram as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Narayanan Kumar as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Appoint Messrs S.R. Batliboi & Associates, Chartered      Mgmt          For                            For
       Accountants, Gurgaon, as the Statutory Auditors
       of the Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and authorize the Board/Audit Committee
       to fix their remuneration

8.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Quah Kung Yang
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Nikesh Arora
       as a Director of the Company, who is liable
       to retire by rotation

10.    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       257 and other applicable provisions, if any,
       of the Companies Act, 1956, Mr. Craig Edward
       Ehrlich as a Director of the Company, who is
       liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 CAIRN INDIA LTD                                                                             Agenda Number:  702052971
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081B108
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2009
          Ticker:
            ISIN:  INE910H01017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit and loss account
       of the Company for the period ended on that
       date together with the reports of the Directors
       and Auditors thereon

2.     Re-appoint Mr. Aman Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

3.     Re-appoint Dr. Omkar Goswami as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Appoint Messrs S.R. Batliboi & Associates, as             Mgmt          For                            For
       the Auditors of the Company to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM and approve to fix their remuneration

5.     Appoint Ms. Jann Brown as a Director of the               Mgmt          For                            For
       Company, whose term of office shall not be
       liable to retirement by rotation

6.     Appoint Mr. Edward T. Story as a Director of              Mgmt          For                            For
       the Company, whose term of office shall be
       liable to retirement by rotation

7.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 61 of Companies Act,
       1956 and other applicable provisions of the
       laws, rules and regulations for the time being
       in force, to make changes in the terms of the
       Prospectus dated 22 DEC 2006 [the 'Prospectus']
       filed by the Company with the Registrar of
       Companies, Maharashtra, Mumbai to enable transfer
       of the unutilized balance of INR 5,449 million
       inter-se to the object category of 'Developments
       from other object categories as specified;
       and authorize the Board of Directors or a Committee
       thereof to invest the funds, pending utilization
       for the purpose as described in the Prospectus,
       in principal protected funds, derivative linked
       debt instruments other fixed and variable instruments,
       index based debt instruments rated and unrated
       debentures and bonds and any other interest
       bearing instruments over and above instruments
       as stated in the Prospectus including deleting,
       adding, amending or in any way varying the
       terms of any object(s) as specified in the
       prospectus, and to do all such acts, deeds
       and things as may be deemed necessary to give
       effect to aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 CANARA BANK                                                                                 Agenda Number:  702033628
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1081F109
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE476A01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Audited balance sheet               Mgmt          For                            For
       of the Bank as at 31 MAR 2009, profit & loss
       account for the YE 31 MAR 2009, the report
       of the Board of Directors on the working and
       activities of the Bank for the period covered
       by the accounts and the Auditors' report on
       the balance sheet and accounts

2.     Declare a dividend for the FY 2008-09                     Mgmt          For                            For

3.     Authorize the Board of Directors of the Bank              Mgmt          For                            For
       [hereinafter called the Board which shall be
       deemed to include any Committee which the Board
       may have constituted or hereafter constitute
       to exercise its powers including the powers
       conferred by this Resolution], pursuant to
       the provisions of the Banking Companies [Acquisition
       and Transfer of Undertakings] Act, 1970 and
       the Canara Bank [Shares and Meetings] Regulations,
       2000 and subject to the approvals, consents,
       sanctions, if any, of the Reserve Bank of India
       [RBI], the Government of India [GOI], the securities
       and Exchange Board of India [SEBI], and/or
       any other authority as may be required in this
       regard and subject to such terms, conditions
       and modifications thereto as may be prescribed
       by them in granting such approvals and which
       may be agreed to by the Board of Directors
       of the Bank and subject to the regulations/guidelines,
       if any, prescribed by the RBI, SEBI, and all
       other relevant authorities from time to time
       and subject to the Listing Agreements entered
       into with the Stock Exchanges where the equity
       shares of the Bank are listed, consent of the
       shareholders of the bank to offer, issue and
       allot [including with provision for reservation
       on firm allotment and/or competitive basis
       of such part of issue and for such categories
       of persons as may be permitted by the law then
       applicable] by way of an offer document/prospectus
       or such other document, in India or abroad,
       such number of equity/preference shares /securities
       [in accordance with the guidelines framed by
       RBI, specifying the class of preference shares,
       the extent of issue of each class of such preference
       shares, whether perpetual or redeemable or
       irredeemable and the terms and conditions subject
       to which each class of preference shares may,
       be issued] of the face value of INR 10 each
       and in any case not exceeding 109 Crores [and
       aggregating to not more than 1090 crores which
       together with the existing Paid-up Equity share
       capital of INR 410 crores amounts to INR 1500
       Crores, being the ceiling in the authorized
       capita! of the Bank as per Section 3(2A) of
       the Banking Companies [Acquisition and Transfer
       of Undertakings] Act 1970 or, to the extent
       of enhanced authorized capital as per the Amendment
       [if any], that may be made to the Act in future,
       in such a way that the Central Government shall
       all time hold not less than 51 % of the paid-up
       Equity capital of the Bank, whether at a discount
       or premium to the market price, in one or more
       tranches, including to one or more of the Members,
       employees of the Bank, Indian National, Non-Resident
       Indians [NRIs] Companies, private or public,
       investment institution, Societies, Trusts,
       Research organizations, Qualified institutional
       buyers [QIBs] like Foreign Institutional Investors
       [FIIs], Banks, Financial Institutions, Indian
       Mutual Funds, Venture Capital Funds, Foreign
       Venture Capital Investors, State Industrial
       Development Corporations, Insurance Companies,
       Provident Funds, Pension Funds, Development
       Financial Institutions or other entities, authorities
       or any other category of investors which are
       authorized to invest in equity/preference shares/securities of the Bank as per extant regulations/guidelines
       or any combination of the above as may be deemed
       appropriate by the Bank; such issue, offer
       or allotment shall be by way of public issue,
       rights issue, preferential issue, and/or private
       placement basis, with or without over-allotment
       option, and such offer; issue, placement and
       allotment be made as per the provisions of
       Banking Companies [Acquisition and Transfer
       of Undertakings], Act 1970 SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 [SEBI
       DIP Guidelines] and all other guidelines issued
       by the RBI, SEBI and any other authority as
       applicable, and at such time or times in such
       manner and on such terms and conditions as
       the Board may be, in its absolute discretion,
       think fit; to allot the equity / preference
       shares securities to the existing Retail Shareholders,
       Retail Individual Bidders and employees of
       the Bank at a differential lower price as compared
       to QIBs and non-institutional bidders brat
       such discount as decided by the Bank; in accordance
       with the provisions of the Listing Agreements
       entered into with relevant stock exchanges,
       the provisions of Banking Companies [Acquisition
       and Transfer of Undertakings] Act 1970, the
       provisions of the Canara Bank [Shares and Meetings]
       Regulations, 2000, the provisions of Chapter
       XIIIA of SEBI DIP, Guidelines, the provisions
       of the Foreign Exchange Management Act 1999
       and, the Foreign Exchange Management [Transfer
       or issue of security by a person Resident outside
       India] Regulations, 2000, and, subject to requisite
       approval, consents, permissions and/or sanctions
       of Securities and exchange Board of India [SEBI]
       ,Stock Exchanges, Reserve Bank of India [RBI],
       foreign investment Promotion Board [FIPB] ,
       Department of Industrial policy and Promotion,
       Ministry of Commerce [DIPP] and all other authorities
       as may be required [hereinafter collectively
       referred to as the appropriate authorities]
       and subject to such conditions as may be prescribed
       by any of them while granting any such approvals,
       consents, permission, and/or sanction [hereinafter
       referred to as "the requisite approvals"] the
       Board, may at its absolute discretion, issue,
       offer and allot, from time to time in one or
       more tranches, equity share or any securities
       other than warrants, which are convertible
       into or exchangeable with equity shares at
       a later date, in such a way that the Central
       government at any time holds not less than
       51% of the Equity Capital of the Bank, to QIBs
       [as specified] pursuant to qualified institutional
       placement, as provided for under Chapter XIIIA
       of the SEBI DIP Guidelines, through a placement
       document and/or such other documents/writings/circulars/Memoranda and in such manner and on such price, terms
       and conditions as may be determined by the
       Board in accordance with the SEBI DIP Guidelines
       or other provisions of the law as may be prevailing
       at the time, provided the price inclusive of
       the premium of the equity shares so issued
       shall not be less than the price arrived in
       accordance with the provisions of Chapter XIII-A
       of SEBI DIP Guidelines; in case of a qualified
       institutional placement pursuant to Chapter
       XIIIA of the SEBI Guidelines, the allotment
       of securities shall only be to Qualified Institutional
       Buyers within the meaning of Chapter XIIIA
       of the SEBI Guidelines, such securities shall
       be fully paid-up and the allotment of such
       securities shall be completed within 12 months
       from the date of this resolution; where securities
       which are convertible into or exchangeable
       with equity shares at a later date, in terms
       of Chapter XIII A of the SEBI DIP Guidelines,
       as specified above, the relevant date for the
       purpose of pricing of the securities shall
       be 26 JUN 200 i.e. the day which is 30 days
       prior to the date on which the general meeting
       of the shareholders is held in terms of the
       Canara Bank [Shares and Meetings], Regulations,
       2000, to consider the proposed issue or a day
       30 days prior to the date on which the holder
       of the securities which are convertible into
       or exchangeable with equity shares at a later
       date becomes entitled to apply for the said
       shares...CONTD

       .....CONTD and to accept any modification in              Non-Voting    No vote
       the proposal as may be required or imposed
       by the GOI/RBI/SEBI/ or such other appropriate
       authorities at the time of according/granting
       their approvals, consents, permissions and
       sanctions and as agreed to by the Board; the
       issue and allotment of new equity shares/preference
       shares/securities if any, to NRIs, FIIs and/or
       other eligible foreign investments be subject
       to the approval of the RBI under the Foreign
       Exchange Management Act, 1999; the said new
       equity shares to be issued shall be subject
       to the Canara Bank [shares and meetings] regulations,
       2000 as amended and shall rank in all respects
       pari passu with the existing equity shares
       of the Bank and shall be entitled to dividend
       declared, if any, in accordance with the statutory
       guidelines that are in force at the time of
       such declaration for the purpose of giving
       effect to any issue or allotment of equity
       shares/ preference shares/securities, to determine
       the terms of the public offer, including the
       class of investors to whom the securities are
       to be allotted, the number of shares, securities
       to be allotted in each tranche, issue price,
       premium amount on issue as the Board in its
       absolute discretion deems fit and do all such
       acts, deeds, matters and things and execute
       such deeds, documents and agreements, as they
       may, in its absolute discretion deems fit and
       do all such acts, deeds, matters and things
       and execute such deeds, documents and agreements,
       as they may, in its absolute discretion, deem
       necessary, proper or desirable, and to settle
       or give instructions or directions for settling
       any question, difficulties or doubts that may
       arise in regard to the public offer, issue
       allotment and utilization of the issue proceeds,
       and to accept and to give effect to such modification,
       changes variations , alterations, deletions,
       additions as regards and the terms and conditions,
       as it may, in its absolute discretion, deem
       fit and proper in the best interest of the
       bank, without requiring any further approval
       of the Members and that all or any of the power
       conferred on the Bank and the Board vide this
       resolution may be exercised by the Board; to
       enter into and execute all such arrangements
       with any Lead Manger[s], Banker[s], underwriter[s],
       Depository [ies] and all such agencies as may
       be involved or concerned in such offering of
       equity/ preference share/ securities and to
       remunerate all such institutions and agencies;
       for the purpose of giving effect to the above
       , the Board , in consultation with the Lead
       Mangers, Underwriters, Advisors and/or other
       persons as appointed by the Bank to determine
       the form and terms of the issue including the
       class of investors to whim the share/securities
       are to be allotted number of shares/securities
       to be allotted in each tranche, issue price
       [including premium, if any], face value, premium
       amount o issue/conversion of securities/exercise
       of warrants/redemption of securities rate of
       interest, redemption period, number of equity
       shares/ preference shares or other securities
       upon conversion or redemption or cancellation
       of the securities, the price, premium or discount
       on issue/ conversion of securities, rate of
       interest, period of conversion, fixing of record
       date or book closure and related or incidental
       matters, listings on one or more stock exchanges
       in India and / or abroad as the Board in its
       absolute discretion deems fit; such of these
       shares/ securities as are not subscribed may
       be disposed off by the Board in its absolute
       discretion in such manner as the Board may
       deem fit and as permissible by law; for the
       purpose of giving effect to this resolution,
       to do all such acts, deeds, matters and things
       as it may in its absolute discretion deems
       necessary, proper, and desirable and to settle
       any question, difficulty or doubt that may
       arise in regard to the issue, of the share/
       securities and further to do all such acts,
       deeds, matters and things, finalize and execute
       all documents and writings as may be necessary,
       desirable or expedient as it may in its absolute
       discretion deem fit, proper or desirable without
       being required to seek any further consent
       or approval of the shareholders or authorize
       to the end and intent, that the shareholders
       shall be deemed to have given their approval
       thereto expressly by the authority of the resolution;
       for the purpose of giving effect to the above
       resolutions, and to do all such acts, deeds,
       matters and things and to settle all questions
       and difficulties as it may, in its absolute
       discretion deem fit, without being required
       to seek any further consent or approval; to
       delegate all or any of the powers herein conferred
       to the Chairman and Managing Director or to
       the Executive Director(s) to give effect to
       the aforesaid resolutions




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702026635
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Profit and Loss             Mgmt          For                            For
       Account for the YE 31 MAR 2009 and the Balance
       Sheet as at that date together with the Directors'
       report and the Auditors' report thereon

2.     Approve to confirm the first, second and third            Mgmt          For                            For
       interim dividends aggregating to INR 2 per
       share [100%]

3.     Re-appoint Dr. V. Von Massow as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S. Labroo as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Appoint Sharp & Tannan, Chartered Accountants,            Mgmt          For                            For
       as the Statutory Auditors of the Company, to
       hold office from the conclusion of this AGM
       upto the conclusion of next AGM and authorize
       the Audit Committee of the Board of Directors
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CROMPTON GREAVES LTD                                                                        Agenda Number:  702229356
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1788L144
    Meeting Type:  EGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE067A01029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       16,31, 94 and other           applicable provisions,
       if any, of the Companies Act, 1956, and the
       provisions of Article 4 of the Articles of
       Association of the Company, to increase the
       authorized share capital of the Company from
       INR 1,250,000,000 divided into   625,000,000
       equity shares of INR 2 each to INR 2,600,000,000,
       divided into    1,300,000,000 equity shares
       of INR 2 each; amend the existing Clause 5
       of the Memorandum of Association of the Company
       as specified

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 78
       and other applicable provisions, if any, of
       the Companies Act,  1956, Article 168 of the
       Articles of Association of the Company, and
       subject  to the Guidelines issued by the Securities
       and Exchange Board of India, and   other approvals
       as necessary, to capitalize such amount out
       of the Securities Premium Account of the Company
       for issue of fully paid bonus shares of the
       face value of INR 2 each, to the holders
       of the existing equity shares of the Company,
       on such Record date CONTD

-      CONTD as may be fixed by the Board in this regard,        Non-Voting    No vote
       in the proportion of 3 new equity shares for
       every 4 equity shares to which the shareholder
       is entitled; the bonus shares shall be subject
       to the Memorandum and Articles of
       Association of the Company; and shall rank
       pari passu in all respects with    and carry
       the same rights as the existing equity shares
       and shall be entitled to participate in full,
       in any dividend declared after the allotment
       of bonus shares; no letter(s) of allotment
       shall be issued to the allottees of the
       Bonus shares; instead, share certificates
       will be dispatched to the           shareholders
       who hold the existing equity shares in physical
       form and the     respective beneficiary accounts
       will be credited for the bonus shares, for
       such shareholders who hold CONTD

-      CONTD the existing equity shares in dematerialized/electronicNon-Voting    No vote
       form, within    the prescribed period; in respect
       of fractional entitlements, the bonus
       shares shall be consolidated and allotted
       to any person(s) appointed by the   Board in
       trust, on the understanding that such person(s)
       shall sell the Bonus shares at such price or
       prices to such persons as they may think fit,
       as soon as practicable, after the allotment
       of such bonus shares, and pay to the      Company,
       the net sale proceeds  after deducting all
       expenses and taxes        relating to such
       sale , which proceeds shall be distributed
       by the Company    pro rata amongst the shareholders
       CONTD

-      CONTD entitled thereto; authorize the Board               Non-Voting    No vote
       of Directors  which shall include any committee
       which the Board may constitute, or any Director/Officer
       authorized by the Board for this purpose
       , to settle all matters arising out  of and
       incidental to the abovementioned issue of bonus
       equity shares and      further take all actions
       as it may, in its absolute discretion, deem
       necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 DIALOG TELEKOM PLC                                                                          Agenda Number:  702452715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2064K107
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  LK0348N00009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the report of the Directors             Mgmt          For                            For
       and the statement of accounts   for the FYE
       31 DEC 2009 and the Auditors' report

2      Re-elect Dato' Yusof Annuar bin Yaacob as a               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 102 of the Articles of Association
       of the Company

3      Re-elect Mr. Azwan Khan bin Osman Khan as a               Mgmt          For                            For
       Director, who retires by rotation pursuant
       to Article 102 of the Articles of Association
       of the Company

4      Re-elect Mr. Moksevi Rasingh Prelis as a Director,        Mgmt          For                            For
       who attained the age of 73 years on 02 JUL
       2009 and retires pursuant to section 210 of
       the Companies     Act, No.07 of 2007 and to
       resolve that the age limit of 70 years referred
       to  in Section 210 of the Companies Act, No.
       07 of 2007 shall not be applicable   to Mr.
       Moksevi Rasingh Prelis

5      Re-elect Mr. Jayantha CUdah Bandara Dhanapala             Mgmt          For                            For
       as a Director, who attained the age of 71 years
       on 30 DEC 2009 and retires pursuant to Section
       210 of the     Companies Act, No.07 of 2007
       and to resolve that the age limit of 70 years
       referred to in section 210 of the Companies
       Act, No. 07 of 2007 shall not be  applicable
       to Mr. Jayantha CUdah Bandara Dhanapala

6      Re-appointment of Messrs. PricewaterhouseCoopers,         Mgmt          For                            For
       Chartered Accountants, as   Auditors to the
       Company and to authorize the Directors to determine
       their     remuneration

7      Authorize the Directors to determine and make             Mgmt          For                            For
       donations

S.8    Approve to change the name of the Company to              Mgmt          For                            For
       "Dialog Axiata PLC"

9      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DLF LIMITED                                                                                 Agenda Number:  702094765
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2089H105
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE271C01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the Profit & Loss account
       for the YE on that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Kameshwar Swarup as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. D. V. Kapur as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. M. M. Sabharwal as a Director,             Mgmt          For                            For
       who retires by rotation

6.     Re-appoint M/s. Walker, Chandiok & Co., as the            Mgmt          For                            For
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of next AGM and approve to fix their remuneration

7.     Re-appoint, pursuant to Article 93 of the Articles        Mgmt          For                            For
       of Association of the Company, in accordance
       with the provisions of Sections 198, 269, 309,
       310 read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act, 1956
       [the Act] [including any statutory modification
       or re-enactment thereof for the time being
       in force], Mr. Kameshwar Swarup as a Whole-time
       Director, designated as 'Senior Executive Director
       - Legal' for a period of 2 years with effect
       from 01 JAN 2010 on the specified terms and
       conditions including the specified remuneration;
       authorize the Board of Directors to alter,
       vary, modify and revise the terms and conditions
       of the said appointment and/or the remuneration,
       from time to time within the limits laid down
       in the then subsisting respective provisions
       of the Act; approve: that, in the event of
       absence or inadequacy of profits in any year
       during the tenure of his appointment, the aforesaid
       remuneration will be paid as minimum remuneration
       to Mr. Kameshwar Swarup; and authorize the
       Board of Directors of the Company including
       any duly Constituted Committee thereof [hereinafter
       referred to as 'the Board'] to do all such
       acts, deeds and things including entering into
       such agreement(s), deed(s) of amendment or
       any such document(s) as the Board may, in its
       absolute discretion, consider necessary, expedient
       or desirable including to sub-delegate all
       or any of the powers herein conferred on it,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company

S.8    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       314(1) and other applicable provisions of the
       Companies Act, 1956 [including any statutory
       modification or re-enactment thereof, for the
       time being in force], Ms. Savitri Devi Singh
       as 'Vice President', DLF Commercial Developers
       Limited [DCDL], a wholly owned subsidiary of
       the Company with effect from 01 APR 2009 at
       the specified remuneration and terms and conditions;
       and authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 DR REDDYS LABS LTD                                                                          Agenda Number:  702426948
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y21089159
    Meeting Type:  CRT
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  INE089A01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve, with or without modification, the Scheme         Mgmt          For                            For
       of arrangement proposed to be made between
       the applicant Company and its Members for the
       issue of unsecured, redeemable, non-convertible,
       fully paid up bonus debentures of the applicant
       Company from its general reserve to its Members

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NO. 1. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITIONAL     Non-Voting    No vote
       COMMENT. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAIL (INDIA) LTD                                                                            Agenda Number:  702076414
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2682X135
    Meeting Type:  AGM
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  INE129A01019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009, profit & loss account
       for the YE 31 MAR 2009, Directors' report,
       the Auditors' report and the comments thereupon
       of Comptroller & Auditor General of India

2.     Declare a final dividend of 30% [INR 3 per share]         Mgmt          For                            For
       on the paid-up equity share capital of the
       Company for the YE 31 MAR 2009 as recommended
       by the Board and the interim dividend of 40%
       [ INR 4 per share] already paid in the month
       of February 2009

3.     Re-appoint Shri. A. K. Purwaha as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. S. Sundareshan as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       to decide and fix the remuneration of the Statutory/Branch
       Auditors of the Company in terms of the provisions
       of Section 224(8)(aa) of the Companies Act,
       1956 for the FY 2009-2010, as may be deemed
       fit by the Board

6.     Appoint Prof. A. Q. Contractor as a Director              Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation

7.     Appoint Shri Apurva Chandra as a Director of              Mgmt          For                            For
       the Company, who is liable to retire by rotation

8.     Appoint Shri R. D. Goyal as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation,
       on such terms and conditions, remuneration
       and tenure as may be determined by the President
       of India from time to time




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  702064243
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  OTH
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

S.1    Authorize the Board of Directors, in pursuance            Mgmt          Against                        Against
       of the provisions of Section 81[1A] and other
       applicable provisions, if any, of the Companies
       Act, 1956 as also provisions of any other applicable
       laws, rules and regulations [including any
       amendment thereto or re-enactment thereof for
       the time being in force] and enabling provisions
       in the Memorandum and Articles of Association
       of the Company and the Listing Agreements entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed
       and subject to such approvals, consents, permissions
       and sanctions of the Government of India [GOI],
       Reserve Bank of India [RBI], Securities and
       Exchange Board of India [SEBI] and all other
       appropriate and/or concerned authorities, and
       subject to such conditions and modifications,
       as may be prescribed by any of them in granting
       such approvals, consents, permissions and sanctions
       which may be agreed to by the Board of Directors
       of the Company ["Board"] [which term shall
       be deemed to include any Committee which the
       Board may have constituted or hereafter constitute
       for the time being exercising the powers conferred
       on the Board by this resolution], to issue,
       offer and allot Equity shares/warrants and
       for instruments convertible into Equity shares
       optionally or otherwise including but not limited
       to Global Depository Receipts [GDR's] American
       Depository Receipts [ADR's]/Foreign Currency
       Convertible Bonds [FCCB's] or any combination
       thereof [hereinafter referred to as "Securities"]
       for an aggregate sum up to USD 250 million
       with a green shoe option of 15% or equivalent
       in Indian and/or any other currency [ies] inclusive
       of such premium, as may be permitted by the
       Ministry of Finance/such other authorities
       directly to Indian/Foreign/Resident/Non-resident
       Investors [whether Institutions, Incorporate
       Bodies, Mutual Funds/Trusts/Foreign Institutional
       Investors/Banks and/or individuals, or otherwise
       and whether or not such investors are members,
       promoters, Directors or their relatives/associates,
       of the Company] through Public Issue(s), Private
       Placement(s) or a combination thereof or through
       Qualified Institutional Placement [QIP] in
       terms of Chapter XIII A of the SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 as
       amended from time to time at such time or times,
       in such tranche or tranches at such price or
       prices at a discount or premium to market price
       or prices in such manner and on such terms
       and condition and with reference to such 'relevant
       date' as may be decided and deemed appropriate
       by the Board at the time of such issue or allotment
       of considering the prevailing market conditions
       and other relevant factors, wherever necessary
       in consultation with the Lead Managers, Underwriters,
       advisors or through the subsidiaries, including
       by way of Initial Public Offer in the United
       States of America or other countries, so as
       to enable the Company to get listed at any
       Stock Exchanges in India and/or Luxemburg/London/New
       York/Singapore/Hong Kong Stock Exchanges and/or
       any of the Overseas Stock Exchanges; the "relevant
       date" for the purpose of computing the minimum
       price for issue of the Securities in terms
       of Chapter XIII A of the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 would
       be either (i) the date of the meeting in which
       the Board of the Company or the Committee of
       Directors duly authorized by the Board of the
       Company decides to open the proposed issue
       or (ii) the date on which the holder of the
       securities which are convertible into exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares as may
       be determined by the Board of Directors in
       their absolute discretion; for the purpose
       of giving effect to the above resolution, authorize
       the Board of Directors to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion deem necessary or desirable
       and to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue
       and allotment of securities; to accept any
       modifications in the proposal as may be required
       by the authorities involved in such issues
       but subject to such conditions as the SEBI/GOI/RBI
       or such other appropriate authorities may impose
       at the time of their approval and as agreed
       to by the Board; without prejudice to the generality
       of the above, issue of securities in international
       offer in may have all or any term or combination
       of terms in accordance with the international
       practice; authorize the Board to enter into
       and execute all such arrangements agreements
       with any Lead Managers/Underwriters/Guarantors/Depository
       [ies]/Custodians/ Advisors and all such agencies
       as may be involved in cash or otherwise including
       by way of payment of commission, brokerage,
       fees, expenses incurred in relation to the
       issue of securities and other expenses, if
       any or the like; authorize the Company and/or
       any agency or body may issue Global Depository
       Receipts and/or other form of securities mentioned
       herein above representing the underlying equity
       sharer issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in capital markets instrumentations
       of this nature and to provide for the tradability
       or free transferability thereof as per the
       prevailing practice and regulations in the
       capital markets; the Securities issued in international
       offering shall be deemed to have been made
       abroad in the markets and/or at the place of
       issue of the Securities in international markets
       and shall be governed by English or American
       law or any other law as may be decided by the
       Board as the case may be; authorize the Board
       to finalize the mode and the terms of issue
       and to allot such number of Equity Shares/Securities
       as may be required to be issued and allotted
       upon conversion of any Securities referred
       to in the paragraph(s) above as may be necessary
       in accordance with the terms of offering and
       all such shares to rank pari passu with the
       existing Equity Shares of the Company in all
       respects, excepting such rights as to dividend
       as may be provided under the terms of issue
       and in the offer document; subject to necessary
       approval, consent, permission, to convert the
       Global Depository Receipts/Foreign Currency
       Convertible Bonds into ADRs or any other permitted
       Securities and list at NASDAQ/NSE or in any
       other overseas Stock Exchanges; authorize the
       Company and/or any entity, agency or body authorized
       and/or appointed by the Company, may issue
       depository receipts representing the underlying
       Securities issued by the Company in negotiable
       registered or bearer form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and to provide for the tradability and free
       transferability thereof as per international
       practices and regulations [including listing
       on one or more stock exchange(s) inside or
       outside India] and under the forms and practices
       prevalent in the international market for Securities
       listing and trading, in the stock/securities
       exchange so that the convertible securities
       or ADRs and/or GDRs are registered or listed;
       such of these Securities as are not subscribed
       may be disposed off by the Board in its absolute
       discretion in such a manner, as the Board may
       deem fit and as permissible by law

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE FOR OR AGAINST FOR THE RESOLUTION 1.
       THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INCLUSION      Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GLENMARK PHARMACEUTICALS LTD                                                                Agenda Number:  702088267
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2711C144
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE935A01035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit and
       loss account of the Company for the YE on that
       date together with the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Gracias Saldanha as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. N.B. Desai as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Messrs. Price Waterhouse as the Auditors       Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and approve to fix their remuneration

6.     Appoint Mrs. B.E. Saldanha as a Director of               Mgmt          For                            For
       the Company

7.     Appoint Mr. D.R. Mehta as a Director of the               Mgmt          For                            For
       Company




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  702521394
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2962K118
    Meeting Type:  OTH
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  INE251H01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 711839 DUE TO DUE TO RECEIPT OF PAST RECORD
       DATE. ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to provisions of section 293(1)(a)
       and 192A and other applicable provisions, if
       any, of the Companies Act, 1956, as amended
       or restated the Companies Act and subject to
       the approvals, consents, as may be required,
       to transfer the investments made by the Company
       in the following power assets totaling to INR
       1170.23 crores, to its wholly subsidiary namely
       GVK Energy Limited: 1.) GVK Industries Limited,
       2.) GVK Gautami Power Limited, 3.) GVK Power
       (Goindwal Sahib) Limited, 4.) Alaknanda Hydro
       Power Company Limited; to approach the regulatory
       authorities/ financial institutions and such
       other agencies for the approval as may be required
       and to do and perform all such acts, matters,
       deeds and things, as may be necessary without
       further referring to the members of the Company,
       including finalizing the terms and conditions,
       methods and modes in respect thereof, determining
       the exact effective date and finalizing and
       executing necessary documents including schemes,
       agreements, deeds of assignment / conveyance
       to complete the transfer of investments as
       proposed




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  702013323
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P117
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2009
          Ticker:
            ISIN:  INE040A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the YE on that date and reports of the
       Directors and Auditors thereon

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. Arvind Pande as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Ashim Samanta as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-appoint M/s. Haribhakti & Co., Chartered               Mgmt          For                            For
       Accountants, subject to the approval of the
       Reserve Bank of India, as the Auditors of the
       Bank to hold office from conclusion of this
       meeting until the conclusion of the next AGM,
       on a remuneration to be fixed by the Audit
       and Compliance Committee of the Board in the
       best interest of the Bank, for the purpose
       of Audit of the Bank's accounts at its Head
       Office and all its Branch and other offices

S.6    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies Act, 1956 Section
       35-B and other applicable provisions, if any,
       of the Banking Regulation Act 1949 and subject
       to the approvals as may be necessary from the
       Reserve Bank of India and other concerned authorities
       or bodies and subject to the conditions as
       may be prescribed by any of them while granting
       such approvals, the approval of the Members
       of the Bank be accorded for revision in the
       remuneration and perquisites of Mr. Aditya
       Puri, Managing Director with effect from 01
       APR 2009 as specified; all other existing terms
       and conditions of appointment/remuneration
       of Mr. Aditya Puri shall remain unchanged;
       in case of absence or inadequacy of profit
       in any FY, the aforesaid remuneration and perquisites
       shall be paid to Mr. Puri as minimum remuneration;
       to do all such acts, deeds, matters and thing
       and to execute agreements, documents or instructions
       as may be required to give effect to this resolution

S.7    Authorize the Board, pursuant to the applicable           Mgmt          For                            For
       provisions of the Companies Act, 1956 Section
       35-B and other applicable provisions, if any,
       of the Banking Regulation Act 1949 and subject
       to the approvals as may be necessary from the
       Reserve Bank of India [RBI] and other concerned
       authorities or bodies and subject to the conditions
       as may be prescribed by any of them while granting
       such approvals, the approval of the Members
       of the Bank be accorded for revision in the
       remuneration and perquisites of Mr. Jagdish
       Capoor as part-time Chairman of that Bank for
       a period of 2 years with effect from 06 JUL
       2009 and revision in the existing remuneration
       and perquisites with effect from such date
       of re-appointment as specified; all other existing
       terms and conditions of appointment/remuneration
       of Mr. Jagdish Capoor shall remain unchanged;
       in case of absence or inadequacy of profit
       in any FY, the aforesaid remuneration and perquisites
       shall be paid to Mr. Jagdish Capoor as minimum
       remuneration; to do all such acts, deeds, matters
       and thing and to execute agreements, documents
       or instructions as may be required to give
       effect to this resolution

S.8    Authorize the Members of the Bank, for extending          Mgmt          For                            For
       the exercise period in respect of options granted
       under the Employees Stock Option Schemes VIII
       to XIII [the Scheme] of the bank from 2 years
       from the date of vesting to 4 years from the
       date of vesting and that in case of options
       granted under Employees Stock Option Scheme
       VII the exercise period be extended to 4 years
       from the date of vesting in respect of the
       2nd and 3rd tranches that were vested on18
       JUL 2007 and 18 Jul 2008 respectively; and
       authorize the Board and/or the Compensation
       Committee to amend the exercise period for
       all the Employees Stock Option Scheme of the
       Bank from time to time to such periods as they
       may in their absolute discretion deem fit,
       such that the exercise period shall not be
       more than 5 years from the dates of respective
       vesting as has been already approved by the
       members; for the modification of the terms
       relating, to exercise of options granted by
       the erst while Centurion bank of Punjab Limited
       [eCBOP] under its various employees Stock Option
       Scheme as under as specified; and authorize
       the Board of Directors and/or the Compensation
       Committee of the Bank, to do all such acts,
       deeds, matters and thing as may be required
       for implementing and giving effect to aforesaid
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HDFC BANK LTD, MUMBAI                                                                       Agenda Number:  702508423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3119P117
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2010
          Ticker:
            ISIN:  INE040A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010 and profit and loss account for the YE
       on that date and reports of the Directors and
       Auditors thereon

2      Declare a dividend                                        Mgmt          For                            For

3      Re-appoint Mr. C. M. Vasudev as a Director,               Mgmt          For                            For
       who retires by rotation

4      Re-appoint Dr. Pandit Palande as a Director,              Mgmt          For                            For
       who retires by rotation

5      Appointment of M/s. BSR & Company, Chartered              Mgmt          For                            For
       Accountants  ICAI Reg. No.       101248W ,
       in respect of whom the bank has received a
       Special Notice pursuant  to Section 225 of
       the Companies Act, 1956 subject to the approval
       of the      Reserve Bank of India, as Auditors
       of the Bank to hold office from conclusion
       of this meeting till the conclusion of the
       next AGM, on a remuneration to be  fixed by
       the Audit and Compliance Committee of the Board
       of Directors in the  best interest of the Bank,
       for the purpose of audit of the bank's accounts
       at its Head Office, Branches and other offices

6      Approve,pursuant to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, and any other applicable
       laws, or any amendment or modifications of
       or any        re-enactment thereof, and subject
       to the approvals, as may be necessary from
       the Reserve Bank of India and other concerned
       authorities or bodies and       subject to
       the conditions as may be prescribed by any
       of them while granting  such approvals, re-appoint
       Mr. Aditya Puri as a Managing Director of the
       Bank for a period of 3 years commencing from
       1 APR 2010 to 31 MAR 2013 upon such   terms
       and conditions including remuneration as set
       out in the draft agreement placed before this
       meeting, which agreement is specifically approved
       and      sanctioned with authority to the Board
       of Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Aditya Puri  , in such manner as may
       be agreed to between the Board and Mr. Aditya
       Puri;   provided however that the remuneration
       payable to Mr. Aditya Puri shall not   exceed
       the limits specified in the said agreement;

CONT   authorize the Board to do all such acts, deeds,           Non-Voting    No vote
       matters and things and to     execute any agreements,
       documents, instruments and writings as may
       be         required, with power to settle all
       questions, difficulties or doubts that may
       arise in regard to the said re-appointment
       as it may in its sole discretion   deem fit
       and to delegate all or any of its powers conferred
       herein to any     Directors and/or Officers
       of the Bank to give effect to this resolution

7      Authorize the Board,pursuant to the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, and
       any other applicable laws, or any amendment
       or modifications   of or any re-enactment thereof,
       and subject to the approvals, as may be
       necessary from the Reserve Bank of India
       and other concerned authorities or   bodies
       and subject to the conditions as may be prescribed
       by any of them      while granting such approvals,
       re-appoint Mr. Harish Engineer as a Executive
       Director of the Bank for the period commencing
       from 12 OCT 2010 to 30 SEP     2013 upon such
       terms and conditions including remuneration
       as set out in the  draft agreement placed before
       this meeting which agreement is specifically
       approved and sanctioned with authority to
       the Board of Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Harish       Engineer , in such manner
       as may be agreed to between the Board and Mr.
       Harish Engineer; provided however that
       the remuneration payable to Mr. Harish Engineer
       shall not exceed the limits specified in the
       said agreement;

CONT   to do all such acts, deeds, matters and things            Non-Voting    No vote
       and to execute any agreements, documents, instruments
       and writings as may be required, with power
       to settle  all questions, difficulties or doubts
       that may arise in regard to the said    re-appointment
       as it may in its sole discretion deem fit and
       to delegate all  or any of its powers conferred
       herein to any Directors and/or Officers of
       the Bank, to give effect to this resolution

8      Authorize the Board,pursuant to the applicable            Mgmt          For                            For
       provisions of the Companies    Act, 1956, and
       any other applicable laws, or any amendment
       or modifications   of or any re-enactment thereof,
       and subject to the approvals, as may be
       necessary from the Reserve Bank of India
       and other concerned authorities or   bodies
       and subject to the conditions as may be prescribed
       by any of them      while granting such approvals,
       re-appoint Mr. Paresh Sukthankar as a
       Executive Director of the Bank for a period
       of 3 years with effect from 12    OCT 2010
       to 11 OCT 2013 upon such terms and conditions
       including remuneration as set out in the draft
       agreement placed before this meeting which
       agreement  is specifically approved and sanctioned
       with authority to the Board of        Directors

CONT   hereinafter referred to as the Board which term           Non-Voting    No vote
       shall be deemed to include    the Compensation
       Committee of the Board of Directors  to alter
       and vary the   terms and conditions of the
       said re-appointment and/or agreement  including
       authority, from time to time, to determine
       the amount of salary as also the   type and
       amount of perquisites and other benefits payable
       to Mr. Paresh       Sukthankar  as may be agreed
       to between the Board and Mr. Paresh Sukthankar;
       provided however that the remuneration payable
       to Mr. Paresh Sukthankar shall not exceed the
       limits specified in the said agreement;

CONT   to do all such acts, deeds, matters and things            Non-Voting    No vote
       and to execute any agreements, documents, instruments
       and writings as may be required, with power
       to settle  all questions, difficulties or doubts
       that may arise in regard to the said    re-appointment
       as it may in its sole discretion deem fit and
       to delegate all  or any of its powers conferred
       herein to any Directors and/or Officers of
       the Bank, to give effect to this resolution

S.9    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       81 and other applicable pro    visions, if
       any, of the Companies Act, 1956  including
       any amendment thereto  or modifications or
       re-enactments thereof  and in accordance with
       the         provisions of the Memorandum and
       Articles of Association of the Bank and the
       regulations/guidelines, if any, prescribed
       by the Securities and Exchange     Board of
       India  SEBI , Reserve Bank of India  RBI  and
       all other concerned    and relevant authorities
       from time to time, to the extent applicable
       and      subject to such approvals,, consents,
       permissions and sanctions of the        Government
       of India, SEBI, RBI and all other appropriate
       authorities,         institutions or bodies
       and subject to such conditions and modifications
       as    may be prescribed by any of them while
       granting such approvals, consents,     permissions

CONT   and sanctions, the Board of Directors of the              Non-Voting    No vote
       Bank  hereinafter referred to as the Board,
       which term shall be deemed to include the Compensation
       Committee,  for the time being authorized by
       the Board of Directors to exercise the
       powers conferred on the Board of Directors
       by this resolution and/or such     other persons
       who may be authorized in this regard  be and
       is hereby          authorized to issue, offer
       and allot 2,00,00,000 equity stock options,
       convertible into equity shares of the
       aggregate nominal face value not        exceeding
       INR 20,00,00,000 to the present and future
       employees which          expression shall include
       Managing and/or Directors in the whole-time
       employment of the Bank under an employee
       Stock Option Plan hereinafter        referred
       to as ESOS as specified and on such other terms
       and conditions and   in such tranches

CONT   as may be decided by the Board/Compensation               Non-Voting    No vote
       Committee in its absolute         discretion;
       authorize, the Board/Compensation Committee
       or such person who    may be authorized in
       this regard by the Board/ Compensation Committee,
       to     implement the plan, with or without
       modifications and variations, in one or   more
       tranches in such manner as the Board / Compensation
       Committee or any     other person authorized
       by the Board/ Compensation Committee may determine;
       approve the determination of the consideration
       payable by an employee in      respect of the
       aforementioned Equity Stock Options, convertible
       into equity   shares, by the Board/Compensation
       Committee or such person who may be
       authorized in this regard by the Board/Compensation
       Committee, may be divided into 2 parts: the
       first part of the consideration shall comprise
       of a fixed   consideration,

CONT   which shall be equivalent to the face value               Non-Voting    No vote
       of the equity shares and the      second part
       shall comprise of a variable amount, to be
       determined by the      Board/Compensation Committee
       or such person who may be authorized in this
       regard by the Board/Compensation Committee
       in its absolute discretion;        authorize
       the Board/Compensation Committee or any other
       person authorized in  this regard by the Board/Compensation
       Committee to do all such acts, deeds,   matters
       and things including but not limited to framing
       rules relating to     taxation matters arising
       out of grant/exercise of Stock Options and
       execute   all such deeds, documents, instruments
       and writing as it may in its /his/her  absolute
       discretion deem necessary or desirable and
       pay fees and commission   and incur expenses
       in relation thereof; authorize the Board/Compensation

CONT   Committee or any other person authorized in               Non-Voting    No vote
       this regard by the                Board/Compensation
       Committee to settle all questions, difficulties
       or doubts  that may arise in relation to the
       implementation of the plan and to the
       shares  including to amend or modify any of
       the terms thereof  issued herein  without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have   given their approval thereto expressly
       by authority of this resolution;       approve
       no single employee shall be granted options
       under the scheme          entitling such employee
       to equity shares in the Bank

CONT   which would represent more than 1% of the paid-up         Non-Voting    No vote
       share capital of the bank   as on the date
       of grant of options or 10% of the total number
       of options      granted under the scheme, and
       that the minimum number of options that can
       be  granted under the forthcoming schemes as
       well as the existing schemes are     zero;
       the equity shares to be issued as stated aforesaid
       shall rank           pari-passu with all the
       existing equity shares of the bank for all
       purposes




--------------------------------------------------------------------------------------------------------------------------
 HERO HONDA MOTORS LTD                                                                       Agenda Number:  702085297
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3179Z146
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  INE158A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet of the Company as at 31 MAR 2009, and
       the profit and loss account for the YE on that
       date together with the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend of INR 20 per equity share             Mgmt          For                            For
       on 19,96,87,500 equity shares of INR 2 each
       for the FY 2008-2009

3.     Re-appoint Gen. [Retd.] V.P. Malik as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Brijmohan Lall Munjal as a Director,       Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Sunil Kant Munjal as a Director,           Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Takashi Nagai as a Director,               Mgmt          For                            For
       who retires by rotation

7.     Appoint M/s. A.F. Ferguson & Co., Chartered               Mgmt          For                            For
       Accountants, New Delhi, the retiring Auditors,
       as the Auditors to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDS LTD                                                                           Agenda Number:  702078797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  AGM
    Meeting Date:  18-Sep-2009
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the YE on that date, the report of the
       Directors and the Auditors thereon

2.     Approve to confirm the payment of the interim             Mgmt          For                            For
       dividend @6% made during the year on 20,32,734
       preference shares of INR 2 each fully paid
       up for the FY 2008-09

3.     Declare and sanction the payment of dividend              Mgmt          For                            For
       on equity shares of the Company for the FY
       2008-2009

4.     Re-appoint Mrs. Rajashree Birla as a Director,            Mgmt          For                            For
       who retires from office by rotation

5.     Re-appoint Mr. K.N. Bhandari as a Director,               Mgmt          For                            For
       who retires from office by rotation

6.     Re-appoint Mr. N.J. Jhaveri as a Director, who            Mgmt          For                            For
       retires from office by rotation

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       224 and other applicable provisions, if any,
       of the Companies Act 1956, Messrs Singhi &
       Company, Chartered Accountants, Kolkata, as
       the Auditors of the Company to hold office
       from the conclusion of this meeting till the
       conclusion of the next AGM of the Company and
       authorize the Board of Directors of the Company
       to fix their remuneration for the said period
       and reimbursement of actual out of pocket expenses,
       as may be incurred in the performance of their
       duties

S.8    Approve, in terms of Article 162 of the Articles          Mgmt          For                            For
       of Association of the Company and pursuant
       to the provisions of Sections 198, 269, 309,
       311 and all other applicable provisions, if
       any of the Companies Act 1956, read with Schedule
       XIIl and all other applicable guidelines for
       managerial remuneration issued by the Central
       Government from time to time, the re-appointment
       of Mr. D. Bhattacharya as the Managing Director
       of the Company with effect from 01 OCT 2008
       for a period of 5 years on the terms as to
       remuneration and otherwise as set out hereunder
       and with liberty to the Board [which term shall
       be deemed to include the committee, if any,
       constituted by the Board from time to time]
       to alter the said terms and conditions in such
       manner as may be agreed to between the Board
       and Mr. D. Bhattacharya in the best interests
       of the Company but subject to the restrictions,
       if any, contained in the Companies Act 1956
       and Schedule XIII to the said act or otherwise
       as may be permissible at Law; period of appoint:
       5 years with effect from 01 OCT 2008 on the
       terms and conditions as specified

S.9    Authorize the Board of Directors on behalf of             Mgmt          Against                        Against
       the Company, pursuant to the provisions of
       Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 (the Act)
       [including any amendment thereto or re-enactment
       thereof], and in accordance with the provisions
       of the memorandum and Articles of Association
       of the Company and the Listing Agreement entered
       into with the stock exchanges where the Equity
       Shares of the Company are listed [the "Stock
       Exchanges"] , Chapter XIII-A of the securities
       and Exchange Board of India [disclosure and
       Investor Protection] guidelines, 2000 [SEBI
       DIP Guidelines], Foreign Exchange Management
       Act, 2000 (FEMA), Foreign Exchange Management
       [transfer or issue of security by a person
       resident outside India] regulations, 2000 and
       Issue of foreign currency convertible bonds
       and ordinary shares [through Depositary Receipt
       Mechanism] scheme, 1993 and the regulations/guidelines,
       if any, prescribed by the securities and Exchange
       Board of India, Reserve Bank of India, the
       stock exchanges, the Government of India or
       any other relevant authority from time to time,
       to the extent applicable, and subject to such
       approvals, consents, permissions and sanctions
       as might be required and subject to such conditions
       as may be prescribed while granting such approvals,
       consents, permissions and sanctions [hereinafter
       referred to as the "Board" which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       power including the powers conferred by this
       resolution]; to create, issue, offer and allot,
       [including the provisions for reservation on
       firm and/or competitive basis, of such part
       of issue and for such categories of persons
       as may be permitted], in the course of 1 or
       more public or private offerings in domestic
       and/or 1 or more international market(s) with
       or without a green shoe option; equity shares
       [including qualified institutions placement
       under SEBI DIP Guidelines] and/or equity shares
       through depository receipts and/or convertible
       bonds and/or other securities convertible into
       equity shares at the option of the Company
       and/or the holder(s) of such securities, and/or
       securities linked to equity shares and/or securities
       including non-convertible debentures with warrants
       or other securities with or without warrants,
       which may either be detachable or linked, and
       which warrant has a right exercisable by the
       warrant holder to subscribe for the equity
       shares and/or warrants with an option exercisable
       by the warrant-holder to subscribe for equity
       shares and/or any instruments or securities
       representing either equity shares and/or convertible
       securities linked to equity shares [including
       the issue and allotment of equity shares pursuant
       to a Green Shoe- Option, if any], [all of which
       are hereinafter collectively referred to as
       'Securities'] to eligible investors under applicable
       Laws, regulations and guidelines [whether residents
       and/or non-residents and/or institutions/banks
       and/or incorporated bathes, mutual funds, Venture
       capital funds and Indian and/or multi-lateral
       financial institutions and/or individuals and/or
       trustees and/or stabilizing agents or otherwise,
       and whether or not such investors are Members
       of the Company], through prospectus and/or
       letter of offer or circular and/or on public
       and/or private/preferential placement basis,
       such issue and allotment to be made at such
       time/times, in 1 or more tranches, for cash,
       at such price or prices, in such manner and
       where necessary, in consultation with the book
       running lead Managers and/or other advisors
       or otherwise, on such terms and conditions
       as the Board, may, in its absolute discretion,
       decide at the time of issue of securities provided
       that the total amount raised through the issuance
       of such securities shall not exceed INR 2400
       crore or its equivalent in 1 or more currencies,
       including premium if any as may be decided
       by the Board, to investors as mentioned above
       and without prejudice to the generality of
       the above, the aforesaid issue of the securities
       may have all or any terms or conditions or
       combination of terms in accordance with applicable
       regulations, prevalent market practices etc;
       authorize the Board, issue depository receipts
       representing the underlying equity shares in
       the capital of the Company or such other Securities
       in negotiable, registered or bearer form [as
       may be permissible] with such features and
       attributes as may be required and to provide
       for the tradability and free transferability
       thereof as per market practices and regulations
       [including listing on 1 or more stock exchange(s)]
       in or outside India]; approve the relevant
       date for the determination of applicable price
       for the issue of the QIP securities and/or
       depository receipts shall be the date on which
       the Board of the Company (Including committee
       of the Board) decides to open the proposed
       issue, or the date on which the holder of the
       securities which are convertible into or exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares; authorize
       the Board to issue and allot such number of
       equity shares as may be required to be issue
       and allotted, including issue and allotment
       of equity shares upon conversion of any securities
       referred to above or as may be necessary in
       accordance with the terms of the offer, subject
       to the provisions of the memorandum and Articles
       of Association of the Company all such shares
       ranking pari passu Inter se and with the then
       existing equity shares of the Company in all
       respects, including dividend, which shall be
       subject to relevant provisions in that behalf
       contained in the Articles of Association of
       the Company; authorize the Board, for the purpose
       of giving effect to any offer, issue or allotment
       of equity shares or securities or instruments
       representing the same, as described above,
       to do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary [or desirable for such purpose, and
       with power on behalf of the Company to settle
       all questions, difficulties or doubts that
       may arise in regard to such issue(s) or al1otment(s)
       as it may, in its absolute discretion, deem
       fit; authorize the Board to delegate all or
       any of the powers herein conferred, to any
       Committee of Directors

S.10   Approve, pursuant to the provision of Sections            Mgmt          For                            For
       16, 94 and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof for the time being in force], to increase
       the authorized share capital of the Company
       from INR 200,00,00,000 divided into 195,00,00,000
       equity shares of INR 1 each and 2,50,00,000
       redeemable Cumulative preference shares of
       INR 2 each to INR 215,00,00,000 divided into
       210,00,00,000 equity shares of INR 1 each and
       2,50,00,000 redeemable cumulative preference
       shares of INR 2 each by creation an issue of
       15,00,00,000 equity shares of INR 1 each and
       consequently the respective Capital clauses
       in the memorandum and Article of Association
       of the Company do stand altered accordingly
       and as also provided in the succeeding resolutions
       below

S.11   Amend the Clause V of the Memorandum of Association       Mgmt          For                            For
       of the Company as specified

S.12   Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 and all other applicable provisions, if
       any of the Companies Act, 1956 [including any
       statutory modification or re-enactment thereof
       for the time being in force), the existing
       Article 4(i)(a) of Articles of Association
       of the Company as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HINDALCO INDS LTD                                                                           Agenda Number:  702127982
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3196V185
    Meeting Type:  EGM
    Meeting Date:  17-Nov-2009
          Ticker:
            ISIN:  INE038A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, that in supersession of              Mgmt          Against                        Against
       earlier resolution passed in this regard in
       tile AGM held on 18 SEP 2009 and pursuant to
       the provisions of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act, 1956 [the 'Act'] [including any amendment
       thereto or re-enactment thereof), and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Company and the listing
       Agreement entered into with the stock exchanges
       where the Equity Shares of the Company are
       listed (the 'Stock Exchanges'), Chapter VIII
       of Securities and Exchange Board of India (Issue
       of Capital and Disclosure Requirements) Regulation
       2009 (LCDR Regulations), Foreign Exchange Management
       Act 1999 {FEMA], Foreign Exchange Management
       (Transfer or issue of security by a person
       resident outside India) Regulations, 2000 and
       issue of Foreign Currency Convertible Bonds
       and Ordinary Shares (through Depositary Receipt
       Mechanism) Scheme, 1993 and the regulations/guidelines,
       if any, prescribed by the Securities and Exchange
       Board of India. Reserve Bank of India, the
       Stock Exchanges, the Government of India or
       any other relevant authority from time to time,
       to the extent applicable, and subject to such
       approvals, consents, permissions and sanctions
       as might be required and subject to such conditions
       as may be prescribed while granting such approvals,
       consents, permissions and sanctions, which
       the Board of Directors of the Company (hereinafter
       referred to as the 'Board' which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       powers including the powers conferred by this
       resolution) to accept, to create, issue, offer
       and allot, (including the provisions for reservation
       on firm and/or competitive basis, of such part
       of issue and for such categories or persons
       as may be permitted), in the course of one
       or more public or private offerings in domestic
       and/or one or more international market(s)
       with or without a green shoe option, Equity
       Shares (including Qualified Institutions Placement
       ['QIP'] under ICDR Regulations) and/or Equity
       Shares through depository receipts and/or convertible
       bonds and/or other securities convertible into
       Equity Shares at the option of the Company
       and/or the holder(s) of such securities, and/or
       securities linked to Equity Shares and/or securities
       including non-convertible debentures with warrants
       or other securities with or without warrants,
       which may either be detachable or linked, and
       which warrant has a right exercisable by the
       warrant holder to subscribe for the Equity
       Shares and/or warrants with an option exercisable
       by the warrant-holder to subscribe for Equity
       Snares and/or any instruments or securities
       representing either Equity Shares and/or convertible
       securities linked to Equity Shares (including
       the issue and allotment of Equity Shares pursuant
       to a Green Shoe Option, if any), (all of which
       are hereinafter collectively referred to as
       'Securities') to eligible investors under applicable
       laws, regulations and guidelines (whether residents
       and/or non-residents and/or institutions/banks
       and/or incorporated bodies, mutual funds, venture
       capital funds and Indian and/or multi-lateral
       financial institutions and/or individuals and/or
       trustees and/or stabilizing agents or otherwise,
       and whether or not such investors are members
       of the Company), through prospectus and/or
       letter of offer or circular and/or on public
       and/or private/preferential placement basis,
       such issue and allotment to be made at such
       time/times, in one or more tranches, for cash,
       at such price or prices, in such manner and
       where necessary, in consultation with the Book
       Running Lead Managers and/or other Advisors
       or otherwise, on such terms and conditions
       as the Board, may, in its absolute discretion,
       decide at the time of issue of Securities provided
       that the total amount raised through the issuance
       of such securities shall not exceed INR 2,900
       Crore or its equivalent in one or more currencies,
       including premium if any as may be decided
       by the Board, to investors as mentioned above;
       that without prejudice to the generality of
       the above, the aforesaid issue of the Securities
       may have all or any terms or conditions or
       combination of terms in accordance with applicable
       regulations, prevalent market practices etc;
       that the Company and/or any agency or body
       or person authorized by the Board, may issue
       depository receipts representing the underlying
       Equity Shares in the capital of the Company
       or such other Securities in negotiable, registered
       or bearer form (as may be permissible) with
       such features and attributes as may be required
       and to provide for the tradeability and free
       transferability thereof as per market practices
       and regulations (including listing on one or
       more stock exchange(s) in or outside India);
       the relevant date for the determination of
       applicable price for the issue of the Depository
       Receipts and/or Securities issued pursuant
       to a QIP shall be the date on which the Board
       of the Company (Including Committee of the
       Board) decides to open the proposed issue,
       or the date on which the holder of the securities
       which are convertible into or exchangeable
       with Equity Shares at a later date becomes
       entitled to apply for the said Equity Shares,
       as the case may be ('Relevant Date'); to issue
       and allot such number of Equity Shares as may
       required to be issued and allotted, including
       issue and allotment of Equity Shares upon conversion
       of any Securities referred to above or as may
       be necessary in accordance with the terms of
       the offer, subject to the provisions of the
       Memorandum and Articles of Association of the
       Company all such Equity Shares ranking pari
       passu inter se and with the then existing Equity
       Shares of the Company in all respects, including
       dividend, which shall be Subject to relevant
       provisions in that behalf contained in the
       Articles of Association of the Company; that
       for the purpose of giving effect to any offer,
       issue or allotment of Equity Shares or securities
       or instruments representing the same, to do
       all such acts, deeds, matters and things as
       it may, in its absolute discretion, deem necessary
       or desirable for such purpose, and with power
       on behalf of the Company to settle all Questions,
       difficulties or doubts that may arise in regard
       to such issue(s) or allotment(s) as it may,
       in its absolute discretion. deem fit; to delegate
       all or any of the powers herein conferred,
       to any Committee of Directors

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       that pursuant to the provisions of the Foreign
       Exchange Management Act, 1999 (FEMA), the Foreign
       Exchange Management (Transfer or Issue of Security
       by a Person Resident Outside India) Regulations,
       2000 and all other applicable rules, regulations,
       guidelines and laws (including any statutory
       modifications or re-enactment thereof for the
       time being in force) and subject to all applicable
       approvals, permissions and sanctions and subject
       to such conditions as may be prescribed by
       any of the concerned authorities while granting
       such approvals, permissions and sanctions,
       which may be agreed to by the Board of Directors
       of the Company (hereinafter referred to as
       'the Board' which term shall include a duly
       authorized Committee of Directors for the time
       being exercising the powers conferred by the
       Board of Directors), to permit foreign institutional
       investors ('FIIs') registered with the Securities
       and Exchange Board of India ('SEBI') to acquire
       and hold on their own account and on behalf
       of each of their SEBI approved sub-accounts,
       shares of the Company upto an aggregate limit
       of 40% of the paid-up equity share capital
       for the time being; provided, however, that
       the equity shareholding of each fit on its
       own account and on behalf of each of SEBI approved
       sub-account in the Company shall not exceed
       10% of the total paid-up equity share capital
       or such limits as are or may be prescribed,
       from time to time under applicable laws, rules
       and regulations; to do all such acts, deeds,
       matters and things and execute all documents
       or writings as may be necessary, proper or
       expedient for the purpose of giving effect
       to this resolution and for matters connected
       therewith or incidental thereto including delegating
       all of any of the powers conferred herein to
       any Committee of Directors of any Director
       or Officer of the Company




--------------------------------------------------------------------------------------------------------------------------
 HINDUSTAN UNILEVER LTD                                                                      Agenda Number:  701993722
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3218E138
    Meeting Type:  AGM
    Meeting Date:  03-Jul-2009
          Ticker:
            ISIN:  INE030A01027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive, and adopt the audited profit and loss            Mgmt          For                            For
       account for the 15th month period ended 31
       MAR, 2009, the balance sheet as at that date
       and the reports of the Directors and Auditors
       thereon

2.     Approve to confirm the payment of interim dividend        Mgmt          For                            For
       and to declare a final dividend on equity shares
       for the 15 month period ended 31 MAR 2009

3.     Re-elect Messrs. H. Manwani; D.S. Parekh; Prof.           Mgmt          For                            For
       C.K. Prahalad; A. Narayan; S. Ramadorai; and
       Dr. R.A. Mashelkar as the Directors in place
       of the Directors who retires by rotation

4.     Appoint M/S. Lovelock & Lewes, Chartered Accountants,     Mgmt          For                            For
       Mumbai as Statutory Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of next AGM and approve
       to fix their remuneration for the YE 31 MAR
       2010

5.     Appoint Mr. Dhaval Buch as a Director of the              Mgmt          For                            For
       Company, pursuant to the provision of section
       257 and all other applicable provisions, if
       any, of the Companies Act, 1956, pursuant to
       the provisions of Section 260 of the Companies
       Act 1956, liable to retire by rotation in terms
       of the provisions of the Articles of Association
       of the Company

6.     Appoint Mr. Gopal Vittal as a Director of the             Mgmt          For                            For
       Company, pursuant to the provisions of section
       257 and all other applicable provisions, if
       any, of the Companies Act 1956, liable to retire
       by rotation in terms of the provisions of the
       Articles of Association of the Company

7.     Appoint Mr. Sridhar Ramamurthy as a Director              Mgmt          For                            For
       of the Company, pursuant to the provisions
       of Section 257 and all other applicable provisions,
       if any, of the Companies Act, 1956, liable
       to retire by rotation in terms of the provisions
       of the Articles of Association of the Company

8.     Appoint Mr. Dhaval Buch as the Wholetime Director         Mgmt          For                            For
       of the Company, pursuant to the provision of
       Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the Company be accorded
       , liable to retire by rotation in terms of
       the provisions of the Articles of Association
       of the Company; further that the remuneration
       of Mr. Dhaval Buch in his capacity as a wholetime
       Director be fixed by the Board or a duly constituted
       committee thereof and thereafter be revised
       from time to time, within the limits as approved
       by the members by way of a special resolution
       adopted at their meeting held on 04 APR 2008

9.     Appoint Mr. Gopal Vittal as the Wholetime Director        Mgmt          For                            For
       of the Company, pursuant to the provision of
       Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the Company be accorded,
       liable to retire by rotation in terms of the
       provisions of the Articles of Association of
       the Company; further that the remuneration
       of Mr. Gopal Vittal in his capacity as a wholetime
       Director be fixed by the Board or a duly constituted
       committee thereof and thereafter be revised
       from time to time, within the limits as approved
       by the members by way of a special resolution
       adopted at their meeting held on 04 APR 2008

10.    Appoint Mr. Sridhar Ramamurthy as the Wholetime           Mgmt          For                            For
       Director of the Company, pursuant to the provision
       of Section 198, 269, 309 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with schedule XIII to the act, as amended,
       the approval of members of the company be accorded
       , liable to retire by rotation in terms of
       the provisions of the Articles of Association
       of the Company; further that the remuneration
       of Mr. Sridhar Ramamurthy in his capacity as
       a wholetime Director be fixed by the Board
       or a duly constituted committee thereof and
       thereafter be revised from time to time, within
       the limits as approved by the members by way
       of a special resolution adopted at their meeting
       held on 04 APR 2008




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT & INFRASTRUCTURE LTD.                                                   Agenda Number:  702073622
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3722J102
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  INE191I01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited profit and loss account of              Mgmt          For                            For
       the Company for the YE on 31 MAR 2009 and the
       balance sheet as at date together with the
       report of the Auditor's and Directors' thereon

2.     Re-appoint Mr. Waryam Singh as a Director, who            Mgmt          For                            For
       retires by rotation at this meeting

3.     Re-appoint Mr. Ashok Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation at this meeting

4.     Re-appoint Mr. Surinder Kumar Soni as a Director,         Mgmt          For                            For
       who retires by rotation at this meeting

5.     Appoint Messrs. Thar & Co., Chartered Accountants,        Mgmt          For                            For
       Mumbai, as the Statutory Auditors of the Company
       to hold office from the conclusion of this
       meeting until the conclusion of the next AGM
       and approve to fix their remuneration

S.6    Authorize the Board of Directors [hereinafter             Mgmt          Against                        Against
       referred to as the Board, which term shall
       include any committee thereof], pursuant to
       the provisions of Section 81 and 81[1A] and
       other applicable provisions, if any, of the
       Companies Act, 1956 [including any amendments
       thereto or re-enactment thereof] and the provisions
       of the Foreign Exchange Management Act, 2000,
       as amended [FEMA], Foreign Exchange Management
       [Transfer or issue of Security by a Person
       Resident Outside India] Regulations, 2000 as
       amended, Issue of Foreign Currency Convertible
       Bonds and Ordinary Shares [Through Depository
       Receipt Mechanism] Scheme, 1993 as amended
       [the 1993 Scheme], the Securities and Exchange
       Board of India [SEBI] rules, regulations and
       guidelines including the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 as amended
       [the SEBI DIP Guidelines] and in accordance
       with the rules, regulations, guidelines, notifications,
       circulars and clarifications issued thereon
       from time to time by Government of India [GOI],
       the Reserve Bank of India [RBI], SEBI and/or
       any other competent authorities and the enabling
       provisions of the Memorandum of Association
       and Articles of Association of the Company,
       the listing agreements entered into by the
       Company with the stock exchanges on which the
       Company's shares are listed and subject to
       necessary approvals, permissions, consents
       and sanctions of concerned statutory and other
       authorities and subject to such conditions
       and modifications as may be prescribed by any
       of them while granting such approvals, permissions,
       consents and sanctions and which may be agreed
       to by the Board of Directors of the Company,
       in its absolute discretion to issue and allot,
       either in India or in the course of international
       offering[s], in one or more foreign markets,
       such number of American Depository Receipts
       [ADRs] or Global Depository Receipts [GDRs]
       represented by underlying equity shares of
       the Company or other securities convertible
       into equity shares of the Company, foreign
       currency convertible bonds [FCCBs], with or
       without a green shoe option equity shares of
       the Company and/or equity shares of the Company
       through depository receipt mechanism or directly
       to investors and/or any other financial instruments
       convertible into equity shares of the Company,
       including warrants, or otherwise, in registered
       or bearer form and/or any security convertible
       into such equity shares, securities, linked
       to the equity shares and/or securities with
       or without detachable warrants with right exercisable
       by the warrant holders to convert or subscribe
       to equity shares of the Company up to an amount
       of USD 450 Million or its Indian Rupee equivalent
       [all of which are hereinafter collectively
       referred to as Securities] or any combination
       of Securities, in 1 or more tranches, whether
       rupee denominated or denominated in foreign
       currency, to any eligible person, including
       foreign/resident investors [whether institutions,
       incorporated bodies, mutual funds, individuals
       or otherwise], foreign institutional investors
       registered with SEBI, Indian and/or multilateral
       financial institutions, mutual funds, non-resident
       Indians, stabilizing agents and/or any other
       categories of investors, whether they be holders
       of shares of the Company or not [collectively
       called the Investors] through public issue[s]
       of prospectus, private placement[s], or a combination
       thereof at such time or times, at such price
       or prices, at a discount or premium to market
       price or prices in such manner and on such
       terms and conditions including security, rate
       of interest etc; as may be deemed appropriate
       by the Board at its absolute discretion [where
       such price shall not be less than the price
       determined in accordance with the applicable
       guidelines/ regulations issued by SEBI or the
       Ministry of Finance or the RBI] including the
       discretion to determine the categories of Investors
       to whom the offer, issue and allotment shall
       be made to the exclusion of other categories
       of investors at the time of such offer, issue
       and allotment considering the prevailing market
       conditions and other relevant factors and wherever
       necessary in consultation with lead managers,
       either in foreign currency or equivalent Indian
       Rupees inclusive of such premium as may be
       determined by the Board, in any convertible
       foreign currency, as the Board at its absolute
       discretion may deem fit and appropriate; that
       the Securities to be so offered, issued and
       allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company; that the relevant date for
       the purpose of pricing of the securities proposed
       to be issued in accordance with SEBI DIP Guidelines
       or the 1993 Scheme, shall be determined by
       the Board [which expression includes any Committee
       thereof constituted or to be constituted to
       exercise its powers] in compliance with applicable
       law, pursuant to the receipt of shareholders'
       approval in terms of Section 81[1A] and other
       applicable provisions, if any, of the Companies
       Act, 1956 and other applicable laws, regulations
       and guidelines in relation to the proposed
       issue of the securities, in accordance with
       the SEBI DIP Guidelines as amended from time
       to time or the proposed issue of other Securities
       in accordance with the 1993 Scheme as amended
       from time to time, as mentioned in the resolution
       above; in the event that where securities which
       are convertible into equity shares of the Company
       are issued under Chapter XIII-A of the SEBI
       DIP Guidelines or the 1993 scheme, the relevant
       date for the purpose of pricing of the Securities,
       shall be in terms of the applicable provisions
       of the SEBI DIP Guidelines and, if any, of
       the Companies Act and other applicable laws,
       regulations and guidelines in relation to the
       proposed issue of Securities by way of a qualified
       institutions placement in accordance with the
       SEBI DIP Guidelines or in accordance with the
       1993 Scheme, and which shall be subject to
       any amendments to the SEBI DIP Guidelines or
       the 1993 Scheme as mentioned above or the date
       on which the holder of such securities, which
       are convertible into or exchangeable with the
       equity shares, becomes entitled to apply for
       the equity shares against such securities;
       that the issue to the holders of the securities
       underlying the securities shall be, inter alia,
       subject to the following terms and conditions:
       in the event of the Company making a bonus
       issue by way of capitalization of its profits
       or reserves prior to the allotment of the equity
       shares, the number of equity shares to be allotted
       shall stand augmented in the same proportion
       in which the equity share capital increases
       as a consequence of such bonus issue and the
       premium, if any, shall stand reduced pro tanto;
       in the event of the Company making a rights
       offer by issue of equity shares prior to the
       allotment of the equity shares, the entitlement
       to the equity shares will stand increased in
       the same proportion as that of the rights offer
       and such additional equity shares shall be
       offered to the holders of the securities at
       the same price at which the same are offered
       to the existing shareholders; and in the event
       of merger, amalgamation, takeover or any other
       re-organization or restructuring or any such
       corporate action, the number of shares, the
       price and the time period as aforesaid shall
       be suitably adjusted; CONTD...

       CONTD... that, without prejudice to the generality        Non-Voting    No vote
       of the above, subject to applicable laws and
       subject to approval, consents, permissions,
       if any of any governmental body, authority
       or regulatory institution including any conditions
       as may be prescribed in granting such approval
       or permissions by such governmental authority
       or regulatory institution, the aforesaid Securities
       may have such features and attributes or any
       terms or combination of terms that provide
       for the tradability and free transferability
       thereof in accordance with the prevailing practices
       in the capital markets including but not limited
       to the terms and conditions for issue of additional
       Securities; authorize the Board, subject to
       applicable laws, regulations and guidelines
       in its absolute discretion in such manner as
       it may deem fit, to dispose of such securities
       that are not subscribed for the purpose of
       giving effect to the above resolutions, to
       do all such acts, deeds, matters and things
       including but not limited to finalization and
       approval for the preliminary as well as final
       offer document[s], determining the form and
       manner of the issue, including the class of
       investors to whom the securities are to be
       issued and allotted, number of securities to
       be allotted, issue price, face value, premium
       amount on issue/conversion of the Securities,
       if any, rate of interest, execution of various
       transaction documents, creation of mortgage/charge
       in accordance with Section 293[1][a] of the
       Companies Act, 1956, in respect of any securities
       as may be required either on pari passu basis
       or otherwise, as it may in its absolute discretion
       deem fit and to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit without being required
       to seek any further consent or approval of
       the members or otherwise to the end and intent
       that the members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; to appoint the Lead Managers,
       Underwriters, Guarantors, Depositories, Custodians,
       Registrars, Stabilizing Agent, Trustees, Bankers,
       Advisors and all such agencies as may be involved
       or concerned in such offerings of Securities
       and to remunerate them by way of commission,
       brokerage, fees or the like and also to enter
       into and execute all such arrangements, agreements,
       memoranda, documents etc. with such agencies
       and to seek the listing of such Securities
       on one or more national and/or international
       stock exchange[s]; to issue and allot such
       number of equity shares as may be required
       to be issued and allotted upon conversion of
       any securities or as may be necessary in accordance
       with the terms of the offering, all such equity
       shares ranking pari passu with the existing
       equity shares of the Company in all respects,
       except the right as to dividend which shall
       be as provided under the terms of the issue
       and in the offering documents; and to form
       a committee or delegate all or any of its power
       to any committee of Directors to give effect
       to the aforesaid resolutions and to take such
       steps and to do all such acts, deeds, matters
       and things and accept any alterations or modification[s]
       as they may deem fit and proper and give such
       directions as may be necessary to settle any
       question or difficulty that may arise in regard
       to issue and allotment of equity shares including
       but not limited to : a] approving the offer
       document and filing the same with the any other
       authority or persons as may be required; b]
       approving the issue price, the number of equity
       shares to be allotted, the basis of allocation
       and allotment of equity shares; c] to affix
       the common seal of the Company on any agreement[s]/documents as may be required to be executed in connection
       with the above, in the presence of any Director
       of the Company and any 1 of the above authorized
       persons, who shall sign the same in token thereof;
       d] arranging the delivery and execution of
       all contracts, agreements and all other documents,
       deeds, and instruments as may be required or
       desirable in connection with the issue of equity
       shares by the Company; e] taking decision to
       open the issue, decide bid opening and closing
       date; f] opening such banks accounts and demat
       accounts as may be required for the transaction;
       g] to do all such acts, deeds, matters and
       things and execute all such other documents
       and pay all such fees, as it may, in its absolute
       discretion, deem necessary or desirable for
       the purpose of the transactions; h] to make
       all such necessary applications with the appropriate
       authorities and make the necessary regulatory
       filings in this regard; i] making applications
       for listing of the equity shares of the Company
       on 1 or more stock exchange[s] and to execute
       and to deliver or arrange the delivery of the
       listing agreement[s] or equivalent documentation
       to the concerned stock exchange[s]; and j]
       to authorize or delegate all or any of the
       powers herein above conferred to any or more
       persons, if need be




--------------------------------------------------------------------------------------------------------------------------
 HOUSING DEVELOPMENT FINANCE CORP LTD                                                        Agenda Number:  702031143
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37246157
    Meeting Type:  AGM
    Meeting Date:  22-Jul-2009
          Ticker:
            ISIN:  INE001A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR 2009, the balance
       sheet as at that date and the reports of the
       Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Shirish B. Patel as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. B.S. Mehta as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Dr. S.A. Dave as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Re-appoint Messrs. Deloitte Haskins & Sells,              Mgmt          For                            For
       Chartered Accountants as the Auditors of the
       Corporation, to hold office as such from the
       conclusion of this meeting until the conclusion
       of the next AGM, on a remuneration of INR 60,00,000
       plus applicable service tax and reimbursement
       of out-of-pocket expenses incurred by them
       for the purpose of audit of the Corporation's
       accounts at the Head Office, all its branch
       offices in India and its branch office at London
       and Singapore; authorize the Board of Directors
       of the Corporation, pursuant to the provisions
       of Section 228(1)and other applicable provisions,
       if any, of the Companies Act, 1956, to appoint
       Messrs. Deloitte Haskins & Sells, Chartered
       Accountants as Branch Auditors or any other
       person who may be qualified to act as such
       in consultation with the Auditors of the Corporation
       and approve to fix their remuneration for the
       purpose of audit of any Branch Office that
       may be opened abroad by the Corporation during
       the period until the conclusion of the next
       AGM

7.     Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228(1) and other applicable provisions, if
       any, of the Companies Act, 1956, Messrs. Pannell
       Kerr Forster, Chartered Accountants, as the
       Branch Auditors of the Corporation, for the
       purpose of audit of the accounts of the Corporation's
       Branch Office at Dubai, to hold office as such
       from the conclusion of this meeting until the
       conclusion of the next AGM, on such terms and
       conditions and on such remuneration as may
       be fixed by the Board of Directors of the Corporation,
       depending upon the nature and scope of their
       work

8.     Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269 read with Schedule XII, 309, 310,
       311 and other applicable provisions, if any,
       of the Companies Act, 1956, approval of the
       Members of the Corporation, Mr. Deepak S. Parekh
       as the Managing Director of the Corporation
       with effect from 01 MAR 2009 upto the close
       business hours on 31 DEC 2009, upon the terms
       and conditions including remuneration as specified
       which agreement is hereby specifically approved
       and sanctioned and authorize the Board of Directors
       of the Corporation [Board which shall be deemed
       to include the Compensation Committee of the
       Board of Directors] to alter and vary the terms
       and conditions of the said appointment and/or
       agreement [including authority, from time to
       time, to determine the amount or salary and
       commission is also the type and amount of perquisites
       and other benefits payable to Mr. Deepak S.
       Parekh], in such manner as may be agreed to
       between the Board and Mr. Deepak S. Parekh
       provided however that the remuneration payable
       to Mr. Deepak S. Parekh shall not exceed the
       limits specified in the said agreement and
       the limits prescribed under Schedule XII to
       the Companies Act, 1956, including any amendment,
       modification, variation or re-enactment thereof;
       in the event of any loss, absence or inadequacy
       of profits in any FY during the term of office
       of Mr. Deepak S. Parekh, the remuneration payable
       to him by way of salary allowances, commission
       and perquisites shall not, without the approval
       of the Central Government [if required] exceed
       the limits prescribed under Schedule XIII and
       other applicable provisions of the Companies
       Act, 1956, or any amendment, modification,
       variation or re-enactment thereof; authorize
       the Board to do all such acts, deeds, matters
       and things and execute all such agreements,
       documents, instruments and writings as may
       be required, with power to settle all questions,
       difficulties or doubts that may arise in regard
       to the send re-appointments as it may in its
       sole and absolute discretion deem fit and to
       delegate all or any of its powers herein conferred
       to any Director(s) and/or Officer(s) of the
       Corporation, to give of this resolution

S.9    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 309(4) and other applicable provisions
       if any of the Companies Act 1956 the non-whole
       time Directors of the Corporation in additions
       to sitting fees being paid to them for attending
       the meetings of the Board of Directors of the
       Corporation [referred to as the Board] and
       its committees be paid every for a period of
       5 year with effect form 01 APR 2010 commission
       of an amount as may be determine by the Board
       from time to time subject to an overall ceiling
       of 1% of the net profits of the Corporation
       [to be computed in the manner referred to in
       Section 198(1) of the Companies Act 1956] to
       be dividend amongst them in such manner as
       the Board may form time to time determine

S.10   Authorize the Board of Directors of the Corporation       Mgmt          For                            For
       [hereinafter referred to as the 'Board' which
       term shall be deemed to include any Committee(s)
       constituted/to be constituted by the Board
       to exercise its powers including powers conferred
       by this resolution, to the extent permitted
       by Law], pursuant to the provisions of Section
       81(1A) and other applicable provisions, if
       any, of the Companies Act, 1956, the Securities
       and Exchange Board of India [disclosure and
       investor protection] guidelines, 2000 [hereinafter
       referred to as DIP Guidelines], including any
       amendment, modification, variation or re-enactment
       thereof and subject to the approval of the
       Members of the Corporation and in accordance
       with the provisions of the Memorandum and Articles
       of Association of the Corporation, the listing
       agreements entered into with the stock exchanges
       on which the equity shares of the Corporation
       are listed, the Foreign Exchange Management,
       Act, 2000, the Foreign Exchange Management
       [transfer or issue of securities by a person
       resident outside India] regulations, 2000,
       the Foreign Exchange Management [Borrowing
       or Rending in Rupees] regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued/to be issued thereon by the government
       of India [GOI], the Reserve Bank of India [RBI],
       the Securities and Exchange Board of India
       [SEBI], the National Housing Bank [NHB] and/or
       any other regulatory/statutory authorities,
       from time to time, to the extent applicable
       and subject to the consent and approvals of
       any regulatory/statutory authorities, to offer
       issue and allot warrants, with a right exercisable
       by the warrant holder to exchange the said
       warrant holder to exchange the said warrants
       with equity shares of the Corporation at a
       later date [hereinafter referred to as 'Warrants'
       simultaneously with the issue of Secured, Redeemable
       Non-Convertible Debentures [NCDs], to Qualified
       Institutional Placement [QIP] basis, pursuant
       to and in accordance with the provisions of
       Chapter XIII-A of the DIP Guidelines, for cash,
       at such price or prices, in such manner and
       where required, in consultation with the merchant
       banker(s) and/or other advisor(s) or otherwise
       and on such terms and conditions as the Board
       may, in its sole and absolute discretion, decide
       at the time of issue of the NCDs and warrants,
       at such times and in 1 or more tranches, so
       however that the Warrants would result in a
       maximum issue of upto 1,093,53,706 equity shares
       of INR 10 each of the Corporations, after they
       are exchanged with the equity shares of the
       Corporation and that the result in a maximum
       dilution of upto 3.5% of the expanded issued
       and paid-up equity share capital of the Corporation,
       taking into consideration the un-exercised
       stock options and the foreign currency convertible
       bonds pending for conversion, as on date and
       the total amount raised through the issue of
       the NCDs does not exceed INR 4,000 crores;
       the pricing of the equity shares to be issued
       upon exchange of the warrants, shall be in
       accordance with the provisions of Chapter XIII
       A of the DIP Guidelines and as may be decided
       by the Board in its sole and absolute discretion;
       the relevant date for determining the price
       of the equity shares, to be issued upon exchange
       of the warrants, shall be the date of the meeting
       in which the Board decides to open the proposed
       issue of the NCDs and warrants, in accordance
       with the provisions of Chapter XIII-A of the
       DIP Guidelines; the issue and allotment of
       the NCDs and warrants shall be made only to
       QIBs within the meaning of the DIP guidelines
       such NCDs shall be fully paid-up on its allotment
       which shall be completed within 12 months from
       the date of passing of this resolution; the
       equity shares to be issued and allotted upon
       exchange of the warrants shall rank pari passu
       inter se and with the then existing shares
       of the Corporation in all respects; such of
       these NCDs and Warrants to be issued as are
       not subscribed may be disposed off by the Board
       in such manner and / or on such terms including
       offering or placing them with QIBs in accordance
       with the provisions of Chapter XIII-A of the
       DIP guideline as the Board may deem fit and
       proper in its sole and absolute discretion;
       for the purpose of giving effect to the above,
       the Board, where required in consultation with
       the merchant bankers and/or other advisors,
       be and is hereby authorized to determine the
       form, terms and timing of the issues/offerings,
       including the selection of QIBs to whom the
       NCDs and Warrants are to be offered, issued
       and allotted, issue price, face value and the
       number of equity shares to be allotted upon
       exchange of the Warrants, the price and premium
       on exchange of the Warrants, rate of interest,
       period of exchange or variation of the price
       or period of such exchange, listing of the
       NCDs and Warrants separately on the concerned
       Stock Exchanges and matters related thereto,
       as the Board may decide, in its sole and absolute
       discretion; authorize the Board to finalize
       and approve the preliminary as well as the
       final placement document, if required, for
       the proposed issue of the NCDs and Warrants
       and to authorize any Directors or officers
       of the Corporation to sign the above documents
       for and on behalf of the Corporation together
       with the authority to amend, vary or modify
       the same as such authorized persons may consider
       necessary, desirable or expedient and for the
       purpose aforesaid, to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may in the opinion of such authorized persons,
       be required from time to time, and to arrange
       for the submission of the preliminary and final
       placement document, and any amendments and
       supplements thereto, with any applicable government
       and/or regulatory/statutory authorities, institutions
       or bodies, as may be required, authorize the
       Board for the purpose of giving effect to the
       above, to do all such acts, deeds, matters
       and things as it may, in its sole and absolute
       discretion, deem necessary or desirable, for
       such purpose, including but not limited to
       entering into arrangements for appointment
       of agents such as merchant bankers, custodians,
       stabilizing agents, and/or such other advisors,
       to issue any offer documents, including but
       not limited to placement document, and to sign
       all agreements, deeds, documents and writings
       and to pay any fees, commissions, remuneration,
       expenses relating thereto and with power to
       settle all questions, disputes, difficulties
       or doubts that may arise in regard to such
       issues or allotments as the Board may decide,
       in its sole and absolute discretion, including
       providing any and all clarifications that may
       be required by the relevant regulators or Stock
       Exchanges or other authorities and/or making
       any modifications to this Special Resolution
       for meeting the requirements of any regulators
       or any Stock Exchanges or other authorities;
       authorize the Board to delegate to the extent
       permitted by law, all or any of the powers
       herein conferred to any Directors or any Officer(s)
       of the Corporation




--------------------------------------------------------------------------------------------------------------------------
 ICICI BK LTD                                                                                Agenda Number:  702461714
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  EGM
    Meeting Date:  21-Jun-2010
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       44A of the Banking Regulation Act, 1949 and
       Reserve Bank of India's guidelines for merger/amalgamation of private sector banks dated 11 MAY 2005 (hereinafter
       referred to as the "RBI Guidelines"), and in
       accordance with any applicable provisions of
       the Companies Act, 1956, the Memorandum and
       Articles of Association of ICICI Bank Limited
       (hereinafter referred to as "the Bank"), any
       other applicable provisions of any other law
       for the time being in force, and any directions,
       guidelines or regulations, if any, of Reserve
       Bank of India (hereinafter referred to as "RBI")
       and of all other relevant authorities from
       time to time, to the extent applicable and
       subject to such approvals, consents, permissions
       and sanctions of all appropriate authorities,
       institutions or bodies, if required and to
       the extent applicable, and subject to such
       terms and conditions and modifications as may
       be prescribed by any of them while granting
       such approvals, consents, permissions and sanctions,
       which the Board of Directors of the Bank (hereinafter
       referred to as "the Board", which expression
       shall be deemed to include any Committee(s)
       constituted/to be constituted or any other
       person authorised/to be authorised by the Board/Committee
       to exercise its powers including the powers
       conferred by this Resolution) is hereby authorised
       to accept, the consent and approval of the
       Members of the Bank be and is hereby accorded
       to the amalgamation of The Bank of Rajasthan
       Limited (hereinafter referred to as the "Transferor
       Bank") with the Bank with effect from the date
       on which the Scheme of Amalgamation (hereinafter
       referred to as "the Scheme") is sanctioned
       by RBI or such other date as may be specified
       by RBI by an order in writing passed in this
       behalf under the provisions of Section 44A
       of the Banking Regulation Act, 1949; resolved
       further that pursuant to the provisions of
       Section 44A of the Banking Regulation Act,
       1949 and the RBI Guidelines, and in accordance
       with the matters stated in the aforesaid Resolution:
       I.) the draft of the Scheme circulated to the
       Members with the Notice for this Meeting, be
       and is hereby approved; II.) any Member of
       the Bank, who has voted against the Scheme
       at the Meeting of the Bank, or has given notice
       in writing at or prior to the Meeting of the
       Bank, or to the presiding officer of the Meeting
       of the Bank, that he dissents from the Scheme,
       shall be entitled, in the event of the Scheme
       being sanctioned by RBI, to claim from the
       Bank, in respect of the equity shares held
       by him in the Bank, their value as determined
       by RBI while sanctioning the Scheme and such
       Member shall, in consideration thereof, compulsorily
       tender the equity shares held by him in the
       Bank, to the Bank for cancellation thereof
       and to that extent the equity share capital
       of the Bank shall stand reduced or be deemed
       to have been reduced, by such number of equity
       shares held and tendered by such Member, on
       the date immediately preceding the Effective
       Date (as defined in the Scheme), the determination
       by RBI as to the value of the equity shares
       to be paid to the dissenting Member being final
       for all purposes; III.) the Board be and is
       hereby authorised, on behalf of the Bank, for
       the purpose of giving effect to the provisions
       of the Scheme, to effect the consequential
       reduction of the paid-up equity share capital
       of the Bank, if any, or of the Share Premium
       Account of the Bank, as may be required in
       terms of the Scheme as sanctioned by RBI; IV.)
       the Board be and is hereby authorised, on behalf
       of the Bank, to create, issue and allot, such
       number of equity shares of the Bank to the
       Members of the Transferor Bank in accordance
       with the Scheme as sanctioned by RBI; V.) the
       Board be and is hereby empowered and authorised
       to make modifications and alterations to the
       Scheme including those as may be required or
       suggested by the relevant authority/authorities;
       VI.) the Board be and is hereby authorised
       to do all acts, matters, deeds and things and
       to take all steps and give such directions
       as may be necessary, expedient, incidental,
       ancillary or desirable as the Board in its
       absolute discretion may deem fit for giving
       effect to the Scheme or for its implementation
       and also to settle any questions or difficulties
       that may arise in such manner as the Board
       in its absolute discretion may deem fit and
       to take all steps which are incidental and
       ancillary thereto in this connection




--------------------------------------------------------------------------------------------------------------------------
 ICICI BK LTD                                                                                Agenda Number:  702498898
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38575109
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  INE090A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the FYE 31 MAR 2010 and balance
       sheet as at that date together with the reports
       of the Directors  and the Auditors

2      Declare a dividend on preference shares                   Mgmt          For                            For

3      Declare a dividend on equity shares                       Mgmt          For                            For

4      Re-appoint Mr. K. V. Kamath as a Director, who            Mgmt          For                            For
       retires by rotation

5      Re-appoint Mr. Sridar Iyengar as a Director,              Mgmt          For                            For
       who retires by rotation

6      Appointment of S. R. Batliboi and Company, Chartered      Mgmt          For                            For
       Accountants              Registration No. 301003E
       , pursuant to the provisions of Sections 224,
       225    and other applicable provisions, if
       any, of the Companies Act, 1956 and the   Banking
       Regulation Act, as the Statutory Auditors of
       the Company, in place of the retiring Auditors
       B S R & Company, Chartered accountants to hold
       office   from the conclusion of this meeting
       until the conclusion of the next AGM of   the
       Company, on a remuneration  including terms
       of payment  to be fixed by    the Board of
       Directors of the Company, based on the recommendation
       of the     audit committee, plus service tax
       and such other taxes, as may be applicable,
       and reimbursement of all out-of-pocket expenses
       in connection with the audit  of the accounts
       of the Company for the year ending 31 MAR 2011

7      Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions   of Section 228
       and other applicable provisions, if any, of
       the Companies Act, 1956 and the Banking Regulation
       Act, 1949, to appoint Branch Auditors, as and
       when required in consultation with the Statutory
       Auditors, to audit the       accounts in respect
       of the Company's branches/offices in India
       and abroad and to fix their terms and conditions
       of appointment and remuneration, based on
       the recommendation of the Audit Committee,
       plus service tax and such other    taxes, as
       may be applicable and reimbursement of all
       out-of-pocket expenses   in connection with
       the audit of the accounts of the branches/offices
       in India and abroad for the year ending 31
       MAR 2011

8      Appointment of Mr. Homi Khusrokhan as a Director          Mgmt          For                            For
       of the Company

9      Appointment of Mr. V. Sridar as a Director of             Mgmt          For                            For
       the Company

10     Appointment of Mr. Tushaar Shah as a Director             Mgmt          For                            For
       of the Company

11     Approve that Mr. Narendra Murkumbi, a Director,           Mgmt          For                            For
       who retires by rotation at    this AGM and
       who has expressed his desire not to be re-appointed
       as a         Director, be retired and not be
       re-appointed

12     Approve, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Ms. Chanda D.      Kochhar, Managing
       Director and Chief Executive Officer effective
       01 APR 2010, and that all other components
       of remuneration and other terms and conditions
       relating to remuneration of  Ms. Chanda  D.
       Kochhar as approved by the        members earlier
       shall remain unchanged

13     Approve, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. Sandeep        Bakshi, Deputy
       Managing Director effective 01 APR 2010, and
       that all other    components of remuneration
       and other terms and conditions relating to
       remuneration of  Mr. Sandeep Bakshi
       as approved by the members earlier shall  remain
       unchanged

14     Approve, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. N. S. Kannan,  Executive Director
       and Chief Financial Officer effective 01 APR
       2010, and     that all other components of
       remuneration and other terms and conditions
       relating to remuneration of  Mr. N. S.
       Kannan as approved by the members      earlier
       shall remain unchanged

15     Approve, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. K. Ramkumar,   Executive Director
       effective 01 APR 2010, and that all other components
       of    remuneration and other terms and conditions
       relating to remuneration of  Mr.  K. Ramkumar
       as approved by the members earlier shall remain
       unchanged

16     Approve, subject to the applicable provisions             Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulation
       Act, 1949 and the provisions of the Articles
       of            Association of the Company and
       subject to the approval of Reserve Bank of
       India, the revision in the house rent allowance
       payable to Mr. Sonjoy         Chatterjee, Executive
       Director effective 01 APR 2010, and that all
       other      components of remuneration and other
       terms and conditions relating to         remuneration
       of  Mr. Sonjoy Chatterjee as approved by the
       members earlier     shall remain unchanged

17     Appointment of Mr. Rajiv Sabharwal as a Director          Mgmt          For                            For
       of the Company, effective    from the date
       of receipt of approval from the Reserve Bank
       of India

18     Appointment, subject to the applicable provisions         Mgmt          For                            For
       of the Companies Act, 1956, the Banking Regulations
       Act, 1949, and the provisions of the Articles
       of      Association of the Company, of Mr.
       Rajiv Sabharwal as a Whole-time Director
       of the Company  designated as Executive Director
       , for a period of 5 years,   effective from
       the date of receipt of approval from the Reserve
       Bank of       India; approve the payment of
       the specified remuneration effective from the
       date of receipt of approval from the Reserve
       Bank of India; authorize the     Board or any
       Committee thereof to decide the remuneration
       salary,            perquisites and bonus
       payable to Mr. Rajiv Sabharwal and his designation
       during his tenure as a Whole-Time Director
       of the Company, within the         specified
       terms, subject to the approval of the Reserve
       Bank of India         wherever applicable,
       from time to time; that, in the event of absence
       CONTD

0      CONTD or inadequacy of net profit in any FY,              Non-Voting    No vote
       the remuneration payable to Mr.  Rajiv Sabharwal
       shall be governed by Section II of Part II
       of Schedule XIII   of the Companies Act, 1956,
       or any modification(s) thereto; and that Mr.
       Rajiv Sabharwal shall not be subject to
       the retirement by rotation during his tenure
       as Whole-Time Director; however, in order to
       comply with the           provisions of the
       Articles of Association of the Company and
       the Companies    Act, 1956, he shall be liable
       to retire by rotation, if at any time, the
       number of non-rotational Directors exceed
       one-third of the total number of    Director;
       if he is re-appointed as a Director, immediately
       on retirement by   rotation, he shall continue
       to hold his office of Whole-Time Director and
       the retirement by rotation and re-appointment
       shall not be deemed to constitute a break in
       his appointment as a Whole-Time Director




--------------------------------------------------------------------------------------------------------------------------
 INDIA INFOLINE LTD, MUMBAI                                                                  Agenda Number:  702031155
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3914X109
    Meeting Type:  AGM
    Meeting Date:  17-Jul-2009
          Ticker:
            ISIN:  INE530B01024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       of the Company as at 31 MAR 2009 and the profit
       & loss account for the FYE on that date together
       with the reports of the Auditors' and the Directors'
       thereon

2.     Re-appoint Mr. Sat Pal Khattar as a Director,             Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Messrs. Sharp and Tannan Associates.,          Mgmt          For                            For
       Chartered Accountants as the Auditors of the
       Company to hold office until the conclusion
       of the next AGM, who retires at the conclusion
       of this AGM and approve to fix their remuneration

4.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309 and Schedule XIII
       and all other applicable provisions of the
       Companies Act, 1956, [including any statutory
       modification(s) and re-enactment thereof for
       the time being in force], Mr. Nirmal Jain as
       the Managing Director of the Company for a
       period of 5 years with effect from 23 APR 2010,
       on the terms and conditions including remuneration
       as decided by the Board/compensation Committee
       [hereinafter referred to as "the Board" which
       term shall be deemed to include any Committee
       which the Board may constitute to exercise
       its powers including powers conferred by this
       resolution to alter and vary the terms and
       conditions of the said re-appointment and/or
       remuneration so as not to exceed the limits
       specified in Schedule XIII to the Companies
       act, 1956, including any statutory modification
       or re-enactment thereof for the time being
       in force or any amendments and/or modifications
       that may hereafter be made thereto by the central
       government in that behalf from time to time,
       or any amendments thereto] subject to the approval
       of the shareholders in their forthcoming AGM,
       and approve, where in any FY closing after
       31 MAR 2010, the Company has no profits or
       the profits are inadequate, the Company do
       pay to Mr. Nirmal Jain, remuneration by way
       of salary, perquisites and allowances, not
       exceeding the ceiling limit specified under
       Schedule XIII to the Companies Act, 1956 and
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to the above resolution

5.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309 and Schedule XIII
       and all other applicable provisions of the
       Companies Act, 1956, [including any statutory
       modification(s) and re-enactment thereof for
       the time being in force], Mr. R. Venkataraman
       as the wholetime Director designated as 'Executive
       Director' of the Company for a period of 5
       years with effect from 23 APR 2010, on the
       terms and conditions including remuneration
       as decided by the Board compensation Committee
       [hereinafter referred to as "the Board" which
       term shall be deemed to include any Committee
       which the Board may constitute to exercise
       its powers including powers conferred by this
       resolution to alter and vary the terms and
       conditions of the said re-appointment and/or
       remuneration so as not to exceed the limits
       specified in Schedule XIII to the Companies
       Act, 1956, including any statutory modification
       or re-enactment thereof for the time being
       in force or any amendments and/ or modifications
       that may hereafter be made thereto by the central
       government in that behalf from time to time,
       or any amendments thereto] subject to the approval
       of the shareholders in their forthcoming AGM,
       and approve that where in any FY closing after
       31 MAR 2010, the Company has no profits or
       the profits are inadequate, the Company do
       pay to Mr. R. Venkataraman, remuneration by
       way of salary, perquisites and allowances,
       not exceeding the ceiling limit specified under
       Schedule XIII to the Companies Act, 1956 and
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to the above resolution




--------------------------------------------------------------------------------------------------------------------------
 INFOSYS TECHNOLOGIES LTD                                                                    Agenda Number:  702430810
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4082C133
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2010
          Ticker:
            ISIN:  INE009A01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2010, the profit and loss    account for
       the YE on that date and the report of the Directors
       and Auditors  thereon

2      Declare a final dividend for the FYE 31 MAR               Mgmt          For                            For
       2010

3      Re-appointment of N. R. Narayana Murthy as a              Mgmt          For                            For
       Director, who retires by         rotation

4      Re-appointment of Prof. Marti G. Subrahmanyam             Mgmt          For                            For
       as a Director, who retires by   rotation

5      Re-appointment of S. Gopalakrishnan as a Director,        Mgmt          For                            For
       who retires by rotation

6      Re-appointment of S. D. Shibulal as a Director,           Mgmt          For                            For
       who retires by rotation

7      Re-appointment of T. V. Mohandas Pai as a Director,       Mgmt          For                            For
       who retires by rotation

8      Re-appointment of M/s. BSR & Co. Chartered Accountants    Mgmt          For                            For
       as the Auditors of the Company to hold office
       from the conclusion of this AGM to the conclusion
       of   the next AGM on such remuneration as may
       be determined by the Board of        Directors
       in consultation with the Auditors, which remuneration
       may be paid   on a progressive billing basis
       to be agreed between the Auditors and the
       Board of Directors

9      Re-appointment, pursuant to the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310 and 311 Schedule
       XIII, and other applicable provisions, if any,
       of the Companies  Act, 1956  including any
       statutory modifications or re-enactment thereof,
       for the time being in force  and subject to
       such sanctions and approvals as may   be necessary,
       of T. V. Mohandas Pai as a whole-time employment
       of the Company for a further period of 5 years
       with effect from 27 MAY 2010 as per the terms
       and conditions as specified; authorize the
       Board of Directors of the Company  to vary,
       alter or modify the different components of
       the stated remuneration  as may be agreed to
       by the Board of Directors and T. V. Mohandas
       Pai and that notwithstanding the statements
       made above where in the FY 31 MAR 2011, the
       Company CONTD

0      CONTD incurs a loss of its profits and are inadequate,    Non-Voting    No vote
       the Company shall pay  to T. V. Mohandas Pai
       the remuneration by way of salary, performance
       bonus    and other allowances not exceeding
       the limits specified under Para 2 Section
       II, Part II of the Schedule XIII to the Companies
       Act, 1956, or such other    limits as may be
       prescribed by the Government from time to time
       as minimum    remuneration

10     Re-appointment, pursuant to the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310 and 311 Schedule
       XIII, and other applicable provisions, if any,
       of the Companies  Act, 1956  including any
       statutory modifications or re-enactment thereof,
       for the time being in force  and subject to
       such sanctions and approvals as may   be necessary,
       of Srinath Batni as a whole-time employment
       of the Company for  a further period of 5 years
       with effect from 27 MAY 2010 as per the terms
       and conditions as specified; authorize the
       Board of Directors of the Company to   vary,
       alter or modify the different components of
       the stated remuneration as  may be agreed to
       by the Board of Directors and Srinath Batni
       and that         notwithstanding the statements
       made above where in the FY 31 MAR 2011, the
       Company CONTD

0      CONTD incurs a loss of its profits and are inadequate,    Non-Voting    No vote
       the Company shall pay  to Srinath Batni the
       remuneration by way of salary, performance
       bonus and     other allowances not exceeding
       the limits specified under Para 2 Section II,
       Part II of the Schedule XIII to the Companies
       Act, 1956, or such other limits as may be prescribed
       by the Government from time to time as minimum
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  702024528
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2009
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009, the Profit & Loss Account
       and the Cash Flow Statement for the YE 31 MAR
       2009 and the reports of the Director's and
       the Auditors thereon

2.     Approve to declare a dividend on equity shares            Mgmt          For                            For
       for the FYE 31 MAR 2009

3.     Re-appoint Mr. Deepak S. Parekh as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. S.S. Kohli as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. S. H. Khan as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Re-appoint Mr. Donald Peck as a Director, who             Mgmt          For                            For
       retires by rotation

S.7    Re-appoint, pursuant to the provisions of Sections,       Mgmt          For                            For
       224, 224A and other applicable provisions;
       the Companies Act, 1956, M/s. Deloitte Haskins
       & Sells, Chartered Accountants, as the Auditors
       of the Company to hold office from the conclusion
       of this AGM to the conclusion of next AGM of
       the Company, on a remuneration to be fixed
       by the Board by the Board of Directors of the
       Company, based on the recommendation of the
       Audit Committee, in addition to reimbursement
       of all put-of-pocket expenses in connection
       with the Auditor of accounts of the Company
       for the YE 31 MAR 2010

8.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269 and 309 read with Schedule XIII and
       other applicable provisions, if any, other
       Companies Act, 1956 and all guidelines for
       managerial remuneration issued by the Central
       Government from time to time, and such other
       consents and approvals as may be required,
       consent of the Company accorded for the re-appointment
       of Dr. Rajiv B. Lall [Dr. Lall] as Managing
       Director & CEO of the Company, for a period
       of 3 years with effect from 10 JAN 2010, on
       payment of as specified; authorize the Beard
       to decide the remuneration (salary, perquisites
       and bonus payable to Dr. Lall, within the terms
       mentioned above; where in any FY the Company
       has no profits or inadequate profits, the remuneration
       as decided by the Board from time to time,
       shall be paid to Dr. Lall as minimum remuneration
       with the approval of the Central Government,
       if required, Dr. Lall shall not be subject
       to retirement by rotation during his tenure
       as Managing Director & CEO; authorize the Board
       to do all such acts, deeds matters and things
       as it may in its absolute discretion deem necessary,
       proper or desirable and to settle any question,
       difficulty or doubt that may arise in the said
       regard

9.     PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL:         Shr           For                            Against
       appoint Mr. Vikram Limaye as a Director of
       the Company, in respect of whom the Company
       has received notices in writing, from some
       of its member proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956

10.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269 and 309 read with Schedule XIII and
       other applicable provisions, if any, of the
       Companies Act, 1956 and all guidelines for
       managerial remuneration issued by the Central
       government from time to time and such other
       consents and approvals as may be required,
       consent of the Company accorded for the appointment
       of Mr. Vikram Limaye (Mr. Limaye) as a whole
       time Director of the Company for a period of
       5 years with effect from 15 SEP 2008 on payment
       of the following remuneration as specified;
       authorize the Board to decide the remuneration
       [as specified] payable to Mr. Limaye within
       the terms mentioned above; where in any FY,
       the company has no profits or inadequate profits,
       the remuneration as decided by the Board from
       time to time, shall be paid to Mr. Limaya,
       as minimum remuneration with the approval of
       the Central Government, if required; Mr. Limaye
       shall not be subject to retirement by rotation
       during his tenure as Whole-time Director ;
       for the purpose of giving effect to the foregoing
       resolution, authorize the Board to do all such
       acts, deeds matters and things as it may in
       its absolute discretion deem necessary, proper
       or desirable and to settle any question, difficulty
       or doubt that may arise in the said regard

S.11   Approve, pursuant to the provisions of Section            Mgmt          For                            For
       81, 81(A) and other applicable provisions,
       of the Companies Act, 1956 [including any amendment
       thereto or reenactment thereof] and in accordance
       with the provisions of the memorandum and Articles
       of Association of the Company and the regulations/guidelines, prescribed by Securities and Exchange Board
       of India [SEBI] or any other relevant authority,
       from time to time, to the extent applicable
       and subject to such approvals, consents, permissions
       and sanctions, as may be required, consent
       of the Company be and is hereby accorded to
       the Board of Directors of the Company [hereinafter
       referred to as the Board], which term shall
       be deemed to include any Committee including
       'Compensation Committee' or any 'Sub Committee'
       thereof constituted by the Board to exercise
       its powers [including the powers conferred
       by this resolution] to grant options at any
       time from time to time in one or more tranches
       under Employee Stock Option Scheme 2007 or
       any other employee stock-options scheme as
       may be introduced by the Company in excess
       of 1% of the issued capital of the Company
       on the terms and conditions decided by the
       Board




--------------------------------------------------------------------------------------------------------------------------
 INFRASTRUCTURE DEVELOPMENT FINANCE CO LTD                                                   Agenda Number:  702520568
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y40805114
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  INE043D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the Profit & Loss Account
       and the cash flow statement for the year ended
       31 MAR 2010 and the reports of the Directors
       and the Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3      Re-appoint Mr. Gautam Kaji as a Director, who             Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Dimitris Tsitsiragos as a Director,        Mgmt          For                            For
       who retires by rotation

5      Re-appoint Mr. Abdul Rahim Abu Bakar as a Director,       Mgmt          For                            For
       who retires by rotation

S.6    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       224, 224A and other applicable provisions,
       if any, of the Companies Act, 1956, M/s. Deloitte
       Haskins & Sells, Chartered Accountants having
       Registration No. 117366W issued by the Institute
       of Chartered Accountants of India, as the Auditors
       of the Company to hold office from the conclusion
       of this AGM up to the conclusion of the next
       AGM of the Company, on a remuneration to be
       fixed by the Board of Directors of the Company,
       based on the recommendation of the Audit Committee,
       in addition to reimbursement of all out-of-pocket
       expenses in connection with the Audit of the
       accounts of the Company for the YE 31 MAR 2011

7      Appoint Mr. G. C. Chaturvedi as a Director of             Mgmt          For                            For
       the Company and who shall be subject to retire
       by rotation, in respect of whom the Company
       has received Notices in writing, from some
       of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956,
       and who is eligible for appointment to the
       office of the Director

8      Appoint Mr. Donald Peck as a Director of the              Mgmt          For                            For
       Company and who shall be subject to retire
       by rotation, in respect of whom the Company
       has received Notices in writing, from some
       of its Members proposing him as a candidate
       for the office of Director under the provisions
       of Section 257 of the Companies Act, 1956,
       and who is eligible for appointment to the
       office of the Director

9      Authorize the Company, under the provisions               Mgmt          For                            For
       of Section 293(1)(d) and all other applicable
       provisions of the Companies Act, 1956, to the
       Board of Directors of the Company (hereinafter
       called "the Board" which term shall be deemed
       to include any Committee which the Board may
       have constituted or hereinafter constitute
       to exercise its powers including the power
       conferred by this Resolution) to borrow from
       time to time, such sum or sums of money, secured
       or unsecured, as they may deem requisite for
       the purpose of the business of the Company,
       notwithstanding that monies to be borrowed
       together with the monies already borrowed by
       the Company (apart from temporary loans obtained
       from the Company's Bankers in the ordinary
       course of business) would exceed the aggregate
       of the Paid-up Capital of the Company and its
       free Reserves, that is to say, Reserves not
       set apart for any specific purpose, provided
       that the total amount up to which monies may
       be borrowed by the Board of Directors shall
       not exceed the sum of INR 80,000,00,00,000
       outstanding at any point of time

S.10   Approve, pursuant to Section 81(1A) and all               Mgmt          Against                        Against
       other applicable provisions of the Companies
       Act, 1956, including any statutory modification
       or re enactment thereof, for the time being
       in force ("the Act"), and in accordance with
       the Securities and Exchange Board of India
       (Issue of Capital and Disclosure Requirements)
       Regulations, 2009, as amended from time to
       time ("SEBI Regulations"), the Foreign Exchange
       Management Act, 2000, the Foreign Exchange
       Management (Transfer or Issue of Securities
       by a Person Resident Outside India) Regulations,
       2000, the Foreign Exchange Management (Borrowing
       or Lending in Rupees) Regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof, and the provisions of any rules/regulations/guidelines issued/framed by the Central Government, Reserve
       Bank of India, Foreign Investment Promotion
       Board, Securities and Exchange Board of India
       and any other appropriate authorities (hereinafter
       collectively referred to as "the Appropriate
       Authorities"), enabling provisions of the Memorandum
       and Articles of Association of the Company
       and the Listing Agreement entered into by the
       Company with the Stock Exchange(s) where the
       shares of the Company are listed and subject
       to the Company obtaining all approvals from
       the Appropriate Authorities; and subject to
       such conditions and modifications, as may be
       prescribed by any one of them while granting
       any such approval, consent, permission, and
       / or sanction (hereinafter referred to as "the
       requisite approvals"), which may be agreed
       to by the Board of Directors of the Company
       (hereinafter called "the Board" which term
       shall be deemed to include any Committee which
       the Board may have constituted or hereinafter
       constitute to exercise its powers including
       the power conferred by this Resolution), the
       consent of the Company be and is hereby accorded
       to the Board to offer, issue, and allot, in
       one or more tranches equity shares including
       equity shares through depository receipts and/or
       preference shares whether cumulative or non-cumulative/redeemable/
       convertible at the option of the Company and/or
       at the option of the holders of the preference
       shares and/or securities linked to equity shares/preference shares and/or fully convertible debentures/partly
       convertible debentures/optionally convertible
       debentures/Foreign Currency Convertible Bonds/
       American Depository Receipts /Global Depository
       Receipts or any other securities which are
       convertible into or exchangeable with equity
       shares/preference shares, at a later date,
       including warrants, with a right exercisable
       by the warrant holder to exchange the said
       warrants with equity shares at a later date
       (hereinafter referred to as "Securities") in
       the course of one or more domestic or international
       offering(s), including through a Qualified
       Institutional Placement (QIP) in terms of Chapter
       VIII of the SEBI Regulations, to such person
       or persons whether or not such persons are
       members of the Company or whether such persons
       are Indian or foreign, including Qualified
       Institutional Buyers (QIBs), whether by way
       of public offering or private placement and
       whether by way of circulation of an offering
       circular or placement document or otherwise,
       for an amount (including upon conversion of
       warrants or other convertible securities into
       equity shares) not exceeding INR 3,500 crore
       at such price, either with or without premium
       as may be determined by the Board, at the option
       of the Company, as the case may be, and such
       issue and allotment be made in one or more
       tranches, on such terms and conditions as may
       be decided by the Board at the time of issue
       or allotment; pursuant to the provisions of
       Section 81(1A) and all other applicable provisions,
       if any, of the Act, Chapter VIII of the SEBI
       Regulations, the Foreign Exchange CONTD.

CONTD  CONTD. Management Act, 2000, the Foreign Exchange         Non-Voting    No vote
       Management (Transfer or Issue of Securities
       by a Person Resident Outside India) Regulations,
       2000, the Foreign Exchange Management (Borrowing
       or Lending in Rupees) Regulations, 2000, including
       any amendment, modification, variation or re-enactment
       thereof and such other applicable rules, regulations,
       guidelines, notifications, circulars and clarifications
       issued/to be issued thereon by the Government
       of India, Reserve Bank of India, Securities
       and Exchange Board of India and/or any other
       regulatory/statutory authorities, from time
       to time, to the extent applicable, the listing
       agreements entered into with the Stock Exchange(s)
       where the shares of the Company are listed
       and in accordance with the provisions of the
       Memorandum and Articles of Association of the
       Company, the Board may, at its absolute discretion,
       in terms of the preceding resolution, issue,
       offer and allot in one or more tranches equity
       shares or fully convertible debentures/partly
       convertible debentures/ optionally convertible
       debentures, redeemable non-convertible debentures
       (secured or otherwise), with or without attached
       warrants, with a right exercisable by the warrant
       holder to exchange with equity shares of the
       Company at a later date (the "Warrants"), also
       any other securities in accordance with applicable
       law, whether convertible into or exchangeable
       with equity shares at a later date or not,
       subject to the limit on the total amount specified
       in the preceding resolution (excluding the
       aggregate amount pursuant to issuance of NCDs,
       if any), as provided under the SEBI Regulations
       and such issue and allotment to be made on
       such terms and conditions as may be decided
       by the Board at the time of issue or allotment
       of the specified securities; in case of any
       equity-linked issue/offering, the Board be
       and is hereby authorised to issue and allot
       such number of equity shares as may be required
       to be issued and allotted upon conversion,
       redemption or cancellation of any such Securities
       referred to above or as may be in accordance
       with the terms of issue/offering in respect
       of such Securities and such equity shares to
       be issued and allotted upon conversion/exchange
       of the convertible Securities/Warrants referred
       above, shall rank pari passu inter se and with
       the then existing equity shares of the Company
       in all respects, except provided otherwise
       under the terms of issue/offering and in the
       offer document and/or prospectus and/or offer
       letter and/or offering circular and/or listing
       particulars; in the event of issue of Securities
       as aforesaid by way of Qualified Institutional
       Placements shall be, inter alia, - a) the relevant
       date for the purpose of pricing of the equity
       shares to be issued upon exchange of the Warrants,
       if issued pursuant to Chapter VIII of the SEBI
       Regulations and/or other applicable Regulations,
       in terms of the preceding resolution, shall
       be the date of the meeting in which the Board
       decides to open the proposed issue of the Specified
       Securities, subsequent to the receipt of members'
       approval in terms of Section 81(1A) and other
       applicable provisions, if any, of the Companies
       Act and other applicable laws, rules, regulations
       and guidelines in relation to the proposed
       issue of the Securities; b) the issue and allotment
       of Securities shall be made only to QIBs within
       meaning of the SEBI Regulations, such Securities
       shall be fully paid-up on its allotment, which
       shall be completed within 12 months from the
       date of passing of this resolution; c) the
       total amount raised in such manner should not,
       together with the over-allotment option exceed
       five times the net worth of the Company as
       per the audited balance sheet of the previous
       financial year; and d) the Securities shall
       not be eligible to be sold for a period of
       one year from the date of allotment, except
       on a recognized stock exchange or except as
       may be permitted from time CONTD.

CONTD  CONTD. to time by the SEBI Regulations; such              Non-Voting    No vote
       of these Securities to be issued as are not
       subscribed, may be disposed of by the Board
       in such manner and/or on such terms, including
       offering or placing them with QIBs in accordance
       with the provisions of Chapter VIII of the
       SEBI Regulations, as the Board may deem fit
       and proper, in its sole and absolute discretion;
       any issue of NCDs in terms of the preceding
       resolution would be subject to the limit of
       INR 80,000 crore for borrowings by the Company,
       as approved by the members of the Company at
       the Annual General Meeting held on 28 JUN 2010;
       consent of the Company be and is hereby granted
       in terms of Section 293(1)(a) and all other
       applicable provisions, if any, of the Act and
       subject to requisite approvals, as may be necessary,
       all or any of the abovementioned securities
       to be issued, by the creation of mortgage and/or
       charge on all or any of the Company's immovable,
       movable and/or intangible assets, both present
       and future in such form and manner and on such
       terms as may be deemed fit and appropriate
       by the Board; for the purpose of giving effect
       to the above resolutions, the Board, where
       required in consultation with the merchant
       banker(s) and/or other advisor(s), be and is
       hereby authorized to determine the form, manner,
       terms and timing of the issue(s)/offering(s),
       including the selection of QIBs to whom the
       Securities are to be offered, issued and allotted,
       the number of equity shares to be allotted
       upon conversion/exchange of any such convertible
       Securities/ Warrants, issue price, face value,
       the price and premium on conversion/exchange
       of any such convertible Securities/ Warrants,
       rate of interest, period of exchange or variation
       of the price or period of such exchange, listing
       of the securities separately on the concerned
       stock exchanges (in or outside India), execution
       of various transaction documents, and to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of Securities and utilization of
       issue proceeds and matters related thereto,
       as it may in its sole and absolute discretion
       deem fit without being required to seek further
       permissions, consents or approvals of members
       or otherwise to the end and intent that members
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       resolution; CONTD.

CONTD  CONTD. the Board be and is hereby authorised              Non-Voting    No vote
       to finalise and approve the preliminary as
       well as the final placement document, if required,
       for the proposed issue of the Securities and
       to authorise any director(s) and / or officer(s)
       of the Company to sign the above documents
       for and on behalf of the Company together with
       the authority to amend, vary or modify the
       same as such authorised person(s) may consider
       necessary, desirable or expedient and for the
       purpose aforesaid, to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may, in the opinion of such authorised person(s),
       be required from time to time, and to arrange
       for the submission of the preliminary and final
       placement document, and any amendments and
       supplements thereto, with any applicable government
       and/or regulatory/statutory authorities, institutions
       or bodies, as may be required; for the purpose
       of giving effect to the above, the Board be
       and is hereby authorised to do all such acts,
       deeds, matters and things as it may, in its
       sole and absolute discretion deem necessary
       or desirable, for such purpose, including but
       not limited to entering into arrangements for
       appointment of agents such as Merchant banker(s),
       custodian(s) and/or such other advisor(s),
       to issue any offer Document(s), including but
       not limited to placement document, and to sign
       all agreements, deeds, documents and writings
       and to pay any fees, commissions, remuneration,
       expenses relating thereto and with power to
       settle all questions, disputes, difficulties
       or doubts that may arise in regard to such
       issue(s) or allotment(s), including providing
       any and all clarifications that may be required
       by the Appropriate Authorities and/or making
       any modifications to this Special Resolution
       for meeting the requirements of the Appropriate
       Authorities; the Board be and is hereby authorised
       to delegate to the extent permitted by law,
       all or any of the powers herein conferred to
       any Committee of Directors or the Managing
       Director or any Wholetime Director or any other
       Officer or Officers of the Company to give
       effect to the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 ITC LTD                                                                                     Agenda Number:  702031179
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4211T171
    Meeting Type:  AGM
    Meeting Date:  24-Jul-2009
          Ticker:
            ISIN:  INE154A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the accounts of the Company             Mgmt          For                            For
       for the FYE 31 MAR 2009, the balance sheet
       as at that date and the reports of the Directors
       and the Auditors thereon

2.     Declare a dividend for the FYE 31 MAR 2009                Mgmt          For                            For

3.     Elect the Directors in place of those who retire          Mgmt          For                            For
       by rotation

S.4    Appoint Messrs. Deloitte Haskins & Sells, Chartered       Mgmt          For                            For
       Accountants as the Auditors of the Company
       to hold such office until the conclusion of
       the next AGM to conduct the audit at a remuneration
       of INR 135,00,000 payable in 1 or more installments
       plus service tax as applicable and reimbursement
       of out-of-pocket expenses incurred

5.     Appoint Mr. Anthony Ruys as a Director of the             Mgmt          For                            For
       Company, who is liable to retire by rotation,
       for a period of 5 years from the date of this
       meeting, or till such earlier date to confirm
       with the policy on retirement as may be determined
       by the Board of Directors of the Company and/or
       by any applicable statutes, rules, regulations
       or guidelines




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702077923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  AGM
    Meeting Date:  09-Sep-2009
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the profit and loss account             Mgmt          For                            For
       for the YE 31 MAR 2009, the balance sheet as
       at that date and the reports of the Board of
       Directors and the Auditors attached thereto

2.     Declare a dividend                                        Mgmt          For                            For

3.     Re-appoint Mr. E. Ella Reddy as a Director,               Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

4.     Re-appoint Mr. E. Sunil Reddy as a Director,              Mgmt          For                            For
       who retires by rotation under the Article 121
       of the Articles of Association of the Company

5.     Re-appoint Mr. T.R.C. Bose as a Director, who             Mgmt          For                            For
       retires by rotation under the Article 121 of
       the Articles of Association of the Company

6.     Re-appoint Messrs Deloitte Haskins and Sells              Mgmt          For                            For
       and Messrs Chaturvedi and Partners, Chartered
       Accountants as the Joint Statutory Auditors
       of the Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM at such remuneration as may be determined
       by the Board of Directors of the Company

7.     Appoint Dr. Lingireddy Srinivasa Reddy as a               Mgmt          For                            For
       Director of the Company, who is liable to retire
       by rotation

S.8    Re-appoint, pursuant to the provisions of Sections        Mgmt          For                            For
       198, 269, 309, 311, 314, 316 and 317 read with
       Schedule XIII and other applicable provisions
       if any, of the Companies Act 1956, and subject
       to statutory approvals if any, Mr. E. Sudhir
       Reddy as the Chairman and Managing Director
       of the Company for a period of 5 years with
       effect from 01 OCT 2009, notwithstanding that
       he is Jt. Managing Director of another Public
       Limited Company, on the terms and conditions
       as specified; approve, in the event of absence
       or inadequacy of profits in any FY during Mr.
       E. Sudhir Reddy's term of office as Chairman
       and Managing Director, the minimum remuneration
       will be restricted to a maximum of INR 48,00,000
       per annum or INR 4,00,000 per month plus the
       perquisites as specified

9.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310 and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       R. Balarami Reddy the same remuneration from
       01 APR 2009 as was paid from 01 APR 2008 to
       31 MAR 2009 as stated below till such time
       as he continues to be a Director liable to
       retire by rotation as may be decided by the
       Board, with liberty to the Board to increase
       the remuneration, if any, from time to time,
       subject to the same not exceeding the limits
       specified in Schedule XIII of the Companies
       Act, 1956 as specified; and in the event of
       absence or inadequacy of profits in any FY
       during Mr. R. Balarami Reddy's term of office
       as Executive Director-Finance and Group CFO,
       the above remuneration and perquisites be paid
       as minimum remuneration, subject to the overall
       limits specified in Schedule XIII of the Companies
       Act, 1956

10.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, and 311 read with Schedule
       XIII and other applicable provisions if any,
       of the Companies Act 1956, and subject to approval
       of shareholders of the Company, to pay Mr.
       K. Ashok Reddy the same remuneration from 01
       APR 2009 as was paid from 01 APR 2008 to 31
       MAR 2009 as stated below, till such time as
       he continues to be a Director liable to retire
       by rotation as may be decided by the Board,
       with liberty to the Board to increase the remuneration,
       if any, from time to time, subject to the same
       not exceeding the limits specified in Schedule
       XIII of the Companies Act, 1956 as specified;
       and in the event of absence or inadequacy of
       profits in any FY during Mr. K. Ashok Reddy's
       term of office as Executive Director, the above
       remuneration and perquisites be paid as minimum
       remuneration, subject to the overall limits
       specified in Schedule XIII of the Companies
       Act, 1956

S.11   Approve, pursuant to provisions of Section 81(1A)         Mgmt          For                            For
       and other applicable provisions if any of the
       Companies Act, 1956, the Articles of Association
       of the Company, the Listing Agreement entered
       into with the Stock Exchanges, the guidelines
       and clarifications issued by the Securities
       and Exchange Board of India [SEBI], [Employees
       Stock Option Scheme and Employees Stock Purchase
       Scheme] guidelines, 1999 and directions issued
       by any other regulatory authorities and subject
       to all such other approvals, permissions, consents
       and sanctions, as may be required and in partial
       modification of the IVRCL-ESOP 2007 scheme
       approved by the shareholders in the 20th AGM
       held on 07 SEP 2007, the specified modifications
       be approved in the resolution for (a) grant
       of options to the employees of the Company
       under ESOP-2007 and (b) grant of options to
       the employees of subsidiaries of IVRCL Infrastructures
       and Projects Limited under ESOP-2007

S.12   Approve, pursuant to Section 163 of the Companies         Mgmt          For                            For
       Act, 1956, to keep the registers and indices
       of Members and Debenture Holders, if any, and
       copies of all annual returns at the office
       of the Company's Registrars and Share Transfer
       Agents Messrs Karvy Computershare Pvt. Ltd,
       'Karvy House', 46, Avenue 4, Street No.1, Banjara
       Hills, Hyderabad-500034, and that the same
       shall be open for inspection by the persons
       entitled to it as specified in Section 163
       of the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 IVRCL INFRASTRUCTURES & PROJECTS LTD                                                        Agenda Number:  702249601
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42154123
    Meeting Type:  EGM
    Meeting Date:  08-Mar-2010
          Ticker:
            ISIN:  INE875A01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provision of Section             Mgmt          For                            For
       94 of the Companies Act, 1956   and other applicable
       provisions, to increase the authorized share
       capital of  the Company from INR 40.00 crores
       comprising of 17,50,00,000 equity shares of
       INR 2 each aggregating to INR 35.00 crores
       and 2,50,00,000 preference shares  of INR 2
       each aggregating to INR 5.00 crores to INR
       60.00 crores comprising   of 27,50,00,000 equity
       shares of INR 2 each aggregating to INR 55.00
       crores   by creation of 10,00,00,000 equity
       shares of INR 2 each aggregating to INR 20
       crores ranking pari passu with the existing
       equity shares of the Company, and authorize
       the Board of Directors of the Company to do
       all such Acts, deeds    and things as may be
       necessary in the best interest of the Company
       for giving effect to the aforesaid resolution

2.     Amend, pursuant to the provisions of Section              Mgmt          For                            For
       16 of the Companies Act,1956 and other applicable
       provisions, if any, the existing Clause V of
       the Memorandum  of Association of the Company
       be substituted with the specified Clause; and
       authorize the Board of Directors of the Company
       to do all such acts, deeds    and things as
       may be necessary in the best interest of the
       Company for giving effect to the aforesaid
       resolution

S.3    Amend, pursuant to the provision of Section               Mgmt          For                            For
       31 1  of the Companies Act, 1956  and other
       applicable provisions, if any, the existing
       Article 3 a  of the     Article of Association
       of the Company be substituted with the specified
       Article; and authorize the Board of Directors
       of the Company to do all such   acts, deeds
       and things as may be necessary in the best
       interest of the        Company for giving effect
       to the aforesaid resolution

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       (hereinafter referred to as   the Board), which
       term shall be deemed to include any Committee
       which the     Board may constitute to exercise
       its powers, including powers conferred by
       this resolution, pursuant to provisions of
       Section 78 and other applicable    provisions,
       if any of the Companies Act, 1956, Article
       167 of the Articles of Association of the Company
       and in accordance with the guidelines issued
       by    Securities and Exchange Board of India
       and other approvals , to capitalize    such
       amount out of the Securities Premium Account
       or General Reserve Account  or such other accounts
       as are permissible to be utilized for the purpose,
       as  per the audited accounts of the Company
       for the FYE 31 MAR 2009 for issue of  fully
       paid bonus shares of the face value of INR
       2 each to the holders of the existing equity
       shares CONTD.

-      CONTD. of the Company on such a record date               Non-Voting    No vote
       as may be fixed by the Board in   this regard
       in the proportion of 1 new equity share for
       every 1 equity share  to which the shareholder
       in entitled and that the said amount be transferred
       to the share capital account and that the
       new bonus shares so issued and      allotted
       shall be treated to all purposes as an increase
       of the nominal       amount of the equity capital
       of the Company held by each such member and
       not  as income; the new equity shares of INR
       2 each to be issued and allotted as   bonus
       shares shall be subject to the Memorandum of
       Association and Articles   of Association of
       the Company and shall rank pari passu in all
       respects with  and carry the same rights as
       the existing fully paid up equity shares of
       the  Company, the share certificates for the
       bonus shares be CONTD.

-      CONTD. delivered to the shareholders who hold             Non-Voting    No vote
       the existing equity shares in   physical form
       and the respective beneficiary accounts be
       credited with the    bonus shares, for such
       shareholders who hold the existing equity shares
       or    opt to receive the bonus shares, in dematerialized
       form, within the           prescribed period;
       authorize the Board to apply to National Stock
       Exchange of India Limited and Bombay Stock
       Exchange Limited, for listing of Bonus Shares
       where the Company's existing shares are listed
       and to make an application to  the depositories
       for credited the Bonus Shares to the individual
       Depository   accounts of the allottees; and
       to settle all matters arising out of and
       incidental to the above mentioned issue
       CONTD.

-      CONTD. of bonus equity shares and further take            Non-Voting    No vote
       all actions as it may in its   absolute discretion,
       deem necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702094789
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit & loss account
       for the YE on that date and the reports of
       the Directors and the Auditors thereon

2.     Approve to confirm interim dividends and declare          Mgmt          For                            For
       final dividend for the FY 2008-09

3.     Re-appoint Shri Sunny Gaur as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri S.C. Gupta as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri Gopi K. Arora as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Shri Sarat Kumar Jain as a Director,           Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Shri Ranvijay Singh as a Director,             Mgmt          For                            For
       who retires by rotation

8.     Appoint Messrs. M.P. Singh & Associates, Chartered        Mgmt          For                            For
       Accountants, as the Statutory Auditors of the
       Company, to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM and authorize the Board of Directors to
       fix their remuneration

S.9    Approve the Employee Stock Purchase Scheme of             Mgmt          For                            For
       the Company, to be known as 'Jaypee Employee
       Stock Purchase Scheme, 2009' [hereinafter referred
       to as the 'Scheme'] for offering and allotting
       upto 1,25,00,000 Equity Shares of INR 2 each
       of the Company at a price of INR 60 per share,
       comprising of INR 2 towards share capital and
       balance INR 58 towards Securities premium,
       to the Trust to be created for administering
       the Scheme and for the benefit of the employees
       [including Directors] of the Company, excluding
       employees who are promoters or belong to the
       promoter group and Directors, who individually
       either by themselves or through their relatives
       or through any body corporate, directly or
       indirectly hold more than 10% of the equity
       shares of the Company, on the terms and conditions
       contained in the Scheme, as specified in the
       Explanatory Statement annexed hereto, subject
       to such amendment[s]/modification[s]/revision[s]
       as may be considered necessary and approved
       by the Board of Directors, in terms of the
       Securities and Exchange Board of India [Employee
       Stock Option Scheme and Employee Stock Purchase
       Scheme] Guidelines, 1999; in terms of the Securities
       and Exchange Board of India [Employee Stock
       Option Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999, the equity shares under the
       'Jaypee Employee Stock Purchase Scheme, 2009'
       be also offered through the said Trust to the
       employees [including Directors] of the subsidiaries
       of the Company excluding the employees of the
       subsidiaries who form part of the promoter
       group of the respective subsidiaries and Directors
       of subsidiaries who individually either by
       themselves or through their relatives or through
       any body corporate, directly or indirectly
       hold more than 10% of the equity shares of
       the respective subsidiaries, on the terms and
       conditions contained in the Scheme and the
       authorities and the powers given by the underlying
       resolutions shall apply mutatis mutandis to
       the equity shares being offered to the employees
       of the Company's subsidiaries as set out herein;
       authorize the Board, in accordance with the
       provisions of Section 81(1A) and other applicable
       provisions of the Companies Act, 1956 [including
       any statutory modification or re-enactment
       thereof, for the time being in force], and
       the enabling provisions of the Memorandum and
       Articles of Association of the Company, and
       the prevailing statutory guidelines in that
       behalf and subject to requisite consents, permissions
       and approvals and/or sanctions as may be required
       [hereinafter singly or collectively referred
       to as 'the requisite approvals'] and subject
       to such conditions as may be prescribed or
       imposed by any one/all authorities while granting
       the requisite approvals and which may be agreed
       to by the Board of Directors of the Company
       [hereinafter referred to as 'the Board' which
       term shall be deemed to include any Committee
       of Directors, for the time being, duly authorized
       by the Board to exercise the powers conferred
       on the Board by this resolution], to issue
       upto 1,25,00,000 Equity Shares of the Company
       at a price as mentioned above, to the said
       Trust for administering the Scheme including
       for ultimate transfer to such eligible employees
       of the Company and its subsidiaries under the
       Scheme, whether shareholders of the Company
       or not, on terms and conditions as the Board
       may in their absolute discretion think fit,
       in compliance with the guidelines issued by
       Securities and Exchange Board of India; the
       Company shall conform to the accounting policies
       specified in Clause 19.2 of the Securities
       & Exchange Board of India [Employee Stock Option
       Scheme and Employee Stock Purchase Scheme]
       Guidelines, 1999 in respect of the shares so
       issued under the Scheme; such shares as are
       issued by the Company in the manner aforesaid
       shall rank pari passu in all respects with
       the then existing fully paid-up shares of the
       Company including to the dividend; authorize
       the Board to take necessary steps for listing
       the shares allotted under the Scheme, on the
       Stock Exchanges where the Company's shares
       are listed, as per the terms and conditions
       of the listing agreement with the concerned
       Stock Exchanges and other applicable guidelines,
       rules and regulations and to delegate all or
       any of the powers herein conferred including
       the power to sub-delegate to any Committee
       of Directors of the Company to give effect
       to the aforesaid resolution and for the purpose
       of giving effect to the above, to do all things
       necessary and to take all such action as may
       be necessary or expedient to settle all questions,
       difficulties or doubts that may arise while
       implementing the Scheme including formulating
       or amending or altering or adopting any modifications
       or redefining the proposal or Scheme of Employees
       Stock Purchase based on the guidelines issued;
       by the Securities and Exchange Board of India
       or any other statutory authority from time
       to time, as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the members
       or otherwise, with the intent that the members
       shall be deemed to have given their approval
       thereto expressly by the authority of this
       resolution

S.10   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make investment of Surplus Funds of the
       Company from time to time in any Mutual Fund
       Scheme[s], debt instrument[s] or debt based
       securities of any government, semi-government
       or listed Company[ies] upto an amount not exceeding
       INR 500 Crores at any one time, in one or more
       tranches, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided, loans/ guarantees so far given
       by the Company along with the proposed investments/loans,
       shall exceed 60% of the paid-up capital and
       free reserves of the Company or 100% of its
       free reserves, whichever is more and to do
       all such acts, deeds and things as may be expedient
       and necessary to give effect to this resolution

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of financial institutions
       and such other approvals as may be required,
       to make additional investment of upto INR 200
       Crores in aggregate in two subsidiaries of
       the Company viz. Bhilai Jaypee Cement Limited
       & Bokaro Jaypee Cement Limited by way of acquiring
       upto 20 Crores fully paid equity shares of
       INR 10 each at par of the said subsidiaries
       and/or giving loans or giving guarantees or
       providing security [including giving Sponsor
       Support/Shortfall Undertakings] in connection
       with a loan given by any other person to the
       said subsidiaries, notwithstanding the fact
       that the aggregate of the investments so far
       made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment[s], may exceed 60% of the
       paid-up capital and free reserves of the Company
       or 100% of its free reserves, whichever is
       more and to do all such acts, deeds and things
       as may be expedient and necessary to give effect
       to this resolution

12.    Authorize Board of Directors of the Company,              Mgmt          For                            For
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956,
       to mortgage and/or charge, subject to the existing
       charges, immovable and movable properties of
       the Company, wheresoever situate, present and
       future, in such manner as may be decided in
       consultation with the term lending Institutions/Banks/Debenture
       Trustees to or in favour of [i] Punjab National
       Bank [PNB] as term loan provider and [ii] IDBI
       Trusteeship Services Limited [as Trustees for
       NCDs] to secure: a] Rupee Term Loan of INR
       500 Crores from PNB; b] 5000- 11.75% Non-convertible
       Debentures [NCDs] of the Company of INR 10
       lacs each, aggregating INR 500 Crores privately
       placed with ICICI Bank Limited, IDBI Trusteeship
       Services Ltd. acting as Trustees for NCDs;
       and c] 9000- 11.75% Non-convertible debentures
       [NCDs] of the Company of INR 10 lacs each,
       aggregating INR 900 Crores privately placed
       with various parties through Sole Book Runner
       & Lead Arranger Standard Chartered Bank, IDBI
       Trusteeship Services Ltd. acting as Trustees
       for NCDs; together with interest thereon at
       the respective agreed rates, compound interest,
       additional interest, liquidated damages, premia
       on prepayment, costs, charges, expenses, Trustees'
       remuneration and other monies payable by the
       Company to PNB and ICICI Bank Limited under
       respective loan agreements/debenture subscription
       agreement entered into by the Company in respect
       of the aforesaid loans/ NCDs




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702109946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  26-Oct-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Hydro-Power Limited [JHPL], a subsidiary of
       the Company, held by the Company in favor of
       lenders of JHPL and to give undertaking to
       lenders of JHPL for non disposal of equity
       shares of JHPL held by the Company as per details
       as specified to this notice, seeking approval
       of the Members notwithstanding the fact that
       the aggregate of the investments so far made,
       securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid up capital and free reserves of
       the Company or 100% of its free reserves whichever
       is more; and to do all such acts, deeds or
       things as may be expedient or necessary to
       give effect to this Resolution

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Power Ventures Limited [JPVL], a subsidiary
       of the Company, held by the Company in favor
       of lenders of JPVL and to give undertaking
       to lenders of JPVL for non disposal of equity
       shares of JPVL held by the Company as specified
       to this notice, seeking approval of the Members
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed extension
       of security may exceed 60% of the paid up capital
       and free reserves of the Company or 100% of
       its free reserves whichever is more; and to
       do all such acts, deeds or things as may be
       expedient or necessary to give effect to this
       resolution

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to such
       approvals as may be necessary from the Financial
       Institutions and/or Banks, to create security
       by way of pledge of equity shares of Jaiprakash
       Power Ventures Limited [JPVL], a subsidiary
       of the Company, held by the Company in favor
       of lenders of JPVL as specified to this notice,
       seeking approval of the Members notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid up capital and free reserves of
       the Company or 100% of its free reserves whichever
       is more; and to do all such acts, deeds or
       things as may be expedient or necessary to
       give effect to this resolution

S.4    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions
       and such other approvals as may be required,
       to make an investment of: i] up to INR 500
       crores in 1 or more tranches in the equity
       shares of Sangam Power Generation Company Limited
       and ii] up to INR 600 crores in 1 or more tranches
       in the equity shares of Prayagraj Power Generation
       Company Limited as specified to this notice,
       seeking approval of the Members notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment 60% of the paid up capital
       and free reserves of the Company or 100% of
       its free reserves of the Company or 100% of
       its free reserves, whichever is more; and to
       do all such acts, deeds or things as may be
       expedient or necessary to give effect to this
       resolution

S.5    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make an investment of up to INR 400 crores
       only in 1 or more tranches in the Equity Share
       Capital of proposed special purpose Vehicle
       Company to be incorporated for development
       of Inner Ring Road at Agra on DBFOT basis,
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed investment
       may exceed 60% of the paid up capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; and to do all
       such acts, deeds or things as may be expedient
       or necessary to give effect to this resolution

S.6    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approvals of Financial Institutions/Banks and such other approvals as may be required,
       to make an investment of up to INR 50 crores
       in 1 or more tranches in the Equity Share Capital
       of proposed Joint Venture Company to be jointly
       incorporated by the Company and Madhya Pradesh
       State Mining Corporation Limited to undertake
       mining and sale of coal from the Mandla South
       Coal Block, in district Chhindwara, Madhya
       Pradesh, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company along with the proposed investment
       60% of the paid up capital and free reserves
       of the Company or 100% of its free reserves
       of the Company, whichever is more; and to do
       all such acts, deeds and things as may be expedient
       and necessary to give effect to this resolution

S.7    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approvals of Financial Institutions/Banks and
       such other approvals as may be required, to
       make an investment of up INR 300 crores only
       in 1 or more tranches, in the equity share
       capital of proposed Joint Venture Company to
       be jointly incorporated by the Company and
       Assam Mineral Development Corporation Limited
       [AMDC] for exploration/exploitation of the
       mineral deposits viz. Limestone & coal and
       setting up of cement plant in joint venture
       with AMDC, notwithstanding the fact that the
       aggregate of the investments so far made, securities
       so far provided loans/guarantees so far given
       by the Company along with the proposed investment
       may exceed 60% of the paid up capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; and to do all
       such acts, deeds and things as may be expedient
       and necessary to give effect to this Resolution

8.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293(1)(a) and other applicable
       provisions, if any, of the Companies Act, 1956,
       [including any Committee of the Board constituted/to
       be constituted to exercise its power] to mortgage
       and/or charge, subject to the existing charges,
       entire fixed assets of the Company, wheresoever
       situate, present and future as first pari passu
       charge along with other term lenders, in such
       manner as they may be decided to secure term
       loan of INR 750 crores and corporate loan of
       INR 250 crores granted by State Bank of India;
       together with interest thereon at the respective
       agreed rates, compound interest, additional
       interest, liquidated damages, premia on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said Bank under the Loan
       Agreement entered/to be entered into by the
       Company in respect of the aforesaid loan

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU

       PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF VOTING OPTION COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702157175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  07-Dec-2009
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the applicable provisions of the
       Companies Act, 1956, Article 194 of the Articles
       of Association of the Company and in accordance
       with the Securities & Exchange Board of India
       [Issue of Capital and Disclosure Requirements]
       Regulations, 2009 [the Regulations] and subject
       to such other necessary approvals, permissions
       and sanctions, as may be required and subject
       to such terms and conditions as may be specified
       while according such approvals, which terms
       and conditions may at the discretion of the
       Board be agreed to, to capitalize a sum not
       exceeding INR 141,45,60,634 out of the Company's
       capital redemption reserve account/securities
       premium account/general reserve account or
       such other accounts as are permissible to be
       utilized for the purpose, as per the audited
       accounts of the Company for the FYE 31 MAR
       2009 and that the said amount be transferred
       to the share capital account and be applied
       for issue and allotment of equity shares not
       exceeding 70,72,80,317 equity shares of INR
       2 each as bonus shares credited as fully paid
       up, to the eligible Members of the Company
       holding equity shares of INR 2 each whose names
       appear on the Company's Register of Member
       on such date ["Record Date"] as the Board may
       determine, in the proportion of 1 new fully
       paid equity share of INR for every 2 equity
       shares of INR 2 each held in the Company as
       on the record date and that the new bonus shares
       so issued and allotted shall be treated for
       all purposes as an increase of the nominal
       amount of the equity capital of the Company
       held by each such Member and not as income;
       resolved further that pursuant to the Securities
       & Exchange Board of India [issue of Capital
       and Disclosure Requirements] Regulations, 2009,
       such number of bonus equity shares as in the
       same proportion [that is 1 new fully paid up
       equity share of INR 2 for every 2 equity shares
       of INR 2 each held in the Company as on record
       date] be reserved in favor of the holders of
       the outstanding Foreign Currency Convertible
       Bonds [FCCBs] issued by the Company, for issue
       and allotment at the time of conversion in
       respect of such of those FCCBs which may be
       lodged for conversion till the record date
       and authorize the Board to capitalize the required
       amount out of the Company's capital redemption
       reserve account/securities premium account/general
       reserve account or such other accounts as are
       permissible to be utilized for the purpose,
       as per the audited accounts of the Company
       for the FYE 31 MAR 2009 and that the said amount
       be transferred to the share capital account
       and be applied for issue and allotment of the
       said equity shares as bonus shares credited
       as fully paid up resolved further that in respect
       of the outstanding FCCBs lodged for conversion
       after the record date, to make appropriate
       adjustment in the conversion price of shares
       to be issued on conversion of such FCCBs in
       terms of the provisions of the concerned offering
       circular, so as to give the benefit of the
       bonus issue, as aforesaid, to the holders of
       such outstanding FCCBs as well; resolved further
       that a] the new equity shares of INR 2 each
       to be issued and allotted as bonus shares shall
       be subject to the provisions of the Memorandum
       of Association and Articles of Association
       of the Company and shall rank pari passu in
       all respects with and carry the same rights
       as the existing fully paid up equity shares
       in the Company; the share certificates for
       bonus shares be delivered to the shareholders
       who hold the existing equity shares in physical
       form and the respective beneficiary accounts
       be credited with the bonus shares, for such
       shareholders who hold the existing equity shares
       or opt to receive the bonus shares, in dematerialized
       form; within the prescribed period c] any of
       such equity shares which on an exact distribution
       in the proportion aforesaid, would tall to
       be allotted in fraction, be grossed up and
       be allotted in the name of a Director of the
       Company upon trust to sell the same and distribute
       the sale proceeds after deducting the administrative
       and other expenses thereon amongst the shareholders
       entitled to such fractions prorata in accordance
       with their rights; authorize the Board to take
       necessary steps for listing of the bonus shares
       so allotted on the Stock Exchanges where the
       securities of the Company are listed as per
       the provisions of the Listing Agreements with
       the Stock Exchanges concerned, the regulations
       and other applicable laws; resolved further
       that for the purpose of giving effect to this
       resolution, to do all such acts, deeds, matters
       and things as may, in its absolute discretion,
       deem necessary, expedient, usual or proper
       and to settle all questions, difficulties or
       doubts that may arise in this regard at any
       stage including at the time of listing of the
       bonus shares without requiring the Board to
       secure any further consent or approve the Members
       of the Company to the end and intent that they
       shall be deemed to have given their approval
       thereto and for matters connected herewith
       or incidental hereto expressly by the authority
       of this resolution

2.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, it any, of the Companies Act, 1956,
       [including any Committee of the Board constituted/to
       be constituted to exercise its power] to mortgage
       and/or charge, subject to the existing charges,
       the properties, of the Company, whosesoever
       situate, present or future, as first pari passu
       charge along with other lenders, in such manner
       as may be decided by the Board of Directors
       in consultation with the LIC/Debenture Trustee
       to or in favor of IDBI Trusteeship Services
       Limited [as Trustees for NCDs] to secure 4,000
       Redeemable Non-Convertible Debentures [NCDs]
       of the Company of INR 10 lacs each, aggregating
       INR 400 Crores, privately placed with Life
       Insurance Corporation of India [LIC], together
       with interest thereon at the respective agreed
       rates, compound interest, additional interest,
       liquidated damages, premium on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said lenders/Trustees
       under the Debenture Trust Deed/Agreement entered/to
       be entered into by the Company in respect of
       the aforesaid NCDs

3.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, if any, of the Companies Act, 1956,
       [which term shall be deemed to include any
       Committee of the Board constituted/to be constituted
       to exercise its powers] to mortgage and/or
       charge, subject to the existing charges, all
       the immovable and movable assets [including
       all revenues, receipts, receivables and intangible
       properties] of the Company's Projects as specified,
       whosesoever situate, present and future, in
       such manner as may be decided in consultation
       with the Lender, to secure the term loan of
       INR 1200 Crores granted by ICICI Bank Limited,
       together with interest thereon at the respective
       agreed rates, compound interest, additional
       interest, liquidated damages, premium on prepayment,
       costs, charges, expenses and other monies payable
       by the Company to the said Bank under the Loan
       Agreement entered/to be entered into by the
       Company in respect of the aforesaid loan

4.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in terms of Section 293[1][a] and other applicable
       provisions, if any, of the Companies Act, 1956,
       [which term shall be deemed to include any
       Committee of the Board constituted/to be constituted
       to exercise its powers] to mortgage and/or
       charge, subject to the existing charges, all
       the immovable and movable assets of the Company's
       Jaypee Himachal Cement Plant, whosesoever situate,
       present and future, in such manner as may be
       decided in consultation with the Lender, to
       secure the term loan of INR 100 Crores granted
       by L & T Finance Limited, together with interest
       thereon at the respective agreed rates, compound
       interest, additional interest, liquidated damages,
       premium on prepayment, costs, charges, expenses
       and other monies payable by the Company to
       the said lender under the Loan Agreement entered/to
       be entered into by the Company in respect of
       the aforesaid loan

5.     Re-appoint, pursuant to Sections 198, 269, 309,           Mgmt          For                            For
       310 and 311 read with Schedule XIII and other
       applicable provisions, if any of the Companies
       Act, 1956, Shri Sunny Gaur as a Managing Director
       [Cement] of the Company for a further period
       of 5 years with effect from 31 DEC 2009 on
       the remuneration and the terms and conditions
       as specified; approve, pursuant to Section
       198 and all other applicable provisions of
       the Companies Act, 1956, to pay the remuneration
       as specified as minimum remuneration to Shri
       Sunny Gaur notwithstanding that in any FY of
       the Company during his tenure as Managing Director
       [Cement], the Company has made no profits or
       profits are inadequate; authorize the Board
       of Directors of the Company to alter or vary
       the terms of appointment of the appointee including
       retailing to remuneration, as it may at its
       discretion deem fit, from to time provided
       that the remuneration is within the limit laid
       down in the then subsisting respective provisions
       of the Companies Act, 1956

S.6    Authorize the Board, pursuant to Section 372A             Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approval of the Financial Institutions and
       such other approvals as may be required, to
       make an additional investment of upto INR 250
       Crores, in one or more tranches, by way of
       acquiring the equity share capital of/providing
       loans to/providing security or guarantees for
       the loans granted/to be granted by Financial
       Institutions and Banks to JPSK Sports Private
       Limited, a subsidiary of the Company as specified;
       notwithstanding the fact that the aggregate
       of the investments so far made, securities
       so far provided, loans/guarantees so far given
       by the Company alongwith the proposed investment
       may exceed 60% of the Paid-up Capital and free
       reserves of the Company or 100% of its free
       reserves, whichever is more; authorize the
       Board of Directors of the Company to do all
       such acts, deeds, and things as may be expedient
       and necessary to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JAIPRAKASH ASSOCIATES LTD                                                                   Agenda Number:  702239030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y42539117
    Meeting Type:  OTH
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  INE455F01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY; THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING; IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE; PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS; THANK YOU

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to Section 372A and other applicable
       provisions, if any, of the Companies Act, 1956
       and subject to the approval of the financial
       institutions and such other approvals as may
       be required, to create/extend security by way
       of pledge of equity shares of Jaypee Infotech
       Limited [JIL], a subsidiary of the Company,
       held by the Company in favor of lenders of
       JIL and to give undertakings to lenders of
       JIL, as per details as specified; not withstanding
       the fact that the aggregate of the investments
       so far made, securities so for provided, loans/guarantees
       so far given by the Company along with the
       proposed extension of security may exceed 60%
       of the paid-up capital and free reserves of
       the Company or 100% of its free reserves, whichever
       is more; and the Board of Directors of the
       Company to do all such acts, deeds and things
       as may be expedient and necessary to give affect
       to this resolution

S.2    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 149[2A] and other applicable provisions,
       if any of the Companies Act, 1956 for commencing
       all or any of the business as specified in
       Clause nos. 10, 17 and 35 of the other objects
       Clause of the Memorandum of Association of
       the Company

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956 and subject to the
       approvals as may be required to make an initial
       investment of up to INR 200 crores only in
       1 or more tranches, in the equity share capital
       of a Company proposed to be incorporated with
       the name Jaypee Industries and Fertilizers
       Limited or such other name as may be made available
       by Registrar of Companies, for the purpose
       of engaging in the business of manufacturing
       and marketing of fertilizers, notwithstanding
       the fact that the aggregate of the investments
       so far made, securities so far provided, loans/guarantees
       so far given by the Company along with the
       proposed investment may exceed 60% of the paid
       up capital and free reserves of the Company
       or 100% of its free reserves, whichever is
       more; and the Board of Directors of the Company
       to do all such acts, deeds, matters and things,
       settle any question, difficulty or doubt that
       may arise in this regard and give such Directors,
       as it may in its absolute discretion, deem
       expedient desirable and necessary including
       delegating all or any of the powers herein
       conferred to any Committee of Directors or
       Executive Chairman or whole time Director or
       any Director[s] or any other officer[s] of
       the Company to, give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 JINDAL STEEL & POWER LTD                                                                    Agenda Number:  702067299
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4447P100
    Meeting Type:  EGM
    Meeting Date:  04-Sep-2009
          Ticker:
            ISIN:  INE749A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       13, 16, 94(1)(a) and (e), 97 and other applicable
       provisions of the Companies Act, 1956 and Articles
       4 and 9 of the Articles of Association of the
       Company, to reclassify the authorized share
       capital of the Company by the cancellation
       of 1,00,00,000 preference Shares of INR 100
       each and simultaneous creation of fresh 100,00,00,000
       Equity Shares of INR 1 each; and to increase
       the authorized share capital of the Company
       to INR 200,00,00,000 by the creation of additional
       80,00,00,000 Equity Shares of INR 1 each; and
       to substitute Clause V of the Memorandum of
       Association of the Company with the specified
       new Clause; authorize the Board of Directors,
       for the purpose of giving effect to this Resolution,
       to do all such acts, deeds and things and give
       such directions as it may consider necessary
       for this purpose

S.2    Amend, pursuant to Section 31 and other applicable        Mgmt          For                            For
       provisions of the Companies Act, 1956, Article
       3 of the Articles of Association of the Company
       as specified

3.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the applicable provisions of the Companies
       Act, 1956, Article 175 of the Articles of Association
       of the Company, Securities and Exchange Board
       of India [Disclosure & Investor Protection]
       Guidelines, 2000 and such other approvals,
       permissions and sanctions as may be necessary
       and subject to such terms and modifications
       as may be specified while according such approvals,
       to capitalize a sum not exceeding INR 77,56,51,530
       out of 'Securities Premium Account' as per
       the audited accounts for the FYE 31 MAR 2009
       and to transfer the said amount to Share Capital
       Account which shall be utilized for allotment
       of 77,56,51,530 new Equity Shares of INR 1
       each as fully paid Bonus Shares to the persons
       who shall be the holders of the existing Equity
       Shares of INR 1 each of the Company as per
       Book Closure to be fixed by the Board later,
       in the proportion of 5 new Equity Shares for
       every 1 existing Equity Share held by such
       persons; approve, pursuant to Securities and
       Exchange Board of India [Employee Stock Option
       Scheme and Employee Stock Purchase Scheme]
       Guidelines 1999 and consequent to issue of
       Bonus shares, to make fair and reasonable adjustment
       in price and number of shares to be issued
       against stock options, whether granted or to
       be granted under Employee Stock Option Scheme-2005
       of the Company and authorize the Compensation
       Committee to make fair and reasonable adjustment
       for this purpose; approve to issue and allot
       the Bonus shares subject to the specified terms
       and conditions; authorize the Board, for the
       purpose of giving effect to this Resolution,
       to do all such acts, deeds and things and give
       such directions as may be necessary or desirable
       and to settle all questions or difficulties
       whatsoever that may arise with regard to the
       issue, allotment and distribution of the new
       Equity Shares




--------------------------------------------------------------------------------------------------------------------------
 JINDAL STEEL & POWER LTD                                                                    Agenda Number:  702089194
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4447P100
    Meeting Type:  AGM
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  INE749A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and profit and loss account for the
       FYE on that date and the reports of the Directors
       and Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri Ratan Jindal as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri Anand Goel as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri Sushil Kumar Maroo as a Director,         Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.S. Kothari Mehta & Co., Chartered          Mgmt          For                            For
       Accountants as the Auditors of the Company
       to hold office from the conclusion of this
       meeting to the conclusion of the next meeting
       and approve to fix their remuneration

7.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Haigreve Khaitan
       as a Director of the Company, who is liable
       to retire by rotation

8.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Rahul Mehra
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint, in accordance with the provisions of             Mgmt          For                            For
       Section 257 and all other applicable provisions
       of the Companies Act, 1956, Shri Hardip Singh
       Wirk as a Director of the Company, who is liable
       to retire by rotation

S.10   Approve, pursuant to Section 293[1][e] of the             Mgmt          For                            For
       Companies Act, 1956, to contribute, from time
       to time, an amount not exceeding INR 200 crores
       to M/s. Om Prakash Jindal Gramin Jan kalyan
       Sansthan[Sansthan] and/or O.P Jindal Global
       University [University] by way of donation
       for setting up O.P Jindal Global University
       in the state of haryana at sonepat which shall
       be over and above the annual limits of contribution
       approved by the Board in its meeting held on
       27 MAY 2008 i.e. 5% of the average net profits
       of the Company for immediately preceding 3
       FY's; and authorize the Shri Naveen Jindal,
       Executive Vice Chairman & Managing Director
       of the Company to decide and approve the amount[s]
       of donation/contribution that may be given
       to the Sansthan and/or university from time
       to time, within the above mentioned limit

S.11   Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions of the
       Companies Act, 1956 read with Director's Relatives[Office
       or place of profit] rules, 2003 and subject
       to approval of Central Government, Shri Paras
       Goel as the Assistant General Manager-Sales
       & Marketing of the Company with effect from
       01 OCT 2009 on terms and conditions including
       remuneration as specified; authorize Shri Naveen
       Jindal, Executive Vice Chairman & Managing
       Director and Shri Vikrant Gujral, Vice Chairman
       & Chief Executive Officer of the Company severally
       to determine from time to time, actual amount
       of remuneration as per above, change terms
       of his appointment, change his designation
       and increase his remuneration within the above
       mentioned limits; approve in accordance with
       standing practice of the Company, the salary
       of Shri Paras Goel may be revised from 01 APR
       every year and first such revision may take
       effect from 01 APR 2010; authorize Shri Ashok
       Alladi, Wholetime Director and Shri T.K Sadhu,
       Company Secretary severally to apply to and
       seek approval of Central Government to the
       appointment of Shri Paras Goel and take such
       other steps to ado all such things as may be
       deemed necessary for giving effect to this
       resolution; and the Sub-Committee of Directors
       to alter, change or modify any of the above
       mentioned terms of remuneration as may be directed
       or advised by the central government while
       considering approval under Section 314 of the
       Companies Act, 1956 without seeking any further
       approval from shareholders

S.12   Authorize the Board of Directors, in accordance           Mgmt          Against                        Against
       with the provisions of Section 81[1A] and all
       other applicable provisions of the Companies
       Act, 1956, Foreign Exchange Management Act,
       1999 (including any regulation, statutory modification[s]
       or reenactment[s] thereof for the time being
       in force including but not limited to Foreign
       Exchange Management [Transfer or Issue of Securities
       by a person resident outside India] Regulation,
       2000, the issue of foreign currency convertible
       bonds and ordinary shares [through Depository
       Receipt Mechanism] Scheme, 1993 and also the
       provisions of any other applicable Law[s],
       rules, regulations and in accordance with relevant
       provisions of Memorandum and Articles of Association
       of the Company and subject to the approval,
       consent, permission and/or sanction of the
       Ministry of Finance [MOF], Government of India
       [GOI], Reserve Bank of India [RBI], Securities
       and Exchange Board of India [SEBI], Stock Exchanges
       and/or any other appropriate authorities, institutions
       or bodies, as may be necessary and subject
       to such conditions and modifications as may
       be prescribed in granting such approvals, consents
       and permissions, which may be agreed to by
       the Board of Directors of the Company [hereinafter
       referred to as the Board which terms shall
       include a Committee of Directors], to offer,
       issue and allot, in one or more tranches, any
       securities including Global Depository Receipts
       [GDR] and/or American Depository Receipts [ADR]
       and/or Foreign Currency Convertible Bonds [FCCB]
       and/or Convertible Bonds/Debentures and/or
       Euro Convertible Bonds whether cumulative/redeemable/partly/fully convertible and/or securities partly or fully
       convertible into equity shares and/or securities
       linked to equity shares and/or any instruments
       or securities with or without detachable warrants
       or such other types of securities representing
       either equity shares and / or convertible securities
       [hereinafter collectively referred to as Securities]
       in India or in one or more foreign market[s]
       to be subscribed in foreign currency[ies]/Indian
       Rupees by Foreign/Domestic Investors, including
       Non-Residents, Foreign Institutional Investors,
       Non-Resident Indians, Foreign Nationals, Corporate
       Bodies, Banks, Institutions, Mutual Funds or
       such other eligible entities or persons as
       may be decided by the Board in accordance with
       applicable laws, whether or not such persons/entities/investors are Members of the Company, through Prospectus,
       offering letter, circular Memorandum or through
       any other mode, from time to time, as may be
       deemed appropriate by the Board on such terms
       and conditions as the Board may, in its sole
       and absolute discretion, deem fit up to US
       Dollars 750 million equivalent to approximately
       INR 3750 crores [with a right to the Board
       to retain additional allotment, such amount
       of subscription not exceeding 25% of the amount
       of initial offer of each tranche as the Board
       may deem fit] on such terms and conditions
       including pricing [subject to the minimum pricing
       norms prescribed by SEBI, RBI and/or any other
       authorities] as the Board may in its sole and
       absolute discretion decide including the form
       and all other terms and conditions and matters
       connected therewith and wherever necessary
       in consultation with the lead managers, underwriters,
       stabilization agents, guarantors, financial
       and/or legal advisors, depositors, custodians,
       principal/ paying/transfer/conversion agents,
       listing agents, registrars and issue such securities
       in any market and/or to the persons as may
       be deemed fit by the Board so as to enable
       the Company to get listed at any stock exchange
       in India and/or Singapore and/or any other
       overseas stock exchange[s]; these securities
       will be disposed of by the Board in its absolute
       discretion in such manner as the Board may
       deem fit and proper; without prejudice to the
       generality of the above and subject to the
       applicable laws, the aforesaid issue of the
       securities may have all or any terms or combination
       of terms in accordance with normal practices
       including but not limited to conditions relating
       to payment of interest, dividend, premium or
       redemption or early redemption at the option
       of the Company and/or the holder[s] of the
       Securities and other debt-service payment whatsoever
       and all such terms as are provided in offerings
       of this nature, including terms for issue of
       additional equity shares, of variation of interest
       payment and/or variation of the price and/or
       the period of conversion of securities into
       equity shares or issue of equity shares during
       the duration of the Securities and/or voting
       rights or options for early redemption of securities,
       authorize the Board to finalize and approve
       the same or any modification thereof; the Company
       and/or any agency or body authorized by the
       Board may issue depository receipts representing
       the underlying equity shares or other Securities
       or FCCBs in registered form with such features
       and attributes as are prevalent in international
       capital markets for instruments of this nature
       and provide for the tradability or free transferability
       thereof as per the international practices
       and regulations and under the forms and practices
       prevalent in the international markets including
       filing any registration statement and any other
       document and any amendment thereto with any
       relevant authority[ies] for securities listing
       and trading in the overseas stock/securities
       exchange[s]; to issue and allot such number
       of equity shares as may be required to be issued
       and allotted upon conversion of any securities
       referred above or as may be necessary in accordance
       with the terms of the offering[s]; subject
       to the applicable Laws, the Board, as and when
       it deems fit and proper, to issue and allot
       equity shares [including equity shares issued
       and allotted upon conversion of any Securities)
       with differential rights including differential
       rights as to dividend and/  or voting; the
       securities issued in foreign markets shall
       be deemed to have been made abroad and/or in
       the market and/or at the place of issue of
       the securities in the international market
       and may be governed by applicable foreign laws;
       for the purpose of giving effect to any issue
       or allotment of securities or instruments representing
       the same, to determine the form, terms and
       timing of the offering[s], including the class
       of investors to whom the securities are to
       be allotted, number of securities to be allotted
       in each tranche, issue price, face value, premium
       amount of issue/conversion of securities/redemption
       of securities, rate of interest, redemption
       period, utilization of issue proceeds, listing
       on one or more stock exchanges abroad/in India
       as the Board in its sole and absolute discretion
       may deem fit and to make and accept any modifications
       in the proposal as may be required by the authorities
       involved in such issues and on behalf of the
       Company, to do all such acts, deeds, matters
       and things as it may, at its sole and absolute
       discretion, deem necessary or desirable for
       such purpose, including without limitation
       the appointment of Registrars, Book-runners,
       Lead-Managers, Trustees, Agents, Bankers, Global
       Co-coordinators, Custodians, Depositories,
       Consultants, Solicitors, Accountants, or such
       other Agencies, entering into arrangements
       for underwriting, marketing, listing, trading,
       depository and such other arrangements and
       agreements, CONTD...

       CONTD...as may be necessary and to issue any              Non-Voting    No vote
       Offer document[s] and sign all deeds, documents
       and to pay and remunerate all agencies/ intermediaries
       by way of commission, brokerage, fees, charges,
       out of pocket expenses and the like as may
       be involved or connected in such offerings
       of securities, with power on behalf of the
       Company to settle any question, difficulty
       or doubt that may arise in regard to any such
       issue, offer or allotment of Securities and
       in complying with any regulations, as it may
       in its sole and absolute discretion deem fit,
       without being required to seek any further
       consent or approval of the Members or otherwise
       to the end and intent that the members shall
       be deemed to have given their approval thereto
       expressly by the authority of this resolution;
       to delegate all or any of the powers herein
       conferred to any Committee of Directors or
       Wholetime Director[s], Director[s] or any other
       Officer[s] of the Company to give effect to
       the aforesaid resolution; approve and ratify
       all the acts, deeds and things already done
       by the Board in this regard

13.    Approve, pursuant to Sections 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to increase
       the commission payable to Shri Naveen Jindal,
       Executive Vice Chairman & Managing Director
       to 2% of net profits [on stand alone basis]
       of the Company from FY 2008-09 till the completion
       of his present tenure; all other terms of remuneration
       including salary, perquisites, allowances,
       etc; approved by the shareholders in the AGM
       held on 26 SEP 2008 shall remain unchanged

14.    Approve, pursuant to Sections 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to increase
       annual remuneration of Shri Anand Goel, Deputy
       Managing Director of the Company from INR 1,00,00,000
       to INR 1,20,00,000 from 01 OCT 2008 by increasing
       special allowance from INR 2,22,550 to INR
       3,89,216 per month; all other terms of remunerations
       including salary, perquisite, allowances etc;
       approved by the shareholders in the AGM held
       on 26 SEP 2008 shall remain unchanged

15.    Approve, pursuant to Section 198, 309, 310 and            Mgmt          For                            For
       all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Vikrant Gujral, Vice Chairman
       & Chief Executive Officer of the Company in
       the following manner with effect from 01 APR
       2009 as specified

16.    Approve, pursuant to Section 198, 309, 310 and            Mgmt          For                            For
       all other applicable provisions, and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Anand Goel, Jt. Managing
       Director of the Company in the following manner
       with effect from 01 APR 2009 as specified

17.    Approve, pursuant to Section, 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Ashok Alladi, Wholetime
       Director finance of the Company in the following
       manner with effect from 01 APR 2009 as specified

18.    Approve, pursuant to Section, 198, 309, 310               Mgmt          For                            For
       and all other applicable provisions and Schedule
       XIII to the Companies Act, 1956, to revise
       remuneration of Shri Arun Kumar Mukherji, Wholetime
       Director of the Company in the following manner
       with effect from 01 APR 2009 as specified




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HLDG PLC                                                                        Agenda Number:  702164334
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  EGM
    Meeting Date:  02-Dec-2009
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Authorize the Directors, to offer shares up               Mgmt          For                            For
       to 1% of the total issued shares of the Company
       before 31 MAR 2010, in such amounts to such
       employees of the Company and its subsidiary
       Companies, inclusive of Executive Directors,
       as may be determined by the Board of Directors
       and based on the terms and conditions given
       below: the total number of shares to be offered
       under this ESOP Scheme will be offered in 1
       installment; the maximum number of options
       awarded under this Scheme will be 6,127,201
       shares; the Company will not provide any financial
       assistance to the employees for the purpose
       of purchasing the shares issued under this
       scheme; the "offerees" shall be the Members
       of the Senior Executive Staff inclusive of
       Executive Directors of the Company and/or of
       its subsidiaries as may be determined by the
       Board of Directors of the Company at their
       discretion, taking into consideration the performance
       of each such person and the performance of
       the Group; the number of shares offered to
       the Executive Directors and Presidents shall
       be determined by the Remuneration Committee
       of the Board of Directors of the Company at
       their discretion, based on the performance
       of each such person and the performance of
       the Group; the number of shares offered to
       other eligible staff shall be determined by
       the Group Executive Committee of the Company
       at their discretion based on the performance
       of each such person and the performance of
       the Group; this will be ratified by the Remuneration
       Committee of the Board of Directors; the price
       at which the shares are offered shall be the
       market price of an ordinary share as at the
       date of the award; market price is the closing
       price of an ordinary share of the Company on
       the date of the award; the offer unless accepted
       within a period of 60 months from the date
       of award shall automatically lapse and be of
       no force or avail in Law; any offer of shares
       that lapses as aforesaid or as a result of
       the employee leaving the services of the Company
       without accepting the offer may be included
       in a subsequent offer; in terms of the guidelines
       issued by the Securities and Exchange Commission
       and the Colombo Stock Exchange, the essential
       features of the scheme together with the material
       details will be disclosed in the annual report;
       in the event of any rights issues, bonus issues,
       stock splits or buy backs are made by the Company
       during the period intervening between the date
       of the award of option and the exercise of
       the option by the employee, the offer price
       may be appropriately adjusted by the Board
       in consultation and in agreement with the Company's
       Auditors to take account of the change in value
       of each share falling within the scheme; the
       scheme will operate in accordance with the
       guidelines set out by the Securities and Exchange
       Commission of Sri Lanka and the Colombo Stock
       Exchange




--------------------------------------------------------------------------------------------------------------------------
 JOHN KEELLS HLDG PLC                                                                        Agenda Number:  702501328
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4459Q103
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  LK0092N00003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve to read the notice convening the meeting          Mgmt          For                            For

2      Receive and consider the annual report and financial      Mgmt          For                            For
       statements for the FYE   31 MAR 2010 with the
       report of the Auditors thereon

3      Re-elect Mr. J. R. F. Peiris as a Director,               Mgmt          For                            For
       who retires in terms of Article   84 of the
       Articles of Association of the Company

4      Re-elect Mr. A. D. Gunewardene as a Director,             Mgmt          For                            For
       who retires in terms of Article 84 of the Articles
       of Association of the Company

5      Re-elect Mr. T Das as Director, who is over               Mgmt          For                            For
       the age of 70 years and who       retires in
       terms of Section 210 of the Companies Act No.
       7 of 2007, for which notice of the following
       ordinary resolution has been given by a member
       that   the age limit stipulated in Section
       210 of the Companies Act No. 7 of 2007    shall
       not apply to Mr. T Das, who is 71 years

6      Authorize the Directors to determine and make             Mgmt          For                            For
       donations

7      Re-appoint the Auditors and to authorize the              Mgmt          For                            For
       Directors to determine their   remuneration

8      Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702088091
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P103
    Meeting Type:  AGM
    Meeting Date:  25-Sep-2009
          Ticker:
            ISIN:  INE785C01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       of the Company as on 31 MAR 2009 and the profit
       and loss account for the YE on that date along
       with the Directors' report and the Auditors'
       report thereon

2.     Re-appoint Mr. G. Bhaskara Rao as a Director,             Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Dr. Uddesh Kumar Kohli as a Director,          Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. P. Narasimharamulu as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Dr. B. Vasanthan as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint Brahmayya & Co., Chartered Accountants            Mgmt          For                            For
       and Price Waterhouse, Chartered Accountants
       as the Auditors of the Company from the conclusion
       of this AGM, until the conclusion of the next
       AGM at remuneration as may be decided by the
       Board of Directors of the Company

7.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. L. Madhusudhan Rao, Executive
       Chairman with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. L. Madhusudhan Rao
       for attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956

8.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. G. Bhaskara Rao, Executive Vice-Chairman
       with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. G. Bhaskara Rao for
       attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956

9.     Approve, pursuant to the Provisions of Sections           Mgmt          For                            For
       198, 309, 310, 311 and other applicable Provisions
       of the Companies Act, 1956 and Schedule XIII
       annexed to the Companies Act, 1956, the revision
       of perquisites and benefits, the remuneration
       payable to Mr. G. Venkatesh Babu, Managing
       Director with effect from 01 APR 2009 as specified;
       the payment of location allowance at New Delhi/Gurgaon
       at the rate of 15% as specified; no Sitting
       Fees shall be paid to Mr. G. Venkatesh Babu
       for attending Meetings of the Board of Directors
       or any Committee(s) thereof; and the total
       remuneration including allowances and perquisites
       shall not exceed the limits specified in Section
       309 of the Companies Act, 1956 read with Schedule
       - XIII annexed to the Companies Act, 1956




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702163205
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P103
    Meeting Type:  OTH
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  INE785C01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

1.     Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Sections 16, 94 and other applicable provisions
       of the Companies Act., 1956 and the Article
       No.57 of the Articles of Association of the
       Company and subject to such other approvals/
       permissions/sanctions as may be necessary,
       to the sub-division of one fully paid up equity
       share of face value of INR 10 each into ten
       equity shares of face value of INR 1 each fully
       paid up; amend the existing Clause V of the
       Memorandum of Association of the Company as
       specified; authorize the Board of Directors
       [Board]/duly constituted Committee of the Board,
       for the purpose of giving effect to the resolutions,
       to take such steps and actions and give such
       directions as it may in its absolute discretion
       deem necessary and to issue new share certificates,
       whatever required, in the aforesaid proportion,
       in cancellation of existing shares, subject
       to the rules as laid down in the companies
       [issue of share certificates] Rules, 1960,
       and the Articles of Association of the Company
       and to settle any question that may arise in
       this regard and to finalize and execute all
       documents, deeds and writings as may be necessary,
       which includes but not limited to preparing,
       executing and filing necessary applications/forms/
       returns/ documents to Registrar of Companies,
       Stock Exchanges [BSE & NSE], National Securities
       Depository Limited [NSDL], Central Depository
       Services (India) Limited [CDSL] and I or such
       other statutory authorities as may be necessary
       from time to time and to delegate all or any
       of the powers to any authorized person[s] to
       give effect to this resolution and to comply
       with necessary formalities in this regard

S.2    Amend, pursuant to the provisions of Section              Mgmt          For                            For
       31 of the Companies Act, 1956, the existing
       Article 5 of the Articles of Association of
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 LANCO INFRATECH LTD                                                                         Agenda Number:  702248801
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5144P111
    Meeting Type:  OTH
    Meeting Date:  15-Mar-2010
          Ticker:
            ISIN:  INE785C01048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 658484 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

1.     Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the Provisions of Section 293(1)(a) and subject
       to other approvals/permissions/ sanctions as
       may be required, to sell, transfer and/or dispose
       of whole or substantially whole of the investments
       Equity and/or Preference shares held by the
       Company on the date of sale in Subsidiaries,
       Associates and other Group Companies in the
       Power Segment, as going concerns at cost for
       cash consideration in tranches to any wholly
       owned subsidiary of the Company in the on the
       Power Segment and on such terms and conditions
       as may be decided by the Board of Directors
       or a Committee of Directors and to finalize
       and execute necessary documents and to do all
       such other acts, deeds and things as may be
       required in this regard; and authorize Sri
       G. Bhaskara Rao, Executive Vice-Chairman, Sri
       G. Venkatesh Babu, Managing Director to sign
       the share transfer deeds and to do all acts,
       deeds and things as may be required in this
       regard




--------------------------------------------------------------------------------------------------------------------------
 LARSEN & TOUBRO LTD                                                                         Agenda Number:  702053050
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5217N159
    Meeting Type:  AGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  INE018A01030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to accept the financial statements and            Mgmt          For                            For
       statutory reports

2.     Approve the dividend of INR 10.50 per share               Mgmt          For                            For

3.     Re-appoint S.N. Talwar as a Director                      Mgmt          For                            For

4.     Re-appoint K.V. Rangaswami as a Director                  Mgmt          For                            For

5.     Appoint T.M.T as a Director                               Mgmt          For                            For

6.     Re-appoint M.V. Kotwal as a Director                      Mgmt          For                            For

7.     Re-appoint V.K. Magapu as a Director                      Mgmt          For                            For

8.     Re-appoint R.N. Mukhija as a Director                     Mgmt          For                            For

9.     Appoint J.S. Bindra as a Director                         Mgmt          For                            For

S.10   Approve to issue equity or equity linked securities       Mgmt          Against                        Against
       without preemptive rights up to an aggregate
       amount of INR 24 billion to Qualified Institutional
       Buyers

S.11   Approve Sharp Tannan as the Auditors and authorize        Mgmt          For                            For
       the Board to fix their remuneration

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN TYPE OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702040712
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164135
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at YE 31 MAR 2009 and profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Declare a dividend on Ordinary [Equity] Shares            Mgmt          For                            For

3.     Re-elect Mr. Deepak S. Parekh as a Director,              Mgmt          For                            For
       who retires by rotation

4.     Re-elect Mr. Bharat Doshi as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. Narayanan Vaghul as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint, pursuant to Section 224 of the Companies      Mgmt          For                            For
       Act, 1956, Messrs. Deloitte Haskins & Sells,
       Chartered Accountants, the retiring Auditors
       of the Company, as the Auditors of the Company
       to hold office from the conclusion of this
       AGM, until the conclusion of the next AGM of
       the Company at a remuneration to be determined
       by the Board in addition to out of pocket expenses
       as may be incurred by them during the course
       of the Audit

7.     Approve that, in accordance with the provisions           Mgmt          For                            For
       of Section 257 and all other applicable provisions,
       if any, of the Companies Act 1956, Mr. Arun
       Kanti Dasgupta who was appointed as a Director
       in the casual vacancy caused by the resignation
       of Mr. Thomas Mathew T. and who ceases to hold
       office as per the provisions of Section 262
       of the Companies Act, 1956 at the ensuing AGM
       and in respect of whom the Company has received
       a notice in writing proposing his candidature
       for the office of Director, be appointed as
       a Director of the Company, liable to retire
       by rotation

S.8    Authorize the Company, in supersession of the             Mgmt          For                            For
       Resolution passed by the shareholders at the
       57th AGM of the Company held on 28 JUL 2003
       and the Registrar of Companies having been
       given in advance a copy of this proposed special
       resolution, to keep its Registers and Index
       of Members and Debenture/Bond holders and copies
       of annual returns prepared under Section 159
       of the Companies Act,1956 together with copies
       of certificates and documents required to be
       annexed thereto under Section 161 of the Companies
       Act, 1956 or one or more of them at the office
       premises of the Company's Registrar & Share
       Transfer Agents viz. Sharepro Services [India]
       Private Limited [R&T Agents] at 13AB, Samhita
       Warehousing Complex, 2nd floor, Sakinaka Telephone
       Exchange Lane, Off Andheri Kurla Road, Sakinaka,
       Andheri [East], Mumbai- 400 072 and/or its
       office premises at 912, Raheja Centre, Free
       Press Journal Road, Nariman Point, Mumbai-400
       021, and/or at such other place[s] within the
       city of Mumbai where the R&T agents may shift
       its office from time to time and/or at the
       Registered Office of the Company at Gateway
       Building, Apollo Bunder, Mumbai- 400 001 and/or
       at the Company's Corporate office at Mahindra
       Towers, Dr. G.M. Bhosale Marg, P.K. Kurne Chowk,
       Worli, Mumbai-400 018




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  702235715
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54164135
    Meeting Type:  OTH
    Meeting Date:  11-Mar-2010
          Ticker:
            ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       94 and other applicable provisions, if any,
       of the Companies Act, 1956, and the provisions
       of the Memorandum and Articles of Association
       of the Company and subject to the approval(s),
       consents, permissions and sanctions as may
       be necessary from the concerned statutory authorities,
       each ordinary [Equity] share of the Company
       having a face value of INR 10 each fully paid-up
       to sub-divided into 2 ordinary [Equity] shares
       of the face value of INR 5 each fully paid-up;
       sub-division of Equity shares, the existing
       Share Certificates in relation to the existing
       Equity shares of the face value of INR 10 each
       held in physical form shall be deemed to have
       been automatically cancelled and be of no effect
       on and from the Record Date and the Company
       may, without requiring the surrender of the
       existing Share Certificates, directly issue
       and dispatch the new Share Certificates of
       the Company, in lieu of such existing Share
       Certificates subject to the provisions of the
       Companies [issue of Share Certificate] rules,
       1960 and in the case of shares held in the
       dematerialized form, the number of sub-divided
       Equity shares be credited to the respective
       the Equity shares of the Company before sub-division;
       and authorize the Board of Directors of the
       Company [which expression shall also include
       a Committee thereof] to take such steps as
       may be necessary for obtaining approvals, statutory,
       contractual or otherwise, and to settle all
       matters arising out of and incidental thereto,
       and to execute all deeds, applications, documents
       and writings that may be required, on behalf
       of the Company and generally to do all acts,
       deeds, matters and things that may be necessary,
       proper, expedient or incidental for the purpose
       of giving effect to this resolution

2.     Approve, pursuant to Section 16 and all other             Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, to alter Clause 5 of the Memorandum
       of Association of the Company by substituting
       in its place and stead as specified

S.3    Approve, pursuant to Section 31 and all other             Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, to substitute Article 3 of the Articles
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA HOLIDAYS & RESORTS INDIA LTD, CHENNAI                                              Agenda Number:  702165451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y54163103
    Meeting Type:  OTH
    Meeting Date:  16-Dec-2009
          Ticker:
            ISIN:  INE998I01010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR THE BELOW
       RESOLUTIONS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 637432 DUE TO RECEIPT OF PAST RECORD DATE
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Ratify, in furtherance of and supplemental to             Mgmt          For                            For
       the Special Resolution at Items 5 and 6 passed
       by the shareholders at the 10th AGM of the
       Company held on 17 MAY 2006 read with Resolutions
       2 and 3 passed at the EGM held on 25 SEP 2007
       and Resolutions 4 and 5 passed at the EGM held
       on 08 DEC 2008 and in accordance with the provisions
       of the Articles of Association of the Company,
       Sections 79A, 81 and all other applicable provisions
       of the Companies Act, 1956 (the Act) including
       any amendments thereto or statutory modification(s)
       or re-enactment of the Act for the time being
       in force and the provisions of the Securities
       and Exchange Board of India (Employee Stock
       Option Scheme and Employee Stock Purchase Scheme)
       Guidelines, 1999 including any modifications
       thereof or supplements thereto (the guidelines)
       and subject to such approvals, consents, permissions
       and sanctions as may be necessary and subject
       to such conditions and modifications as may
       be prescribed or imposed while granting such
       approvals, consents, permissions and sanctions
       which may be agreed to by the Board of Directors
       of the Company (hereinafter referred to as
       the Board which term shall be deemed to include
       any Committee constituted or to be constituted
       by the Board as the Remuneration/Compensation
       Committee), the Mahindra Holidays & Resorts
       India Limited Employees' Stock Option Scheme
       2006 (the Scheme) formulated prior to the Initial
       Public Offering (IPO) of the Company by the
       Remuneration/Compensation Committee (the Committee)
       pursuant to the authority of the shareholders
       granted vide Resolutions passed at its AGM
       held on 17 MAY 2006 read with Resolutions passed
       at the Extraordinary General Meetings held
       on 25 SEP 2007 and 08 DEC 2008 and as amended
       by the Board of Directors at its Meeting held
       on 27 OCT 2009 on the recommendation of the
       Committee; approve: that the maximum number
       of options to be granted under the Scheme including
       Options that have already been granted to the
       Non-Executive Directors including Independent
       Directors shall collectively not exceed such
       number of options as would entitle such Directors
       to subscribe to not more than 4,00,000 equity
       shares of INR 10 each of the Company in any
       1 FY and not more than 6,00,000 equity shares
       of INR 10 each of the Company to such Directors
       in the aggregate; that the new equity shares
       to be issued and allotted shall rank pari passu
       in all respects with the then existing equity
       shares of the Company; authorize the Board,
       for the purpose of creating, offering, issuing,
       allotting and listing of the securities, and/or
       for the purpose of complying with any guidelines
       or regulations that may be issued from time
       to time, by any appropriate authority, on behalf
       of the Company, to make any modifications,
       changes, variations, alterations or revisions
       in the scheme from time to time or to suspend,
       withdraw or revive the Scheme from time to
       time provided such variation, modification
       or alteration is not detrimental to the interests
       of the employees/Directors (including Whole-Time
       Directors); and, for the purpose of giving
       effect to this resolution, to do all such acts,
       deeds, matters and things as it may, in its
       absolute discretion, deem necessary for such
       purpose and with power on behalf of the Company
       to settle any questions, difficulties or doubts
       that may arise in this regard without requiring
       to secure any further consent or approval of
       the shareholders of the Company

S.2    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and all other applicable
       provisions of the Companies Act, 1956 (the
       Act) (including any statutory modification
       or re-enactment thereof for the time being
       in force) read with Schedule XIII of the Act
       and subject to approval of the Central Government,
       if necessary, and such other approvals, permissions
       and sanctions, as may be required, and subject
       to such conditions and modifications, as may
       be prescribed or imposed by any of the authorities
       in granting such approvals, permissions and
       sanctions, the revision in remuneration payable
       to Mr. Ramesh Ramanathan as the Managing Director
       of the Company from 01 APR 2009 for the remainder
       of his term of office i.e. up to 08 JUN 2012
       in the specified manner; the remuneration payable
       to the Managing Director by way of salary,
       perquisites and other allowances and benefits
       does not exceed the limits laid down in Sections
       198 and 309 of the Act, including any statutory
       modifications or re-enactment thereof; where
       in any FY during the currency of the tenure
       of the Managing Director, the Company has no
       profits or its profits are inadequate, the
       Company may pay to the Managing Director the
       specified remuneration as the minimum remuneration
       by way of salary, perquisites and other allowances
       and benefits above subject to receipt of the
       requisite approvals, if any; and authorize
       the Board of Directors of the Company (hereinafter
       referred to as the Board which term shall be
       deemed to include any duly authorized Committee
       thereof, for the time being exercising the
       powers conferred on the Board by this Resolution),
       for the purpose of giving effect to this resolution,
       to do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary, proper or desirable and to settle
       any questions, difficulties or doubts that
       may arise in this regard and further to execute
       all necessary documents, applications, returns
       and writings as may be necessary, proper, desirable
       or expedient




--------------------------------------------------------------------------------------------------------------------------
 MAX INDIA                                                                                   Agenda Number:  702039428
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5903C145
    Meeting Type:  EGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE180A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, in accordance with the               Mgmt          Against                        Against
       provisions of Section 81[1A] and all other
       provisions, if any, of the Companies Act 1956
       [the Act] including any statutory modification
       of re-enactment thereof for the time being
       in force, the provisions of the Memorandum
       and Articles of Association of the Company,
       the provisions of the Listing Agreement entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed,
       the provisions of the Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       there under, the provisions of Chapter XIII-A
       of the Securities & Exchange Board or India
       [Disclosure and Investor Protection] Guidelines
       2000, ["SEBI [DIP] Guidelines"] including any
       amendments there to or any re-enactment thereof
       for the time being in force and subject to
       the applicable statutes, guidelines, regulations,
       approvals, permissions, consents or sanctions
       [the "Approvals"] of the Central Government,
       the Reserve Bank of India and any other appropriate
       authorities, institutions or bodies; and such
       conditions as may be prescribed by any of them
       while granting any such Approvals, which may
       be agreed to, in its sole discretion, by the
       Board of Directors of the Company [hereinafter
       called "the Board" which term shall be deemed
       to include any Committee there of which the
       Board may have constituted or hereinafter constitute
       from time to time to exercise its powers including
       the power conferred by this resolution], to
       offer, issue and allot, on such occasion or
       occasions, in one or more tranches, as may
       be determined by the Board, to Qualified Institutional
       Buyers [QIBs] as defined in Clause 1.2.1 [xxiva]
       of SEBI [DIP] Guidelines, equity shares or
       any such instruments or securities [other than
       warrants] convertible into equity shares on
       such date as may be determined by the Board
       ["Securities"] for an amount, which shall not
       exceed INR 450,00,00,000 ["QIB Issue" at such
       price, inclusive of premium and on such terms
       and conditions as may be finalized by the Board
       in accordance with the SEBI [DIP] Guidelines
       at the time of issue and allotment of securities;
       and approve that the Board may issue the securities
       or any part there of at such discount of premium
       to the market price, as the Board may decide,
       provide that, wherever applicable under the
       provisions of the SEBI [DIP] Guidelines, the
       price paid by each investor shall not be less
       than the price arrived in accordance with provisions
       of Chapter XIII-A of the SEBI [DIP] Guidelines;
       approve the relevant date for the purpose of
       pricing of the securities proposed to be issued
       in accordance with SEBI [DIP] Guidelines, shall
       be the date of the meeting in which the Board
       decides to open the issue of the Securities
       subsequent to the receipt of shareholders'
       approval in terms of Section 81[1A] and other
       applicable provisions, if any, of the Act and
       other applicable laws, regulations and guidelines
       in relation to the proposed QIB Issue; approve
       the Equity shares as may be issued and allotted
       including that upon conversion of any convertible
       securities forming part of any QIB Issue, as
       may be necessary in accordance with the terms
       of the relevant offering, shall rank pari passu
       with the then existing equity shares in the
       Company in all respects, including in respect
       of dividend; and authorize the Board and on
       behalf of the Company, for the purpose of giving
       effect to the foregoing and without being required
       to seek any further consent or approval of
       the Members or otherwise to the end and intent
       that they shall be deemed to have given their
       approval thereto expressly by the authority
       of this resolution: a) to dispose of, from
       time to time, such of the securities as are
       not subscribed, in such manner, as the Board
       may deem fit in its absolute discretion; b)
       to settle any questions or doubts that may
       arise in regard to the QIB Issue; c) to do
       all such acts, deeds, matters and things as
       the Board may at its discretion deem necessary
       or desirable for such purpose; and d) to delegate
       from time to time, all or any of the powers
       conferred herein upon the Board to any Committee
       of the Board or the Chairman & Managing Director
       or any other officer or officers of the Company




--------------------------------------------------------------------------------------------------------------------------
 MAX INDIA                                                                                   Agenda Number:  702081388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5903C145
    Meeting Type:  OTH
    Meeting Date:  08-Sep-2009
          Ticker:
            ISIN:  INE180A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the first proviso to Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956, to provide Corporate
       Guarantees and/or securities up to an amount
       not exceeding INR 500,00,00,000 on behalf of
       one of its subsidiary companies, viz., Max
       Healthcare Institute Limited, in one or more
       tranches, in addition to investments made,
       loans granted and guarantees/securities provided
       earlier by the Company, notwithstanding that
       the proposed corporate guarantees together
       with the Company's existing investments, loans
       granted and guarantees/securities provided
       may exceed the limits specified under Section
       372A of the Companies Act, 1956; and authorize
       the Board of Directors of the Company to provide
       guarantees/securities at appropriate times,
       in one or more tranches and to do all such
       deeds, acts and things in this regard

S.2    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the first proviso to Section 372A
       and other applicable provisions, if any, of
       the Companies Act, 1956, to invest in the securities
       of Max Healthcare Institute Limited or provide
       loans for aggregate amount not exceeding INR
       150,00,00,000 to Max Healthcare Institute Limited,
       in one or more tranches, in addition to investments
       made, loans granted and guarantees/securities
       provided earlier by the Company, notwithstanding
       that the proposed investments/loans together
       with the Company's existing investments, loans
       granted and guarantees/securities provided
       may exceed the limits specified under Section
       372A of the Companies Act, 1956; and authorize
       the Board of Directors of the Company to make
       investments/grant loans at appropriate times,
       in one or more tranches, in cash or in kind
       and to do all such deeds, acts and things in
       this regard

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 MAX INDIA                                                                                   Agenda Number:  702086237
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5903C145
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2009
          Ticker:
            ISIN:  INE180A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the Directors' report, the              Mgmt          For                            For
       Auditors' report, audited profit and loss account
       for the YE 31 MAR 2009 and the balance sheet
       as at that date

2.     Re-elect Mr. N. Rangachary as a Director, who             Mgmt          For                            For
       retires by rotation

3.     Re-elect Mr. Piyush Mankad as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-elect Mr. Anuroop Singh as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-elect Mr. N.C. Singhal as a Director, who              Mgmt          For                            For
       retires by rotation

6.     Appoint Messrs Price Waterhouse, Chartered Accountants,   Mgmt          For                            For
       as the Statutory Auditors of the Company for
       the period commencing from the conclusion of
       this meeting till the conclusion of the next
       AGM and approve to fix their remuneration

7.     Appoint Mr. S.K. Bijlani as a Director of the             Mgmt          For                            For
       Company

8.     Appoint Mr. Aman Mehta as a Director of the               Mgmt          For                            For
       Company

S.9    Approve: in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310 and other applicable
       provisions of the Companies Act, 1956 [the
       Act] or any statutory modification or re-enactment
       thereof and subject to the approval of Central
       Government, the payment of remuneration to
       Mr. Analjit Singh, Chairman & Managing Director
       of the Company for the balance period of his
       present tenure, i.e., 01 APR 2009 to 29 OCT
       2010, as specified; if in any financial year,
       during the term of office of Mr. Analjit Singh
       as Chairman & Managing Director, the Company
       has in-adequate profits as computed under the
       applicable provisions of the Act, shall be
       entitled to receive the aforementioned remuneration
       as the minimum remuneration as provided under
       the Act; that, if in any FY, during the term
       of office of Mr. Analjit Singh as Chairman
       & Managing Director, the Company has in-adequate
       profits as computed under the applicable provisions
       of the Act, he shall be entitled to receive
       the aforementioned remuneration as the minimum
       remuneration as provided under the Act; and
       if in any FY, during the term of office of
       Mr. Analjit Singh as Chairman & Managing Director,
       the Company has adequate profits as computed
       under the applicable provisions of the act,
       notwithstanding the above, Mr. Analjit Singh
       shall be entitled to receive the remuneration
       in accordance with provisions of Section 198,
       309, 349 and 350 of the Act; and to authorize
       the Board of Directors of the Company and/or
       its Committee thereof, to regulate the payment
       of remuneration to Mr. Analjit Singh, Chairman
       & Managing Director within the aforesaid limits,
       from time to time

10.    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       Section 293(1)(e) and other applicable provisions
       of the Companies Act, 1956 [the Act], to make
       contribution of amount not exceeding INR 17,00,00,000,
       in tranches, to Indian School of Business and
       to take such steps as may be deemed expedient
       in this regard; and in addition to the above,
       pursuant to Section 293(1)(e) of the Act to
       contribute and/or subscribe, in any FY, from
       time to time, to any body, institute, society,
       person, Trust or Fund for any charitable or
       other purposes not directly related to the
       business of the Company or for the welfare
       of its employees up to a total amount of INR
       2,00,00,000 or 5% of the average net profits
       as determined in accordance with the provisions
       of Section 349 and 350 of the Act, during the
       3 FYs immediately preceding, whichever is greater

S.11   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to first proviso to Section 372A and
       other applicable provisions, if any, of the
       Companies Act, 1956 [the Act], to invest up
       to an amount of INR 1,000,00,00,000, in the
       equity share capital of Max New York Life Insurance
       Company Limited in one or more tranches, in
       addition to the approvals already accorded
       by the shareholders of the Company, notwithstanding
       that such investment together with the Company's
       existing investment, loans granted and guarantees/securities provided may exceed the limits specified under
       Section 372A of the Act; and to make the said
       investment(s) at appropriate times, in one
       or more tranches, in cash or in kind and to
       do all such deeds, acts, and things arising
       out of and/or in relation with such investments

S.12   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in partial modification of Special Resolution
       passed by the Shareholders of the Company at
       the 20th AGM held on 16 SEP 2008 and pursuant
       to first proviso to Section 372A and other
       applicable provisions, if any, of the Companies
       Act, 1956 [the Act], to invest up to 74% of
       the equity share capital of Max Bupa Health
       Insurance Company Limited, a 74:26 Joint Venture
       between the Company and Bupa Finance Plc, UK,
       for an aggregate amount not exceeding INR 100,00,00,000
       in one or more tranches, notwithstanding that
       such investment together with the Company's
       existing investment, loans granted and guarantees/securities provided may exceed the limits specified under
       Section 372A of the Act; and to make the said
       investment(s) at appropriate times, in one
       or more tranches, in cash or in kind and to
       do all such deeds, acts, and things arising
       out of and/or in relation with such investments

S.13   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to first proviso to Section 372A and
       other applicable provisions, if any, of the
       Companies Act, 1956, to provide Corporate Guarantees/Securities up to an amount of INR 500,00,00,000, on behalf
       of one of its subsidiary Companies, viz., Max
       Healthcare Institute Limited, in one or more
       tranches, in addition to loans granted and
       guarantees/securities provided earlier by the
       Company, notwithstanding that the proposed
       corporate guarantees together with the Company's
       existing investment, loans granted guarantees/securities
       provided may exceed the limits specified under
       Section 372A of the Companies Act, 1956; and
       to provide guarantees/securities at appropriate
       times, in one or more tranches and to do all
       such deeds, acts and things in this regard

S.14   Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to first proviso to Section 372A and
       other applicable provisions, if any, of the
       Companies Act, 1956, to invest in the Securities
       of Max Healthcare Institute Limited to provide
       loans for an aggregate amount not exceeding
       INR 150,00,00,000 to Max Healthcare Institute
       Limited, in one or more tranches, in addition
       to investment made, loans granted and guarantees/securities provided earlier by the Company, notwithstanding
       that the proposed investment made, loans granted
       and guarantees/securities provided earlier
       by the Company, notwithstanding that the proposed
       investments/loans together with the Company's
       existing investments, loans granted guarantees/securities
       provided may exceed the limits specified under
       Section 372A of the Companies Act, 1956 and
       to make investments/grant loans at appropriate
       times, in one or more tranches, in cash or
       in kind and to do all such deeds, acts and
       things in this regard




--------------------------------------------------------------------------------------------------------------------------
 MAX INDIA                                                                                   Agenda Number:  702188649
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5903C145
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  INE180A01020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors, pursuant to             Mgmt          For                            For
       the provisions of Section 81 1A  and other
       applicable provisions if any, of the Companies
       Act, 1956           including any statutory
       modification or re-enactment thereof for the
       time     being in force  and in accordance
       with the provisions of the Articles of
       Association of the Company, the listing Agreement
       entered into between the    Company and various
       stock exchanges, the guidelines and clarifications
       issued by the Reserve Bank of India  RBI ,
       the Securities and Exchange Board of      India
       SEBI  and any other statutory/regulatory authorities
       and subject to    all such other approvals,
       permissions, consents and sanctions of any
       authorities as may be necessary, including
       the approval of the Foreign        Investment
       Promotion Board  FIPB , contd..

-      contd.. if necessary and subject to such conditions       Non-Voting    No vote
       and modifications as may  be prescribed or
       imposed by any of them while granting such
       approvals,        permissions, consents and
       sanctions and which may be agreed to by the
       Board   of Directors of the Company  hereinafter
       referred to as the Board, which term shall
       also include any committee thereof , to issue
       on preferential basis     such number of 12%
       fully and compulsorily convertible debentures
       FCDs  of    face value of INR 867 each being
       compulsorily convertible in to equity shares
       of the Company on or before 15 months from
       the date of allotment of the FCDs  and aggregating
       to an issue proce of a rupee equivalent of
       approximately USD  115 million to Xenok Limited,
       a wholly owned subsidiary of GS Capital
       Partners VI Fund, contd..

-      contd.. L.P. and certain in affiliated funds              Non-Voting    No vote
       and/or their affiliates  the     Investor
       on such terms and conditions and in such manner
       as the Board may    think fit;  i  each FCD
       shall be compulsorily convertible into four
       equity    shares of INR 2 each at a premium
       of INR 214.75 per equity share;  ii  the
       FCDs shall be convertible into equity shares
       of INR 2 each on or before 15    months from
       the date of their allotment;  iii  the Lock-in
       on shares acquired by conversion of the FCDs
       shall be reduced to the extent the FCDs have
       already been locked-in;  iv  the equity
       shares to be issued and allotted on   conversion
       of FCDs shall rank pari passu with the then
       existing issued and    subscribed equity shares
       of the Company in all, contd..

-      contd.. respects including as to dividend;                Non-Voting    No vote
       v  the number of equity shares    that each
       FCD converts into and the price per equity
       share upon conversion of each FCD shall be
       appropriately adjusted for corporate actions
       such as bonus  issue, rights issue, stock split,
       merger, demerger, transfer of undertaking,
       sale of a business division or any such capital
       or corporate restructuring;   vi  the relevant
       date for the preferential issue, as per the
       SEBI  Issue of   Capital and Disclosure Requirements
       Regulations, 2009  SEBI Regulations,     2009
       , as amended upto date, for the determination
       of the applicable price    for the issue of
       the abovementioned FCDs, is 23 DEC 2009; for
       the purpose of  giving effect to this Resolution,
       to do all such acts, deeds, matters and
       things and resolve any, contd..

-      contd.. doubts or questions that may arise in             Non-Voting    No vote
       the issue and allotment of      fresh equity
       shares, to effect any modification to the foregoing
       including   any modification to the terms
       of the issue  in the best interests of the
       Company and its shareholders and to execute
       all such writings and instrument  as the Board
       may in its absolute discretion deem necessary
       or desirable; to   delegate all or any of the
       powers to any Committee of Directors of the
       Company to give effect to the aforesaid
       resolution

S.2    Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Section 81 1A  and other   applicable provisions
       if any, of the Companies Act, 1956  including
       any       statutory modification or re-enactment
       thereof for the time being in force    and
       in accordance with the provisions of the Articles
       of Association of the   Company, the Listing
       Agreement entered into between the Company
       and various   stock exchanges, the guidelines
       and clarifications issued by the Reserve Bank
       of India  RBI , the Securities and Exchange
       Board of India  SEBI  and any     other statutory/regulatory
       authorities and subject to all such other
       approvals, permissions, consents and
       sanctions of any authorities as may be   necessary
       and subject to such conditions and modifications
       as may be          prescribed or imposed by
       any of them while contd..

-      contd.. granting such approvals, permissions,             Non-Voting    No vote
       consents and sanctions and      which may be
       agreed to by the Board of Directors of the
       Company  hereinafter  referred to as the Board,
       which term shall also include any Committee
       thereof , to offer, issue and allot up to 2,000,000
       warrants of the value of INR 867  per warrant
       with each warrant entitling the holder thereof
       to subscribe to   four equity shares of INR
       2 each in the Capital of the Company at a premium
       of INR 214.75 per equity share  aggregating
       to an issue price of INR 1734     million to
       Mr. Analjit Singh, the Promoter of the Company
       hereinafter        referred in as the Warrant-holder
       in such manner and upon such terms and
       conditions are hereinafter contained:  i
       in consideration of the Warrants    being offered
       to the Warrant-holder, the offeree shall deposit
       with the       Company a sum of INR 433.50
       per warrant offered to them  being an amount
       representing 50% of the consideration
       for the issue, c

-      contd.. of shares arising upon conversion of              Non-Voting    No vote
       the Warrants , which amount      shall be adjusted
       against the issue price at the time of allotment
       of the     equity shares, the deposit shall
       not bear any interest and the Warrant holder
       shall forfeit such deposit in the event the
       offeree does not exercise his     right to
       convert the Warrant into equity shares;  ii
       the holder of each      Warrant shall be entitled
       to apply for and obtain at his sole discretion
       four equity shares of INR 2/ - each at a premium
       of INR 214.75 per equity share    which option
       shall be exercised by the holder in one or
       more tranches on a    date or dates after the
       date of issue of Warrants and ending on the
       expiry of 18 months of such issue in terms
       of the applicable SEBI  Issue of Capital and
       contd..

-      contd.. Disclosure Requirements  Regulations,             Non-Voting    No vote
       2009  SEBI Regulations, 2009 ;  iii  the Warrant-holder
       is entitled to exercise the Warrants in full
       or in    part or may decline to exercise the
       option to convert the Warrants in which   case
       Warrants shall be deemed to have lapsed at
       the end of their term;  iv    the number of
       equity shares that each Warrant converts into
       and the price per equity share upon conversion
       of each Warrant shall be appropriately adjusted
       for corporate actions such as bonus issue,
       rights issue, stock split, merger, demerger,
       transfer of undertaking, sale of a business
       division or any such    capital or corporate
       restructuring;  v  the new equity shares issued
       on       conversion of the Warrants shall be
       subject to the Memorandum and contd..

-      contd.. Articles of Association of the Company            Non-Voting    No vote
       and shall rank pari passu in   all respects
       with the then existing issued and subscribed
       equity shares of    the Company including as
       to dividend;  vi  the Relevant Date for the
       preferential issue, as per SEBI Regulations,
       2009, as amended up to date, for the determination
       of applicable price for the issue of the above
       mentioned    Warrants is 23 DEC 2009; for the
       purpose of giving effect to this resolution,
       to do all such acts; deeds, matters and things
       and resolve any doubts or      questions that
       may arise in the issue and allotment of Warrants/fresh
       Equity  Shares, to effect any modification
       to the foregoing  including any
       modification to terms of the issue  in the
       best interests of the Company and  its, contd..

-      contd.. shareholders and to execute all such              Non-Voting    No vote
       writings and instrument as the   Board may
       in its absolute discretion deem necessary or
       desirable; to delegate all or any of the powers
       to any Committee of Directors of the Company
       to give effect to the aforesaid resolution

S.3    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to first provision  to Section 372
       A and other applicable provisions, if any,
       of the Companies    Act, 1956  the Act , to
       invest up to an amount of INR 200,00,00,000,
       in the   equity share capital of Max Bupa Health
       Insurance Company Limited  MBHI  in   one or
       more tranches, in addition to the approvals
       already accorded by the    shareholders of
       the Company for investment in MBHI, notwithstanding
       that such investment together with the Company's
       existing investments, loans granted    and
       guarantees/securities provided may exceed the
       limits specified under      Section 372A of
       the Act; to make, contd..

-      contd.. the said investment s  at a appropriate           Non-Voting    No vote
       times, in one or more         tranches, in
       cash or in kind and to do all such deeds, acts
       and things        arising out of and/or in
       relation with such investments

S.4    Appoint Ms. Tara Singh, daughter of Mr. Analjit           Mgmt          For                            For
       Singh, Chairman & Managing

5      Approve, pursuant to Section 258 and 259 of               Mgmt          For                            For
       the Companies Act, 1956 and       subject to
       the approvals of the Central Government, the
       number of Directors   of the Company be increased
       from twelve to fifteen




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702233521
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  AGM
    Meeting Date:  24-Feb-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 655043 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 OCT 2009 and the profit and loss account
       for the period ended on that date and the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Dr. Jose de la Torre as a Director,            Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. Andreas W. Mattes as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. S.R. Batliboi & Co., Chartered               Mgmt          For                            For
       Accountants as the Statutory Auditors of the
       Company, who retire at the conclusion of this
       AGM, till the conclusion of the next AGM at
       a remuneration to be fixed by the Board of
       Directors and billed progressively

       PLEASE NOTE THAT RESOLUTIONS 6-10 ARE SHAREHOLDER         Non-Voting    No vote
       PROPOSALS, HOWEVER MANAGEMENT RECOMMENDS A
       VOTE IN FAVOR OF THESE PROPOSALS. THANK YOU.

6.     Appoint Mr. Craig Wilson as a Director of the             Shr           For                            For
       Company, whose period of office shall be liable
       for retirement by rotation

7.     Appoint Mr. Prakash Jothee as a Director of               Shr           For                            For
       the Company, whose period of office shall be
       liable for retirement by rotation

8.     Appoint Dr. Friedrich Froeschl as a Director              Shr           For                            For
       of the Company, whose period of office shall
       be liable for retirement by rotation

9.     Appoint Mr. K.M. Suresh as a Director of the              Shr           For                            For
       Company, whose period of office shall be liable
       for retirement by rotation

10.    Appoint Mr. Balu Ganesh Ayyar as a Director               Shr           For                            For
       of the Company, whose period of office shall
       be liable for retirement by rotation

11.    Approve, in accordance with the provisions of             Mgmt          For                            For
       Sections 198, 269, 309, 310, 311 and other
       applicable provisions, if any, read with Schedule
       XIII of the Companies Act, 1956, including
       any statutory modification(s) or re-enactment(s)
       thereof, for the time being in force, and subject
       to the approval of the Central Government,
       the appointment of Mr. Balu Ganesh Ayyar as
       the Chief Executive Officer and Whole time
       Director for a period of 3 years with effect
       from 29 JAN 2009 with the specified terms and
       conditions; and authorize the Board of Directors
       of the Company, for the purpose of giving effect
       to this resolution, to do all such acts, deeds
       and things as are incidental thereto or as
       may be deemed necessary or desirable or to
       settle any question or difficulty that may
       arise in such manner as it may deem fit without
       further reference to the Company in general
       meeting

S.12   Approve, pursuant to Clause 49 of the Listing             Mgmt          For                            For
       Agreement with Stock Exchanges and subject
       to the resolution passed by the shareholders
       dated 14 SEP 2007, the payment of remuneration
       by way of commission of USD 45,000 per annum
       to Dr. Friedrich Froeschl, Director of the
       Company with effect from 01 APR 2009




--------------------------------------------------------------------------------------------------------------------------
 MPHASIS LTD                                                                                 Agenda Number:  702302352
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6144V108
    Meeting Type:  CRT
    Meeting Date:  07-Apr-2010
          Ticker:
            ISIN:  INE356A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve with or without modifications(s), the             Mgmt          No vote
       scheme of amalgamation proposed for merger
       of the Company known as Mphasis FinSolutions
       Private Limited, the  transferor Company with
       Mphasis Limited, the applicant/transferee Company




--------------------------------------------------------------------------------------------------------------------------
 MUNDRA PORT AND SPECIAL ECONOMIC ZONE LTD, AHMEDABAD                                        Agenda Number:  702069229
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y61448109
    Meeting Type:  AGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  INE742F01034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2009 and the profit and
       loss account for the YE on that date and the
       reports of the Directors and the Auditors thereon

2.     Declare the payment of interim dividend on preference     Mgmt          For                            For
       shares and equity shares for the year 2008-09

3.     Declare a final dividend on equity shares                 Mgmt          For                            For

4.     Re-appoint Mr. Rajesh S. Adani as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. Ameet H. Desai as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Arun Duggal as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this AGM until the conclusion
       of the next AGM of the Company and approve
       to fix their remuneration

8.     Appoint Mr. Atanu Chakraborty, IAS as a Director          Mgmt          For                            For
       of the Company, who retires by rotation

9.     Appoint Dr. Malay Mahadevia as a Director of              Mgmt          For                            For
       the Company, who retires by rotation

10.    Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       198, 269, 309 and 310 read with Schedule XIII
       and other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, Dr. Malay Mahadevia
       as a Whole Time Director of the Company for
       a period of 5 years with effect from 20 MAY
       2009 on the terms and conditions including
       expressly the remuneration payable to him as
       Whole Time Director of the Company as specified;
       authorize the Board of Directors to increase,
       alter and or vary the terms and conditions
       and/or remuneration and perquisites including
       the monetary value thereof, subject to the
       limits as prescribed under Section II of Part
       II of Schedule XIII of the Companies Act, 1956
       and as may be permitted or, authorized in accordance
       with the provisions under the Companies Act,
       1956, or any statutory modification(s) or re-enactment
       thereof; approve, notwithstanding anything
       contained to the contrary in the Companies
       Act, 1956 wherein any FY Company has no profits
       or inadequate profit Dr. Malay Mahadevia will
       be paid minimum remuneration within the ceiling
       limit prescribed under Section II of Part II
       of Schedule XIII of the Companies Act, 1956
       or any modification or re-enactment thereof;
       authorize the Board to do all such acts, deeds
       as the Board may, in its absolute discretion,
       consider necessary, expedient or desirable
       including power, to sub-delegate, in order
       to give effect to this resolution or as otherwise
       considered by the Board to be in the best interest
       of the Company, as it may deem fit

11.    Authorize the Board of Directors, in supercession         Mgmt          For                            For
       of the earlier resolution passed at the EGM
       dated 31 JAN 2007 and pursuant to Section 293(1)(d)
       and other applicable provisions, if any, of
       the Companies Act, 1956 [including any statutory
       modifications thereof] and subject to any other
       approval, if required, to borrow by way of
       loan/debentures [whether secured or unsecured]/bonds/
       deposits/fund based/non fund based limits/guarantee
       for the purpose of the business of the Company
       any sum or sums of money either in Indian or
       Foreign Currency from time to time from any
       Bank(s) or any Financial Institution(s) or
       any other Institution(s), firm(s), bodies corporate(s)
       or other person(s) or from any other source
       in India or outside India whomsoever in addition
       to the temporary loans obtained from the Company's
       Banker(s) in the ordinary course of business
       provided that the sum or sums so borrowed under
       this resolution and remaining outstanding at
       any time shall not exceed in aggregate INR
       7500 crores; authorize the Board of Directors
       of the Company including any committee thereof,
       to do all such acts, deeds, as the Board may,
       in its absolute discretion, consider necessary,
       expedient or desirable inducing power to sub-delegate,
       in order to give effect to this Resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company, as
       it may deem fit

S.12   Authorize the Board of Directors, in supercession         Mgmt          For                            For
       of the resolution passed at the AGM held on
       26 SEP 2008 and pursuant to Section 293(1)
       (e) and other applicable provisions, it any,
       of the Companies Act, 1956, [including any
       statutory modification(s) or re-enactment thereof,
       for the time being in force], to contribute
       to charitable and other funds not directly
       relating to the business of the Company or
       the welfare of its employees, any amount the
       aggregate of which in any FY does not exceed
       INR 75 crores or 5% of the Company's average
       net profits computed as determined in accordance
       with the provisions of Sections 349 & 350 of
       the Companies Act, 1956, during the 3 financial
       years immediately preceding, whichever is greater;
       authorize the Board of Directors to do all
       such acts, deeds, as the Board may, in its
       absolute discretion, consider necessary, expedient
       or desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company as it
       may deem fit

13.    Authorize the Board of Directors, in partial              Mgmt          For                            For
       modification of the resolution passed at the
       AGM held on 26 SEP 2008 and pursuant to Section
       61 and other applicable provisions, if any,
       of the Companies Act, 1956, [including any
       statutory modification(s) or re-enactment thereof,
       for the time being in force], to amend the
       utilization of the proceeds, arising out of
       the issue of equity shares allotted pursuant
       to the Prospectus dated 14 NOV 2007 [the "Prospectus"]
       filed by the Company with the Registrar of
       Companies, Gujarat, Dadra and Nagar Haveli
       as specified; the Board of Directors will have
       the flexibility in deploying the Net Proceeds
       received by the Company from the issue and
       to determine the particular composition and
       schedule of deployment of the investment based
       on the progress of the development of the Projects;
       authorize the Board or Committee of the Board
       to invest the funds, pending utilization for
       the purpose as described in the prospectus,
       in principal protected fund, derivative linked
       debt instrument, other fixed and variable instrument,
       index based debt instrument, rated and unrated
       debenture and bonds and any other interest
       bearing instruments over and above instruments
       as stated in the Prospectus including deleting,
       adding, amending or in any way varying the
       terms of any object(s) specified in the Prospectus
       and to do all such acts, deeds, as the Board
       may, in its absolute discretion, consider necessary,
       expedient or desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest or the Company, as
       it may deem fit

14.    Approve, in partial modification of the resolution        Mgmt          For                            For
       passed at the AGM held on 26 SEP 2008 and pursuant
       to the provisions of Section 198, 269, 309
       and 310 read with Schedule XIII and other applicable
       provisions, if any, of the Companies Act, 1956
       or any statutory modification(s) or re-enactment
       thereof, the variation in the specified terms
       and conditions of remuneration paid to Shri
       Ameet H. Desai, Executive Director of the Company;
       all other terms and conditions of remuneration
       as approved by the Members in their meeting
       held on 26 SEP 2008 will remain unchanged;
       authorize the Board of Directors of the Company
       including any committee thereof to do all such
       acts, deeds, as the Board may, in its absolute
       discretion, consider necessary, expedient or
       desirable including power to sub-delegate,
       in order to give effect to this resolution
       or as otherwise considered by the Board to
       be in the best interest of the Company, as
       it may deem fit




--------------------------------------------------------------------------------------------------------------------------
 NAGARJUNA CONSTR CO LTD                                                                     Agenda Number:  702045508
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6198W135
    Meeting Type:  AGM
    Meeting Date:  30-Jul-2009
          Ticker:
            ISIN:  INE868B01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit & loss account
       for the YE on that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Sri R.V. Shastri as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Sri J.V. Ranga Raju as a Director,             Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Sri N.R. Alluri as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Re-appoint Messrs. M. Bhaskara Rao & Co., Chartered       Mgmt          For                            For
       Accountants and Messrs. Deloitte Haskins and
       Sells, Chartered Accountants, the retiring
       Joint Statutory Auditors of the Company, as
       the Joint Statutory Auditors of the Company
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM at
       such remuneration as may be determined by the
       Board of Directors of the Company

7.     Appoint Sri A.J. Jaganathan as a Director of              Mgmt          For                            For
       the Company liable to retire by rotation

S.8    Re-appoint, in pursuance of the provisions of             Mgmt          For                            For
       Section 198, 269, 309, 310, 311, 314 and other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification(s)
       or re-enactment thereof, for the time being
       in force], read with Schedule XIII to the Act
       and subject to such other approvals, consents
       as may be required, Sri A.S.N. Raju as a Wholetime
       Director of the Company for a period of 5 years
       with effect from 01 MAY 2009, on the terms
       & conditions of remuneration as specified to
       the notice convening the meeting with liberty
       to the Board of Directors [hereinafter referred
       to as "the Board" which term shall be deemed
       to include the HR & Compensation Committee
       constituted by the Board] to alter and vary
       the terms & conditions of the said appointment
       and/or the remuneration, subject to the same
       not exceeding the limits specified in Schedule
       XIII to the Companies Act, 1956, including
       any statutory modification or re-enactment
       thereof for the time being in force or as may
       hereafter be made by the Central Government
       in that behalf from time to time, or any amendments
       thereto; approve that in pursuance of the provisions
       of Section 198(4) and other applicable provisions,
       if any, of the Companies Act 1956, Sri A.S.N.
       Raju Wholetime Director, may be paid the above
       mentioned remuneration as minimum remuneration
       in the event of absence or inadequacy of profits
       in any FY during his term of office as Wholetime
       Director, in accordance with the provisions
       of Schedule XIII to the Companies Act 1956;
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

S.9    Re-appoint, in pursuance of the provisions of             Mgmt          For                            For
       Section 198, 269, 309, 310, 311, 314 and other
       applicable provisions, if any, of the Companies
       Act, 1956 [including any statutory modification(s)
       or re-enactment thereof, for the time being
       in force], read with Schedule XIII to the Act
       and subject to such other approvals, consents
       as may be required, Sri R.N. Raju as a Wholetime
       Director of the Company for a period of 5 years
       with effect from 01 MAY 2009, on the terms
       & conditions of remuneration as specified to
       the notice convening the meeting with liberty
       to the Board of Directors [hereinafter referred
       to as "the Board" which term shall be deemed
       to include the HR & Compensation Committee
       constituted by the Board] to alter and vary
       the terms & conditions of the said appointment
       and/or the remuneration, subject to the same
       not exceeding the limits specified in Schedule
       XIII to the Companies Act, 1956, including
       any statutory modification or re-enactment
       thereof for the time being in force or as may
       hereafter be made by the Central Government
       in that behalf from time to time, or any amendments
       thereto; approve that in pursuance of the provisions
       of Section 198(4) and other applicable provisions,
       if any, of the Companies Act 1956, Sri R.N.
       Raju Wholetime Director, may be paid the above
       mentioned remuneration as minimum remuneration
       in the event of absence or inadequacy of profits
       in any FY during his term of office as Wholetime
       Director, in accordance with the provisions
       of Schedule XIII to the Companies Act 1956;
       authorize the Board to take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

S.10   Authorize the Board, pursuant to Section 81(1A)           Mgmt          Against                        Against
       and other applicable provisions if any of the
       Companies Act 1956, [including any statutory
       modifications or re-enactment thereof, for
       the time being in force] and enabling provisions
       of the Articles of Association of the Company,
       the Listing Agreements entered into with the
       Stock Exchanges and subject to the provisions
       of Chapter XIII-A of the SEBI [Disclosure and
       Investor Protection] Guidelines, 2000, as amended
       ["SEBI DIP Guidelines"], the provisions of
       the Foreign Exchange Management Act, 1999 and
       the Foreign Exchange Management [Transfer or
       issue of security by a Person Resident Outside
       India] Regulations 2000, as amended, applicable
       rules, regulations, guidelines or laws and/or
       any approval, consent, permission or sanction
       of the Central Government, Reserve Bank of
       India and any other appropriate authority(s),
       institution(s) or body(s) [hereinafter collectively
       referred to as the "appropriate authorities"],
       and subject to such conditions as may be prescribed
       by any 1 of them while granting any such approval,
       consent permission, and/or sanction [hereinafter
       referred to as the requisite approvals], which
       may be agreed to by the Board of Directors
       of the Company [hereinafter called the "Board"
       which term shall be deemed to include the Executive
       Committee of the Board of Directors of the
       Company or any Committee which the Board may
       have constituted or hereinafter constitute
       to exercise its powers including the power
       conferred by this resolution], to issue, offer
       and allot equity shares/fully convertible debentures/partly convertible debentures/ non convertible debentures
       with warrants/any other securities [other than
       warrants], which are convertible into or exchangeable
       with equity shares on such date as may be determined
       by the Board but not later than 60 months from
       the date of allotment [collectively referred
       to as "QIP Securities/Securities"], to the
       Qualified Institutional Buyers [QIBs] as per
       the SEBI DIP Guidelines, on the basis of placement
       document(s), at such time or times in 1 or
       more tranche or tranches, at par or at such
       price or prices, and on such terms and in such
       conditions and in such manner as the Board
       may, in its absolute discretion determine,
       in consultation with the Lead Managers, Advisors
       or other intermediaries, subject however to
       the condition that amount so raised by the
       issue of QIP Securities shall not exceed in
       the aggregate a sum of INR 550 crores including
       a greenshoe option of INR 50 crores to QIBs
       as per the pricing formula stipulated under
       the said SEBI DIP Guidelines; approve that
       the relevant date for the determination of
       the applicable price for the issue of the QIP
       Securities shall be the date of the meeting
       in which the Board of the Company or the Committee
       of Directors duly authorized by the Board of
       the Company decides to open the proposed issue
       or the date on which the holder of the Securities
       which are convertible into or exchangeable
       with equity shares at a later date becomes
       entitled to apply for the said shares, as the
       case may be ["Relevant Date"]; authorize the
       Board to issue and allot such number of equity
       shares as may be required to be issued and
       allotted upon conversion of any securities
       referred to in this resolution or as may be
       necessary in accordance with the terms of the
       offering, all such shares being pari passu
       with the then existing shares of the Company
       in all respects, as may be provided under the
       terms of the issue and in the offering document;
       such of these securities to be issued as are
       not subscribed may be disposed of by the Board
       to such persons and in such manner and on such
       terms as the Board in its absolute discretion
       thinks fits in accordance with the provisions
       of the SEBI [DIP] Guidelines; approve that
       the issue to the holders of the Securities
       with equity shares underlying such securities
       shall be inter alia, subject to suitable adjustment
       in the number of shares, the price and the
       time period, etc. in the event of any change
       in the equity capital structure of the Company
       consequent upon any merger, amalgamation, takeover
       or any other re-organization or restructuring
       in the Company; authorize the Board to approve
       execution of all such agreements/documents/entering
       into arrangements with the Lead Managers/ Underwriters/
       Guarantors/ Depository (ies)/Custodians/Advisors
       and other such agencies as may be involved
       or concerned in such offerings of Securities
       and to remunerate all such agencies including
       by way of payment of commission, brokerage,
       fees, expenses incurred in relation to the
       issue of securities and other expenses, if
       any or the like and also to seek listing of
       such securities on 1 or more national and/or
       International Stock Exchanges; authorize the
       Board, for the purpose aforesaid, to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of securities and utilization of
       the issue proceeds including but without limitation
       to the creation of such mortgage/charge under
       Section 293(1)(a) of the said Act in respect
       of the aforesaid securities either on pari
       passu basis or otherwise or in borrowing of
       loans as it may in its absolute discretion
       deem fit without being required to seek any
       further consent or approval of the Members
       or otherwise to the end and intent that the
       Members or otherwise to the end and intent
       that the Members shall be deemed to have given
       their approval thereto expressly by the authority
       of this resolution; authorize the Board to
       delegate all or any of the powers herein conferred
       to the Executive Committee of the Board of
       Directors of the Company or any Committee of
       Directors of the Company to give effect to
       the aforesaid resolution




--------------------------------------------------------------------------------------------------------------------------
 OIL & NATURAL GAS CORPORATION LTD                                                           Agenda Number:  702083419
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y64606117
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2009
          Ticker:
            ISIN:  INE213A01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit & loss account
       for the YE on 31 MAR 2009 together with the
       reports of the Board of Directors and the Auditors'
       thereon and comments of the Comptroller & Auditor
       General of India in terms of Section 619 of
       the Companies Act, 1956

2.     Approve to confirm the payment of interim dividend        Mgmt          For                            For
       and declare a final dividend on equity shares,
       for the year 2008-2009

3.     Re-appoint Dr. A.K. Balyan as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri U.N. Bose as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Appoint Shri S.S. Rajsekar as a Director of               Mgmt          For                            For
       the Company, who is liable to retire by rotation

6.     Appoint Shri S. Balachandran as a Director of             Mgmt          For                            For
       the Company, who is liable to retire by rotation

7.     Appoint Shri Santosh Nautiyal as a Director               Mgmt          For                            For
       of the Company, who is liable to retire by
       rotation

8.     Appoint Smt. L.M. Vas, Addl. Secy, DEA, MoF               Mgmt          For                            For
       as a Director of the Company, who is liable
       to retire by rotation

9.     Appoint Shri Sudhir Vasudeva as a Director of             Mgmt          For                            For
       the Company, who is liable to retire by rotation

10.    Appoint Ms. Anita Das as a Director of the Company,       Mgmt          For                            For
       who is liable to retire by rotation




--------------------------------------------------------------------------------------------------------------------------
 POWER FINANCE CORPORATION LTD, NEW DELHI                                                    Agenda Number:  702083445
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7082R109
    Meeting Type:  AGM
    Meeting Date:  23-Sep-2009
          Ticker:
            ISIN:  INE134E01011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009 and profit and loss account
       for the FYE on that date along with report
       of the Board of Directors and Auditors thereon

2.     Approve to confirm interim dividend and declare           Mgmt          For                            For
       a final dividend for the year 2008-2009

3.     Re-appoint Shri M.K. Goel as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Approve to fix the remuneration of the Auditors           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUNJ LLOYD LTD, GURGAON                                                                     Agenda Number:  702044506
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y71549110
    Meeting Type:  AGM
    Meeting Date:  28-Jul-2009
          Ticker:
            ISIN:  INE701B01021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited Balance Sheet               Mgmt          For                            For
       as at 31 MAR 2009 and the profit & loss Account
       for the FYE as on that date along with Auditors'
       and Directors' report thereon

2.     Declare the dividend                                      Mgmt          For                            For

3.     Re-appoint Mr. Pawan Kumar Gupta as a Director,           Mgmt          For                            For
       who retires by rotation

4.     Appoint Mr. Rajan Jetley as a Director, who               Mgmt          For                            For
       retires by rotation

5.     Re-appoint Messrs S.R. Batliboi & Co., Chartered          Mgmt          For                            For
       Accountants, as the Statutory Auditors of the
       Company to hold office until the conclusion
       of next AGM at a remuneration to be fixed by
       the Board of Directors or any Committee thereof

6.     Appoint Mr. Phiroz Vandrevala as a Director               Mgmt          For                            For
       of the Company, whose period of office shall
       be liable to determination by retirement of
       Directors by rotation

S.7    Appoint, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 269, 309, 310, 311 and other applicable
       provisions, if any, of the Companies Act, 1956
       read with Schedule XIII, or such other approvals
       as may be required in this regard, Mr. Vimal
       Kishore Kaushik as the Managing Director of
       the Company with effect from 01 NOV 2008 for
       a period of 5 years or attaining the age of
       superannuation whichever is earlier, not liable
       to retire by rotation; and acknowledge that
       Mr. Vimal Kishore Kaushik shall receive a remuneration
       on the specified terms and conditions; and
       authorize Mr. Dinesh Thairani Company Secretary
       of the Company to do all such acts, deeds and
       things as my be necessary to give effect to
       the above Resolution

8.     Approve, pursuant to Section 94 and other applicable      Mgmt          For                            For
       provisions, if any, of the Companies Act, 1956,
       to increase authorized share capital of the
       Company, by adding thereto 10,00,00,000 Equity
       Shares of INR 2 each and to substitute the
       existing Clause V of the Memorandum of Association
       of the Company as specified, and authorize
       Mr. Dinesh Thairani Company Secretary of the
       Company to do all such acts, deeds and things
       as may be necessary to give effect to the above
       resolution

S.9    Authorize the Company, in accordance with Section         Mgmt          Against                        Against
       81(1A) and all other applicable provisions,
       if any, of the Companies Act, 1956 [including
       any statutory modification or reenactment thereof
       for the time being in force], as also provisions
       of Securities and Exchange Board of India [Disclosure
       & Investor Protection] Guidelines, 2000, as
       amended [the "SEBI Guidelines"], the provisions
       of the Foreign Exchange Management Act, 1999,
       as amended, and rules and regulations made
       there under, including the Foreign Exchange
       Management [Transfer and Issue of Securities
       by a Person Resident outside India] Regulation,
       2000, if applicable, any other applicable law
       or laws, rules and regulations [including any
       amendment thereto or re-enactment thereof for
       the time being in force] and enabling provisions
       in the Memorandum and Articles of Association
       of the Company and Listing Agreements, entered
       into by the Company with the Stock Exchanges
       where the shares of the Company are listed
       and subject to the approval of, if applicable
       including but not limited to, Government of
       India, Reserve Bank of India, Securities and
       Exchange Board of India and/or all other authorities,
       institutions or bodies, within or outside India,
       [hereinafter collectively referred to as appropriate
       authorities] and subject to such conditions
       as may be prescribed by any of them, [hereinafter
       referred to as requisite approvals], do create,
       offer, issue and allot in one or more tranch[es],
       in the course of domestic or international
       offerings or qualified institutional placements,
       with or without an over allotment/green issue
       option, in one or more foreign markets or domestic
       markets, to domestic institutions, foreign
       institutions, non-resident Indians, Indian
       Public Companies, Corporate Bodies, Mutual
       Funds, Banks, Insurance Companies, Pension
       Funds, Individuals, qualified Institutional
       Buyers or other persons or entities, whether
       shareholders of the Company or not, through
       a public issue and/or on a private placement
       basis and/or qualified institutional placement
       within the meaning of Chapter XIIIA of the
       SEBI Guidelines and/or preferential issue and/or
       any other kind of public issue and/or private
       placement, with or without an over allotment/green
       shoe option, equity shares, preference shares,
       secured or unsecured debentures, bonds, warrants
       or any other securities whether convertible
       into equity shares or not, including, but not
       limited to, Mandatory Convertible Preference
       Shares [MCPS] and / or Foreign Currency Convertible
       Bonds [FCCBs] and / or Non Convertible Debentures
       [NCDs] with or without attached share warrants
       and / or Partly Convertible Debentures [PCDs]
       and / or Optionally Convertible Debentures
       [OCDs] and / or Fully Convertible Debentures
       [FCDs] and / or Bonds with share warrants attached
       which are convertible into or exchangeable
       with equity shares and/or Global Depositary
       Receipts [GDRs] and / or American Depositary
       Receipts [ADRs] or any other equity related
       instrument of the Company or a combination
       of the foregoing including but not limited
       to a combination of equity shares with Bonds
       and/or any other securities whether convertible
       into equity shares or not as may be permitted
       by law [hereinafter referred to as securities],
       whether secured or unsecured, to be listed
       on any stock exchange inside India or any Foreign/International
       Stock Exchange outside India if required, through
       an offer document and/or prospectus and/or
       offer letter, and/or offering circular, and/or
       on public and/or private or preferential basis,
       whether rupee-denominated or denominated in
       foreign currency, provided that the aggregate
       of the sums so raised, including premium, if
       any, shall not exceed INR 1500,00,00,000; the
       securities to be created, offered, issued and
       allotted shall be subject to the provisions
       of the Memorandum and Articles of Association
       of the Company and the underlying equity shares
       shall rank pari passu in all respect with the
       existing equity shares of the Company; in addition
       to all applicable Indian Laws, the securities
       issued in pursuance of this resolution shall
       also be Governed by all applicable Laws and
       regulations of any jurisdiction outside India
       where they are listed or that may in any other
       manner apply to such securities or provided
       in the terms of their issue; authorize the
       Board or any Committee, on behalf of the Company
       to finalize the pricing, terms and conditions
       relating to the issue of the securities and
       any other matter in connection with, or incidental
       to, the issue of the securities as the Board
       or any Committee thereof, in its absolute discretion,
       deems necessary or desirable, together with
       any amendments or modifications thereto; the
       pricing of the securities and the pricing of
       any equity shares issued upon conversion of
       the securities shall be made subject to and
       in compliance with all applicable laws and
       regulations; authorize the Board or any Committee
       to finalize and approve the preliminary as
       well as the final offer documents for the proposed
       issue of the securities and authorize any Director
       or directors of the Company or any other officer
       or officers of the Company to sign the above
       documents for and behalf of the Company together
       with the authority to amend, vary or modify
       the same as such authorized persons may consider
       necessary, desirable or expedient and for the
       purpose aforesaid to give such declarations,
       affidavits, certificates, consents and/or authorities
       as may, in the opinion of such authorized person,
       be required from time to time; authorize the
       Board or any Committee to appoint, in its absolute
       discretion, managers [including lead managers],
       investment bankers, merchant bankers, underwriters,
       guarantors, financial and/or legal advisors,
       depositories, custodians, principal paying/transfer/
       conversion agents, listing agents, registrars,
       trustees and all other agencies, whether in
       India or abroad, in connection with the proposed
       offering of the securities and to negotiate
       and finalize the terms and conditions [including
       the payment of fees, commission, out of pocket
       expenses and their charges subject to requisite
       approvals of Reserve Bank of India, if any]
       of the aforesaid appointments and also to,
       in its absolute discretion, renew or terminate
       the appointments so made; authorize the Board
       or any Committee to determine the form, terms
       and timing of the issue[s]/offering[s], including
       the investors to whom the securities are to
       be allotted, the proportion in which they are
       allotted, issue price, face value, number of
       equity shares or other securities upon conversion
       or redemption or cancellation of the securities,
       the price, premium or discount on issue/conversion
       of securities, rate of interest, period of
       conversion or variation of the price or period
       of conversion, listing on one or more Stock
       Exchanges in India and/or abroad and fixing
       of record date or book closure and related
       or incidental matters and finalize and approve
       the preliminary as well as the final offer
       documents for the proposed issue of the securities
       as may be required by the authorities in such
       issues in India and/or abroad and authorize
       any Director or Directors of the Company or
       any other officer or officers of the Company
       to sign the above documents for and behalf
       of the Company together with the authority
       to amend, vary or modify the same as such authorized
       persons may consider necessary, desirable or
       expedient and for the purpose aforesaid to
       give such declarations, CONT...

       CONT... affidavits, certificates, consents or             Non-Voting    No vote
       any other confirmation and/or authorities as
       may, in the opinion of such authorized person,
       be required from time to time; approve, such
       of these securities as are not subscribed may
       be disposed off by the Board or any Committee
       thereof in its absolute discretion in such
       manner, as the Board may deem fit and as permissible
       by law; approve that in case of a qualified
       institutional placement pursuant to Chapter
       XIIIA of the SEBI Guidelines, the allotment
       of specified securities within the meaning
       of Chapter XIIIA of the SEBI Guidelines shall
       only be to qualified institutional buyers within
       the meaning of Chapter XIIIA of the SEBI Guidelines,
       such securities shall be fully paid-up and
       the allotment of such securities shall be completed
       within 12 months from the date of the shareholders
       resolution approving the proposed issue or
       such other time as may be allowed by SEBI Guidelines
       from time to time; in case of a qualified institutional
       placement of equity shares pursuant to Chapter
       XIIIA of the SEBI Guidelines, the relevant
       date for the determination of the price of
       the equity shares, shall be the date of the
       meeting of the Board or any Committee thereof
       in which the decision to open the proposed
       issue is taken or such other time as may be
       allowed by SEBI Guidelines from time to time
       and such price shall be subject to appropriate
       adjustments in accordance with the applicable
       SEBI Guidelines; in the event securities convertible
       into equity shares are issued under Chapter
       XIIIA of the SEBI Guidelines, the relevant
       date for the purpose of pricing of the equity
       shares to be issued on conversion, shall be
       the date of the meeting of the Board or any
       Committee thereof in which the decision to
       open the proposed issue is taken or the date
       on which the holder[s] of securities which
       are convertible into or exchangeable with equity
       shares at a later date become[s] entitled to
       apply for the said shares or such other time
       as may be allowed by SEBI Guidelines from time
       to time and such price shall be subject to
       appropriate adjustments in accordance with
       the applicable SEBI Guidelines; authorize any
       Director or Directors of the Company or any
       other officer or officers of the Company as
       may be authorized by the Board or any Committee
       thereof, to sign, execute and issue consolidated
       receipt/s for the securities, listing application,
       various agreements [including but limited to
       subscription agreement, depository agreement,
       trustee agreement], undertaking, deeds, declarations
       and all other documents and to do all such
       things, deeds and acts and to comply with all
       the formalities as may, in the opinion of such
       authorized person, be required in connection
       with or incidental to the aforesaid offering
       of securities, including post issue formalities;
       authorize the Board or any Committee thereof,
       to open one or more bank accounts in the name
       of the Company in Indian currency or foreign
       currency[ies] with such bank or banks in India
       and/or such foreign countries as may be required
       in connection with the aforesaid issue, subject
       to requisite approvals from Reserve Bank of
       India and other overseas regulatory authorities,
       if any, and authorize the Director or Directors
       of the Company or other officer or officers
       of the Company authorized by the Board or any
       Committee thereof to sign and execute the application
       form and other documents required for opening
       the account, to operate the said account, and
       to give such instructions including closure
       thereof as may be required and deemed appropriate
       by these signatories, and that the said bank/s
       be and is/are hereby authorized to honor all
       cheques and other negotiable instruments drawn,
       accepted or endorsed and instructions given
       by the aforesaid signatories on behalf of the
       Company; the Common Seal of the Company, if
       required to be affixed in India on any agreement,
       undertaking, deed or other document, the same
       be affixed in the presence of any one or more
       of the Directors of the Company or any one
       or more of the officers of the Company as may
       be authorized by the Board or any Committee
       thereof in accordance with the Articles of
       Association of the Company; authorize the Board
       or any Committee thereof; subject to the applicable
       laws, to do such acts, deeds and things as
       the Board or any Committee thereof in its absolute
       discretion deems necessary or desirable in
       connection with the issue of the securities,
       and to give effect to aforesaid resolution
       including, without limitation, the specified:
       a) finalization of the allotment of the securities
       on the basis of the subscriptions received;
       b) finalization of and arrangement for the
       submission of the preliminary and final offering
       circulars/prospectus[es]/ offer document[s],
       and any amendments and supplements thereto,
       with any applicable government and regulatory
       authorities, institutions or bodies, as may
       be required; c) approval of the preliminary
       and final offering circulars/ prospectus/offer
       document [including amending, varying or modifying
       the same, as may be considered desirable or
       expedient] as finalized in consultation with
       the Lead Managers/Underwriters/Advisors, in
       accordance with all applicable laws, rules,
       regulations and guidelines; d) approval of
       the Deposit Agreement[s], the Purchase/ Underwriting
       Agreement[s], the Trust Deed[s], the Indenture[s],
       the Master/Global GDRs/ADRs/FCCBs/ other securities,
       letters of allotment, listing application,
       engagement letter[s], memoranda of understanding
       and any other agreements or documents, CONT...

       CONT... as may be necessary in connection with            Non-Voting    No vote
       the issue/offering [including amending, varying
       or modifying the same, as may be considered
       desirable or expedient], in accordance with
       all applicable laws, rules, regulations and
       guidelines; e) finalization of the basis of
       allotment in the event of oversubscription;
       f) acceptance and appropriation of the proceeds
       of the issue of the securities; g) authorization
       of the maintenance of a register of holders
       of the securities, if so required, in India
       or abroad; h) authorize any Director or Directors
       of the Company or other officer or officers
       of the Company, including by the grant of power
       of attorneys, to do such acts, deeds and things
       as the authorized person in its absolute discretion
       may deem necessary or desirable in connection
       with the issue and allotment of the securities;
       i) seeking, if required, the consent of the
       Company's lenders, parties with whom the Company
       has entered into various commercial and other
       agreements, all concerned government and regulatory
       authorities in India or outside India, and
       any other consents that may be required in
       connection with the issue and allotment of
       the securities; j) seeking the listing of the
       securities on any Indian or international stock
       exchange, submitting the listing application
       to such stock exchange and taking all actions
       that may be necessary in connection with obtaining
       such listing; k) giving or authorizing the
       giving by concerned persons of such declarations,
       affidavits, certificates, consents and authorities
       as may be required from time to time; l) deciding
       the pricing and terms of the securities, and
       all other related matters, including taking
       any action on two-way fungibility for conversion
       of underlying equity shares into GDRs/ADRs,
       as per applicable laws, regulations or guidelines
       and m) creation of mortgage and/or charge in
       accordance with Section 293 (1) (a) of the
       Companies Act, 1956 in respect of securities
       as may be required either on paripassu basis
       or otherwise; without prejudice to the generality
       of the foregoing, issue of the securities may
       be done upon all or any terms or combination
       of terms in accordance with international practices
       relating to the payment of interest, additional
       interest, premium on redemption, prepayment
       or any other debt service payments and all
       such terms as are provided customarily in an
       issue of securities of this nature; the Company
       may enter into any arrangement with any agency
       or body authorized by the Company for the issue
       of depository receipts representing the underlying
       equity shares issued by the Company in registered
       or bearer form with such features and attributes
       as are prevalent in international capital markets
       for instruments of this nature and to provide
       for the tradeability or free transferability
       thereof as per international practices and
       regulations [including listing on one or more
       stock exchange[s] inside or outside India]
       and under the forms and practices prevalent
       in the international markets; authorize the
       Board or any Committee, for the purpose of
       giving effect to the above resolutions, to
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion deem
       necessary or desirable, including without limitation
       to settle any question, difficulty or doubt
       that may arise in regard to the offer, issue
       and allotment of the securities, and to accept
       any modifications in the proposal as may be
       required by the authorities involved in such
       issues but subject to such conditions as appropriate
       authorities, inside or outside India, may impose
       at the time of their approval and as agreed
       to by the Board or any Committee thereof




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE COMMUNICATIONS LTD, NAVI MUMBAI                                                    Agenda Number:  702086528
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72317103
    Meeting Type:  AGM
    Meeting Date:  22-Sep-2009
          Ticker:
            ISIN:  INE330H01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, profit and loss account
       for the FYE on that date and the reports of
       the Board of Directors and Auditors thereon

2.     Approve to pay the interim dividend as final              Mgmt          For                            For
       dividend on equity shares declared by the Board
       of Directors

3.     Re-appoint Shri S.P. Talwar as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Appoint Messrs Chaturvedi & Shah, Chartered               Mgmt          For                            For
       Accountants and Messrs B.S.R & Co., Chartered
       Accountants as the Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company, on such remuneration as may be
       fixed by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDS LTD II                                                                        Agenda Number:  702128009
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2009
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2009, the profit and loss account
       for the YE on that date and the reports of
       the Board of Directors and the Auditors thereon

2.A    Re-appoint Shri. Hardev Singh Kohli as a Director,        Mgmt          For                            For
       who retires by rotation

2.B    Re-appoint Shri. Yogendra P. Trivedi as a Director,       Mgmt          For                            For
       who retires by rotation

2.C    Re-appoint Professor Dipak C. Jain as a Director,         Mgmt          For                            For
       who retires by rotation

2.D    Re-appoint Shri. Mansingh L. Bhakta as a Director,        Mgmt          For                            For
       who retires by rotation

3.     Appoint, M/s. Chaturvedi & Shah, Chartered Accountants,   Mgmt          For                            For
       M/s. Deloitte Haskins and Sells, Chartered
       Accountants, and M/s. Rajendra & Co., Chartered
       Accountants, as the Auditors of the Company,
       until the conclusion of the next AGM of the
       Company on such remuneration as shall be fixed
       by the Board of Directors

4.     Authorize the Board of Directors of the Company           Mgmt          For                            For
       [hereinafter referred to as the Board which
       term shall be deemed to include any Committee
       which the Board may constitute to exercise
       its powers, including powers conferred by this
       resolution], pursuant to applicable provisions
       of the Companies Act, 1956, Article 197 of
       the Articles of Association of the Company
       and in accordance with the Securities & Exchange
       Board of India [Issue of Capital and Disclosure
       Requirements] Regulations, 2009 [the Regulations]
       and subject to such other necessary approvals,
       permissions and sanctions, as may be required
       and subject to such terms and modifications
       as may be specified while according such approvals,
       to capitalize a sum not exceeding INR 1669,73,75,840
       out of the Company's Capital Redemption Reserve
       Account/Securities Premium Account/General
       Reserve Account or such other accounts as are
       permissible to be utilized for the purpose,
       as per the audited accounts of the Company
       for the financial year ended 31 MAR 2009 and
       that the said amount be transferred to the
       Share Capital Account and be applied for issue
       and allotment of equity shares not exceeding
       166,97,37,584 equity shares of INR 10 each
       as bonus shares credited as fully paid up,
       to the eligible members of the Company holding
       equity shares of INR 10 each whose names appear
       on the Company's Register of Members on such
       date [Record Date] as the Board may determine,
       in the proportion of one new fully paid equity
       share of INR 10 for every one equity share
       of INR 10 held as on the Record Date and that
       the new bonus shares so issued and allotted
       shall be treated for all purposes as an increase
       of the nominal amount of the equity capital
       of the Company held by each such member and
       not as income; authorize the Board, pursuant
       to the Securities and Exchange Board of India
       [Employee Stock Options Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999 and
       consequent to the issue of bonus shares, to
       make fair and reasonable adjustment in the
       price and number of shares to be issued against
       stock options, whether granted or to be granted,
       under the Employee Stock Option Scheme of the
       Company; the new equity shares of INR 10 each
       to be issued and allotted as bonus shares shall
       be subject to the provisions of the Memorandum
       of Association and Articles of Association
       of the Company and shall rank pari passu in
       all respects with and carry the same rights
       as the existing fully paid up equity shares
       of the Company; the share certificates for
       bonus shares be delivered to the shareholders
       who hold the existing equity shares in physical
       form and the respective beneficiary accounts
       be credited with the bonus shares, for such
       shareholders who hold the existing equity shares
       or opt to receive the bonus shares, in dematerialized
       form, within the prescribed period; to take
       necessary steps for listing of the bonus shares
       so allotted on the Stock Exchanges where the
       securities of the Company are listed as per
       the provisions of the Listing Agreements with
       the Stock Exchanges concerned, the Regulations
       and other applicable laws and regulations;
       for the purpose of giving effect to this resolution,
       to do all such acts, deeds, matters and things
       as may, in its absolute discretion, deem necessary,
       expedient, usual or proper and to settle any
       questions, difficulties or doubts that may
       arise in this regard at any stage including
       at the time of listing of the bonus shares
       without requiring the Board to secure any further
       consent or approval of the Members of the Company
       to the end and intent that they shall be deemed
       to have given their approval thereto and for
       matters connected herewith or incidental hereto
       expressly by the authority of this resolution

5.     Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Sections 198, 269, 309 and 317 read with
       Schedule XIII and all other applicable provisions,
       if any, of the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof, Shri.
       Hital R. Meswani as a Wholetime Director designated
       as Executive Director of the Company, for a
       period of 5 years with effect from 04 AUG 2010,
       on the terms and conditions including remuneration
       as specified, with liberty to the Board of
       Directors [hereinafter referred to as 'the
       Board' which term shall be deemed to include
       any Committee of the Board constituted to exercise
       its powers, including the powers conferred
       by this Resolution] to alter and vary the terms
       and conditions of appointment and/or remuneration,
       subject to the same not exceeding the limits
       specified under Schedule XIII to the Companies
       Act, 1956 or any statutory modification(s)
       or re-enactment thereof; and authorize the
       Board to do all acts and take all such steps
       as may be necessary, proper or expedient to
       give effect to this resolution

6.     Appoint Shri. P. M. S. Prasad, as a Director              Mgmt          For                            For
       of the Company liable to retire by rotation;
       in accordance with the provisions of Sections
       198, 269 and 309 read with Schedule XIII and
       all other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, and also as a Wholetime
       Director designated as Executive Director of
       the Company, for a period of 5 years with effect
       from 21 AUG 2009 on the terms and conditions
       including remuneration as specified, with liberty
       to the Board of Directors [hereinafter referred
       to as 'the Board' which term shall be deemed
       to include any Committee of the Board constituted
       to exercise its powers, including the powers
       conferred by this Resolution] to alter and
       vary the terms and conditions of appointment
       and/or remuneration, subject to the same not
       exceeding the limits specified under Schedule
       XIII to the Companies Act, 1956 or any statutory
       modification(s) or re-enactment thereof; and
       authorize the Board to do all acts and take
       all such steps as may be necessary, proper
       or expedient to give effect to this resolution

7.     Appoint Shri. R. Ravimohan as a Director of               Mgmt          For                            For
       the Company liable to retire by rotation; in
       accordance with the provisions of Sections
       198, 269 and 309 read with Schedule XIII and
       all other applicable provisions, if any, of
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, and also as a Wholetime
       Director designated as Executive Director of
       the Company, for a period of 5 years with effect
       from01 SEP 2009 on the terms and conditions
       including remuneration as specified, with liberty
       to the Board of Directors [hereinafter referred
       to as 'the Board' which term shall be deemed
       to include any Committee of the Board constituted
       to exercise its powers, including the powers
       conferred by this Resolution] to alter and
       vary the terms and conditions of appointment
       and/or remuneration, subject to the same not
       exceeding the limits specified under Schedule
       XIII to the Companies Act, 1956 or any statutory
       modification(s) or reenactment thereof; and
       authorize the Board to do all acts and take
       all such steps as may be necessary, proper
       or expedient to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INDUSTRIES LTD                                                                     Agenda Number:  702487706
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y72596102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  INE002A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 707034 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1      Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2010, the profit and loss account for the YE
       on that date and the reports of the Board of
       Directors and Auditors thereon

2      Declare a dividend on equity shares                       Mgmt          For                            For

3.A    Re-appoint Shri Hital R. Meswani as a Director,           Mgmt          For                            For
       who retires by rotation

3.B    Re-appoint Shri Mahesh P. Modi as a Director,             Mgmt          For                            For
       who retires by rotation

3.C    Re-appoint Dr. Dharam Vir Kapur as a Director,            Mgmt          For                            For
       who retires by rotation

3.D    Re-appoint Dr. Raghunath A. Mashalkar as a Director,      Mgmt          For                            For
       who retires by rotation

4      Appointment of M/s. Chaturvedi and Shah, Chartered        Mgmt          For                            For
       Accountants, (Registration No. 101720W) M/s.
       Deloitte Haskins and Sells, Chartered Accountants
       (Registration No. 117366W) and M/s. Rajendra
       and Co., Chartered Accountants (Registration
       No. 108355W), as the Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company on such remuneration as shall be
       fixed by the Board of Directors

5      Appointment, in accordance with the provisions            Mgmt          For                            For
       of Section 257 and all other applicable provisions,
       the Companies Act, 1956 or any statutory modification(s)
       or re-enactment thereof, of Shri Pawan Kumar
       Kapil as a Director of the Company, who is
       liable to retire by rotation; in accordance
       with the provisions of Sections 198, 269 and
       309 read with Schedule XIII and all other applicable
       provisions, the Companies Act 1956 or any statutory
       modifications or re-enactment thereof, approval
       of the Company accorded to the appointment
       of Shri Pawan Kumar Kapil as a Whole time Director
       designated as Executive Director of the Company,
       for a period of 3 years with effect from 16
       MAY 2010 on the terms and conditions including
       remuneration as set out in the explanatory
       statement annexed to the notice convening this
       meeting, with liberty to the Board of Directors
       (hereinafter referred to as the Board which
       term shall be deemed to include any committee
       of the Board constituted to exercise its powers
       including the powers conferred by this resolution)
       to alter and vary the terms and conditions
       of appointment and/or remuneration, subject
       to the same not exceeding the limits specified
       under Schedule XIII to the Companies Act, 1956
       or any statutory modifications or re-enactment
       thereof; and authorize the Board to do all
       acts and take all such steps as may be necessary,
       proper or expedient to give effect to this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE INFRASTRUCTURE LTD, MUMBAI                                                         Agenda Number:  702037272
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y09789127
    Meeting Type:  AGM
    Meeting Date:  21-Jul-2009
          Ticker:
            ISIN:  INE036A01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2009, the profit and loss account for the YE
       on that date and reports of the Board of Directors
       and the Auditors' thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri Satish Seth as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Shri S.C. Gupta as a Director, who             Mgmt          For                            For
       retires by rotation

5.     Re-appoint Shri V.R. Galkar as a Director, who            Mgmt          For                            For
       retires by rotation

6.     Appoint Price waterhouse, Chartered Accountants           Mgmt          For                            For
       and Chaturvedi & Shah, Chartered Accountants
       as the Joint Statutory Auditors of the Company,
       to hold office from the conclusion of this
       AGM until the conclusion of the next AGM of
       the Company on such remuneration as may be
       fixed by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702152656
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  OTH
    Meeting Date:  09-Dec-2009
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board, in accordance with the               Mgmt          Against                        Against
       provisions of Section 81[1A] and all other
       provisions applicable, if any, of the Companies
       Act 1956 ['the Act'] including any statutory
       modifications or re-enactments thereof for
       the time being in force, the provisions of
       the Memorandum and Articles of Association
       of the Company, Securities and Exchange Board
       of India [Issue of Capital and Disclosure Requirements]
       Regulations, 2009 [SEBIICDR Regulations'],
       the provisions of the listing Agreement entered
       into by the Company with the Stock Exchanges,
       where the shares of the Company are listed,
       the provisions of Foreign Exchange Management
       Act, 1999 and rules and regulations framed
       there under, and subject to the applicable
       statutes, guidelines, regulations, approvals,
       consents, permissions or sanctions of the Central
       Government, the Reserve Bank of India, Securities
       and Exchange Board of India, Stock Exchanges
       and any other appropriate and/or concerned
       authorities, institutions or bodies [the 'Approvals'];
       and such conditions or modifications as may
       be prescribed by any of them while granting
       any such approvals, which may be agreed to,
       in its sole discretion, by the Board of Directors
       of the Company [hereinafter called 'the Board'
       which term shall be deemed to include any Committee
       which the Board may have constituted or hereinafter
       constitute from lime to time to exercise its
       powers including the power conferred by this
       resolution]; to create, offer, issue and allot
       on such occasion or occasions, in 1 or more
       tranches, as may be determined by the Board
       in the course of domestic and/or international
       offering[s], to domestic and/or foreign institutions,
       non-resident Indians, Indian Public Companies,
       corporate bodies, trusts, mutual funds, venture
       capital funds, foreign venture capital investors,
       banks [including Co-Operative Banks and Regional
       Rural Banks], Insurance Companies, provident
       funds, pension funds, superannuation funds,
       national investment fund, stabilizing agents,
       anchor investors, Qualified Institutional Buyers
       as defined under Clause 2.[1][zd] of SEBI ICDR
       Regulations by way of Qualified Institutions
       Placement[s] under Chapter VIII 01 the SEBI
       ICDR Regulations, individuals or otherwise,
       whether shareholders of the Company or not
       and/or through a public issue, rights issue,
       composite issue, and/or on a private placement
       basis, Indian Depository Receipts [IDRs] under
       Chapter X of the SEBIICDR Regulations, equity
       shares, preference shares convertible into
       equity shares [or otherwise] or any other instruments/securities including warrants representing either equity
       shares and for convertible/exchangeable securities
       linked to equity shares Including but not limited
       to Global Depository Receipts [GDRs] and/or
       American Depository Receipts [ADRs] [hereinafter
       referred to as "Securities"] through 1 or more
       Prospectus, and/or letter of offer or Shelf
       Information Memorandum for issue and allotment
       of Securities not exceeding an amount of INR
       1000 Crores, including premium, it any, in
       aggregate [including green shoe option, if
       any]; in the case of the issue of the Securities
       by way of Qualified Institutions Placement.
       the allotment of Securities shall only be made
       to "Qualified Institutional Buyers'" within
       the meaning of Clause 2.[1][zd] of the SEBI
       ICDR Regulations and at such a price to be
       determined with respect to the Relevant Date
       so that the price paid by each investor shall
       not be less than the price arrived in accordance
       with the provisions of Chapter VIII of the
       SEBI ICDR Regulations; in the case of the issue
       of the Securities by way of Qualified Institutions
       Placement, the "Relevant Date" shall mean;
       [i] in case of allotment of equity shares,
       the date of the meeting in which the Board
       decides to open the proposed issue; [ii] in
       case of allotment of eligible convertible securities,
       either the date of the meeting in which the
       Board decides to open the issue of such convertible
       securities or the date on which the holders
       of such convertible securities become entitled
       to apply for the equity shares as may be decided
       by the Board in its absolute discretion; or
       such date or at such price as may be prescribed
       and made applicable under the provisions of
       SEBI ICDR Regulations as amended and in force
       at the relevant point in time; without prejudice
       to the generality of the above, the aforesaid
       issue of Securities may have all of any terms
       or conditions or combination/s of terms or
       conditions in accordance with prevalent market
       practices or as the Board may in its absolute
       discretion deem fit, including but not limited
       to terms and conditions, relating to payment
       of dividend, premium on redemption at the option
       of the Company and/or holders of any Securities,
       or variation of the price or period of conversion
       of Securities into equity shares or issue of
       equity shares during the period of the Securities
       or terms pertaining to voting rights or option[s],
       for early redemption of Securities; for the
       purpose of giving effect to the foregoing and
       without being required to seek any further
       consent or approval of the members or otherwise
       to the end and intent that they shall be deemed
       to have given their approval thereto expressly
       by the authority of this resolution, and to
       dispose of, from time to time, such of the
       Securities as are not subscribed, in such manner,
       as the Board may deem fit in its absolute discretion;
       to decide on the terms of the issue of Securities,
       including the form, liming, issue price, number
       of equity shares resulting from conversion,
       allottees under the issue; to enter into and
       execute all such agreements/arrangements as
       the case may be with any lead managers, underwriters,
       stabilizing agents, anchor investors, bankers,
       escrow bankers, financial institutions, solicitors,
       advisors, guarantors, depositories, custodians
       and other intermediaries [the 'Agencies'] in
       relation to the Issue of Securities and to
       remunerate any of the Agencies for their services
       in any manner including payment of commission,
       brokerage, fee or the like, to enter into or
       execute all such agreements/ arrangements/
       Memoranda of Understanding/documents with any
       authorities/ agencies, listing of the shares
       / securities [including the resultant equity
       shares to be issued as per the terms of the
       issue of the said Securities] on any Indian
       or Overseas Exchange [s] as the Board may in
       its absolute discretion deem fit; to settle
       any questions, difficulties or doubts that
       may arise in regard to the offer, issue and
       allotment of the Securities and utilization
       of the issue proceeds as it may in its absolute
       discretion deem fit, to do all such acts, deeds,
       matters and things as the Board may in its
       absolute discretion deem necessary or desirable
       for such purpose, including without limitation
       the drafting, finalization, entering into and
       execution of any arrangements or agreements
       or documents; to delegate from time to time,
       all of any of the powers conferred herein upon
       the Board to any Committee of the Board or
       the Managing Director or any other Director
       or any other Officer or Officers of the Company;
       to list the Securities on any Indian Of Overseas
       Exchange [s] as the Board may in its absolute
       discretion deem fit




--------------------------------------------------------------------------------------------------------------------------
 SHRIRAM TRANSPORT FINANCE CO LTD                                                            Agenda Number:  702470446
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7758E119
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  INE721A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the audited balance sheet of the Company          Mgmt          For                            For
       as at 31 MAR 2010 and the    profit and loss
       account for the YE on that date together with
       the reports of  the Directors and the Auditors
       thereon

2      Declare a dividend on equity shares for the               Mgmt          For                            For
       FYE 31 MAR 2010

3      Re-appoint Mr. S.M. Bafna as a Director, who              Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. M. S. Verma as a Director, who             Mgmt          For                            For
       retires by rotation

5      Appointment of M/s. S. R. Batliboi & Company,             Mgmt          For                            For
       Chartered Accountants, Mumbai   and M/s. G.
       D. Apte & Company, Chartered Accountants, Mumbai,
       jointly as the  Auditors of the Company to
       hold such office from the conclusion of this
       meeting, until the conclusion of the
       next AGM, on such remuneration plus out  of
       pocket expenses, if any, as may be mutually
       agreed upon between the Board  of Directors
       of the Company and the said Auditors

6      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment of    Mr. S. Lakshminarayanan
       as a Director of the Company liable to retire
       by      rotation

7      PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: appointment of    Mr. R. Sridhar
       as the Managing Director of the Company, in
       accordance with    the provisions of Sections
       269, 309, Schedule XIII and other applicable
       provisions, if any, of the Companies
       Act, 1956, with effect from 15 SEP 2010  for
       a period of 5 years and shall perform such
       duties and exercise such       powers as may
       from time to time be lawfully entrusted to
       and conferred upon   him by the Board and he
       may be paid a remuneration by way of salary
       and other perquisites in accordance with Schedule
       XIII of the Companies Act, 1956 as    specified

S.8    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           Against                        For
       PROPOSAL: authorize the     Board, subject
       to the provisions of the Companies Act, 1956;
       including any    statutory modifications or
       re-enactment thereof, the Securities Contract
       Regulations  Act, 1956 and the Rules framed
       there under, Listing Agreement,   SEBI  Delisting
       of Securities  Guidelines, 2003 and other applicable
       laws,    rules and regulations and guidelines
       and subject to such other approvals,     permissions,
       sanctions etc. as may be necessary and subject
       to such           conditions as may be prescribed
       by any authority while granting such
       approvals, permissions, sanctions etc. which
       may be agreed upon by the Board  of Directors
       hereinafter referred to as the Board which
       expression shall be  deemed to include any
       Committee of the Board for the time being,
       exercising   the powers conferred by the Board
       CONTD.

CONT   CONTD. to voluntarily delist the equity shares            Non-Voting    No vote
       of the Company from Madras     Stock Exchange
       Limited, where the equity shares of the Company
       are currently  listed, at such time as may
       be deemed fit by the Board; that the equity
       shares of the Company shall continue
       to be listed on the stock exchange       having
       nation wide trading terminals viz the Bombay
       Stock Exchange Limited    and National Stock
       Exchange of India Limited and therefore as
       per the said    guidelines issued by the Securities
       and Exchange Board of India, CONTD.

CONT   CONTD. no exit opportunity need to be given               Non-Voting    No vote
       to the shareholders of the        Company;
       authorize the Board of Directors to settle
       all questions,            difficulties or doubts
       as may arise, with regard to voluntary delisting
       of    shares, as it may in its absolute discretion
       deem fit; authorize any one of   the Directors
       to take all necessary steps in this regard
       in order to comply   with all the legal and
       procedural formalities and to do all such acts,
       deeds, matters and things as he may in its
       absolute discretion deem necessary and    expedient
       to give effect to the above said resolution




--------------------------------------------------------------------------------------------------------------------------
 SOBHA DEVELOPERS LTD, BANGALORE                                                             Agenda Number:  702441508
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y806AJ100
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  INE671H01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2010, the profit and loss account
       for the financial period ended as on that date,
       the Directors'   report and the Auditors' report
       thereon

2      Declare dividend on equity shares                         Mgmt          For                            For

3      Re-appoint Mr. R V S Rao as a Director, who               Mgmt          For                            For
       retires by rotation

4      Re-appoint Mr. Anup Shah as a Director, who               Mgmt          For                            For
       retires by rotation

5      Re-appoint M/s S.R. Batliboi & Associates, Chartered      Mgmt          For                            For
       Accountants, as the      Statutory Auditors
       of the Company, to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM, at a remuneration to be fixed   by
       the Board of Directors in consultation with
       the Statutory Auditors

6      PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       appoint, in accordance     with the provisions
       of Section 257 and all other applicable provisions,
       if    any, of the Companies Act, 1956, Mr.
       M. Damodaran as a Director of the        Company,
       liable to retire by rotation

7      PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           Against                        For
       appoint, in accordance     with the provisions
       of Section 257 and all other applicable provisions,
       if    any, of the Companies Act, 1956, Mr.
       P Ramakrishnan as a Director of the      Company,
       liable to retire by rotation

S.8    Appointment, pursuant to Sections 198, 268,               Mgmt          For                            For
       269, 309, 310, 311 read with      Schedule
       XIII to the Companies Act, 1956, and other
       applicable provisions, if any, of the Companies
       Act, 1956, and other applicable enactments,
       as amended  from time to time, of Mr. P. Ramakrishnan
       as Whole-time Director of the       Company
       for a period of five years from the date of
       his appointment as an     Additional Director
       on the Board of Directors of the Company, i.e.,
       29 JAN    2010 and re-designated as Deputy
       Managing Director with effect from 01 APR
       2010, on the specified terms and conditions;
       and authorize any one Director   of the Board
       or the Company Secretary and Compliance Officer
       of the Company   to do all such acts, deeds,
       matters, and to execute all such documents
       as may be required in this connection to give
       effect to this resolution

S.9    Re-appoint, pursuant to Sections 198, 268, 269,           Mgmt          For                            For
       309, 310, 311 read with       Schedule XIII
       to the Companies Act, 1956, and other applicable
       provisions, if any, of the Companies Act, 1956,
       and other applicable enactments, as amended
       from time to time, Mr. P N C Menon as a Whole-time
       Director of the Company,   designated as Chairman
       with effect from 01 APR 2010 for a further
       period of   five years on the specified terms
       and conditions; and authorize any one
       Director of the Board or the Company Secretary
       and Compliance Officer of the  Company to do
       all such acts, deeds, matters, and to execute
       all such          documents as may be required
       in this connection to give effect to this
       resolution

S.10   Re-appoint, pursuant to Sections 198, 268, 269,           Mgmt          For                            For
       309, 310, 311 read with       Schedule XIII
       to the Companies Act, 1956, and other applicable
       provisions, if any, of the Companies Act, 1956,
       and other applicable enactments, as amended
       from time to time, Mr. Ravi Menon as a Whole-time
       Director of the Company,    designated as Vice
       Chairman with effect from 01 APR 2010 for a
       further period of five years on the specified
       terms and conditions; and authorize any one
       Director of the Board or the Company Secretary
       and Compliance Officer of the  Company to do
       all such acts, deeds, matters, and to execute
       all such          documents as may be required
       in this connection to give effect to this
       resolution

S.11   Re-appoint, pursuant to Sections 198, 268, 269,           Mgmt          For                            For
       309, 310, 311 read with       Schedule XIII
       to the Companies Act, 1956, and other applicable
       provisions, if any, of the Companies Act, 1956,
       and other applicable enactments, as amended
       from time to time, Mr. J C Sharma as Managing
       Director of the Company with    effect from
       01 APR 2010, on the specified terms and conditions;
       and authorize any one Director of the Board
       or the Company Secretary and Compliance Officer
       of the Company to do all such acts, deeds,
       matters, and to execute all such   documents
       as may be required in this connection to give
       effect to this        resolution




--------------------------------------------------------------------------------------------------------------------------
 STATE BK INDIA                                                                              Agenda Number:  702467401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8161Z129
    Meeting Type:  AGM
    Meeting Date:  16-Jun-2010
          Ticker:
            ISIN:  INE062A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Central Board's report, the balance           Mgmt          For                            For
       sheet and profit and loss     account of the
       Bank made up to the 31 MAR 2010 and the Auditors'
       report on    the balance sheet and accounts




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDS INDIA LTD                                                                     Agenda Number:  702449744
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  AGM
    Meeting Date:  11-Jun-2010
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Balance Sheet as at 31 MAR 2010 and             Mgmt          For                            For
       the profit and loss account of  the Company
       for the YE on that date and the report of the
       Director's and      Auditor's thereon

2      Declare a dividend on equity shares of the Company        Mgmt          For                            For
       for the FY 2009-2010

3.     Appointment of Mr. Anil Agarwal as a Director,            Mgmt          For                            For
       who retires by rotation

4      Appointment of Mr.Gaufam Doshi as a Director,             Mgmt          For                            For
       who retires by rotation

5      Appointment of Auditors, to hold office from              Mgmt          For                            For
       the conclusion of this AGM upto  the conclusion
       of the next AGM of the Company and approve
       to fix their        remuneration

6      Approve, pursuant to the provisions of Articles           Mgmt          For                            For
       4 and 48 of the Articles of   Association and
       Sections 13, 16, 94 and 97 and other applicable
       provisions if any, of the Companies Act, 1956
       (including any amendments or re-enactment
       thereof), to increase the authorized share
       capital of the Company from INR    185 crores
       to INR 500 crores

7      Approve, pursuant to the provisions of Article            Mgmt          For                            For
       4 and 48, of the Articles of   Association
       of the Company and Sections 13, 1 6, 94 and
       97,and all other      applicable provisions,
       if any, of the Companies Act, 1956,  including
       any     amendments thereof  and subject to
       such approvals, consents, permissions and
       sanctions, if any as may be required from any
       authority and subject to such   conditions
       as may be agreed to by the Board of Directors
       of the Company       hereinafter referred to
       as the Board, which term shall also include
       any       committee thereof , consent of the
       Members be accorded for sub-dividing the
       equity shares of the Company, including the
       paid-up shares, such that each    existing
       equity share of the Company of the face value
       of INR 2 each be       sub-divided into two
       equity shares of the face value INR 1 each
       and           consequently, the authorized
       share capital of the Company of INR 500 crores
       would comprise of 500 crores equity shares
       of INR 1 each; purs

CONT   of the Company, the issued, subscribed and paid           Non-Voting    No vote
       up equity shares of face      value INR 2 each,
       shall stand sub-divided into equity shares
       of face value of INR 1 each fully paid-up;
       and the sub-division of shares shall he effective
       and simultaneous with the allotment of Bonus
       Shares by the Board or as per    the advice
       of the Stock Exchanges; authorize the Board
       to do, perform and     execute all such acts.
       deeds, matters and things as it may consider
       necessary, expedient, usual or proper
       to give effect to this resolution       including
       but not limited to fixing of the record date
       as per the requirement of the Listing Agreement,
       execution of all necessary documents with the
       Stock Exchanges and the CONT

CONT   CONT Depositories, Reserve Bank of India and/or           Non-Voting    No vote
       any other relevant statutory  authority, if
       any, cancellation or rectification of the existing
       physical     share certificates in lieu of
       the old certificates and to settle any question
       or difficulty that may arise with regard to
       the subdivision of the equity     shares as
       aforesaid or for any matters herewith or incidental
       hereto

8      Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       13, 16, 94 and 97 and all     other applicable
       provisions, if any, of the Companies Act, 1956,
       including    amendments thereto or re-enactment
       thereof, the Memorandum of Association of
       the Company as specified: the existing Clause
       V of the Memorandum of          Association
       of the Company be deleted by substitution in
       its place and        instead the specified
       Clause as new Clause V  as specified ; the
       alteration   to the Memorandum of Association
       shall be effective and simultaneous with the
       allotment of Bonus Shares by the Board of Directors
       or a Committee thereof;   authorize the Board
       of Directors of the Company or any Committee
       thereof to   do perform and execute all such
       acts matters, deeds and things as it may
       consider necessary, CONT

CONT   CONT expedient usual or proper to give effect             Non-Voting    No vote
       to this resolution including    but not limited
       to filing of necessary forms with the Registrar
       of Companies  and to comply with all other
       requirements in this regard and for any matters
       connected herewith or incidental hereto

9      Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of Article 116 of the         Articles of Association
       of the Company and upon the recommendations
       of the    Board of Directors made at their
       meeting held on 26 APR 2010  hereinafter
       referred to at the Board which term shall
       be deemed to include any Committee  of the
       Board of Directors formed for the time being
       to exercise the powers    conferred on the
       Board of Directors in this behalf  and pursuant
       to the       applicable provisions of the Companies
       Act, 1956, and in accordance with the  Securities
       & Exchange Board of India  Issue of Capitol
       and Disclosure         Requirements  Regulations,
       2009  the Regulations  and subject to such
       necessary approvals, permissions and
       sanctions, as may be required and        subject
       to such terms and conditions as may be specified
       while according such approvals, a sum of INR
       168,08,00,844 CONT

CONT   CONT out of the sum standing to the credit of             Non-Voting    No vote
       share premium 'account, forming part of General
       Reserves of the Company, capitalized and utilized
       for         allotment of 1 Bonus equity share
       of INR 1 credited as fully paid up for
       every, 1 eligible existing fully paid  subdivided
       equity share of INR 1 held by the Members
       and authorize the Board, to appropriate the
       said sum for       distribution to and amongst
       the Members of the Company whose names appear
       in  the Register of Members or as the beneficial
       owners of the equity shares of   the Company,
       in the records of the Depositories at the close
       of business on   such date  hereinafter referred
       to as the Record Date to be hereafter fixed
       by the Board and on the basis and that the
       Bonus Shares so distributed shall, for all
       purposes, be treated as an increase in the
       nominal amount CONT

CONT   CONT in the Capital of the Company, held by               Non-Voting    No vote
       each such member and not as       income; approve
       the new equity shares shall be allotted subject
       to the        Memorandum and Articles of Association
       of the Company and shall in all        respects
       rank pari passu with the existing subdivided
       fully paid-up equity    shares of the Company,
       with a right, to participate in dividend in
       full that  may be declared after the date of
       allotment of these equity shares as the
       Board may be determine; pursuant to Securities
       & Exchange Board of India      Issue of Capital
       and Disclosure Requirements  Regulations, 2009,
       such number  of bonus equity shares as in the
       same proportion  i.e. one new fully paid by
       equity share of INR l for every one existing
       fully paid  sub-divided  equity  shares of
       INR l each held in the Company as on Record
       Date  be reserved in    favour of the holders
       of the CONT

CONT   CONT outstanding 4% Convertible Senior Notes              Non-Voting    No vote
       the Convertible Notes  issued   by the Company
       for issue and allotment at the time of conversion
       in respect   of such of those Convertible Notes
       which may be lodged for conversion on or
       before the Record Date; authorize the Board
       in respect of the outstanding     Convertible
       Notes lodged for conversion after the Record
       Date to make         appropriate adjustment
       in the conversion rate of shares to be issued
       on       conversion of such 'Convertible Notes'
       in terms of the provisions of the      concerned
       Offering Circular so as to give the benefit
       of the Bonus Issue, as  aforesaid, to the holders
       of such outstanding 'Convertible Notes' as
       well and to do all such things, deeds in this
       regard; to capitalize the required       amount
       out of the Company's General Reserve Account/Securities
       Premium        Account or such other accounts
       CONT

CONT   CONT as are permissible to he utilized for the            Non-Voting    No vote
       purpose, as per the audited    accounts of
       the Company for the financial YE 31 MAR 2009
       and that the said    amount be transferred
       to the Share Capital Account and be applied
       to issue    and allotment of the said equity
       shares as Bonus Shares credited as fully
       paid up; no letter of allotment shall, be
       issued in respect of the said bonus shares
       but in the case of members who opt to receive
       the bonus shores in      dematerialized form,
       the bonus shares aforesaid shall be credited
       to the      beneficiary accounts of the shareholders
       with their respective Depository     Participants
       within the stipulated time as may be allowed
       by the appropriate  authorities and in the
       case of shareholders who opt to receive the
       bonus      shares in physical form, the share
       certificates CONT

CONT   CONT in respect thereof shall be delivered within         Non-Voting    No vote
       such time as may be allowed by the appropriate
       authorities; to take necessary steps for listing
       of the    bonus shares so allotted on the stock
       exchanges where the securities of the   Company
       are listed as per the provisions of the Listing
       Agreements with the   stock exchanges concerned,
       the regulations and other applicable laws;
       authorize the Board to do perform and
       execute all such acts, deeds, matters   and
       things and to give from time to time such directions
       as may be necessary, expedient, usual or proper
       and to settle any question or doubt that may
       arise in relation there to or as the Board
       in its absolute discretion may think fit and
       its decision shall be final and binding on
       all members and other interest persons and
       to do all acts connected here with or incidental
       hereto




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDUSTRIES (INDIA) LTD, MUMBAI                                                     Agenda Number:  702025722
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  EGM
    Meeting Date:  11-Jul-2009
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       [the Board which term shall include any Committee
       which the Board of Directors may have constituted
       or may hereafter constitute for the time being
       for exercising the powers conferred on the
       Board of Directors by this Resolution], pursuant
       to the provisions of Section 81[1A] and all
       other applicable provisions, if any, of the
       Companies Act, 1956 and any other laws, rules
       and regulations [including any amendments thereto
       or re-enactments thereof for the time being
       in force] as may be applicable and subject
       to the provisions of the Memorandum and Articles
       of Association of the Company and subject to
       such approvals, consents, permissions and sanctions
       of such statutory and/or regulatory authorities,
       including of the Stock Exchanges in terms of
       the Listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, as may be
       applicable, and subject to such conditions
       and modifications as may be prescribed by any
       of them in granting such approvals, consents,
       permissions and sanctions which may be agreed
       and pursuant to the provisions of the SEBI
       Guidelines for Qualified Institutions Placement
       [QIP] under Chapter XIII-A of the SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 for
       the time being in force, whether or not such
       QIBs are members of the Company, the consent
       of the members be and is hereby accorded to
       the Board to create, offer, issue and allot
       in one or more placements/tranches to Qualified
       Institutional Buyers [QIB] as defined in sub
       clause [XXIVA] of Clause 1.2 of SEBI [Disclosure
       and Investor Protection] Guidelines, 2000 for
       the time being in force, equity shares and/or
       fully convertible debentures and/or partly
       convertible debentures and/or non-convertible
       debentures with warrants, and/or any securities
       [other than warrants], which are convertible
       into or exchangeable with equity shares at
       a later date [the Securities] at such time
       or times as the Board may hereafter decide
       and at a price to be determined by the Board
       in accordance with Clause 13A.3 of SEBI Guidelines
       for Qualified Institutions Placement specified
       under Chapter XIII-A of SEBI [Disclosure and
       Investor Protection] Guidelines, 2000 for the
       time being in force, provided that the issue
       of Securities as aforesaid shall not result
       in increase of the issued, subscribed and paid-up
       capital of the Company by more than 25% [twenty
       five per cent] of the then post issue, issued,
       subscribed and paid-up equity share capital
       of the Company; approve in accordance with
       Clause 13A.2.2 of Chapter XIII-A of SEBI [Disclosure
       and Investor Protection] Guidelines, 2000,
       for the time being in force, a minimum of 10%
       of the securities issued pursuant to said guidelines
       shall be allotted to mutual funds and if no
       mutual fund is agreeable to take up the minimum
       portion or any part thereof, then such minimum
       portion or part thereof may be allotted to
       other Qualified Institutional Buyers; approve
       the relevant date for pricing of the securities,
       under the QIP as per the Chapter XIII-A of
       the SEBI [Disclosure and Investor Protection]
       guidelines, 2000, for determination of minimum
       price for the issue of the securities and/or
       shares arising out of conversion of Securities
       will be the date of the meeting in which the
       Board decides to open the proposed issue of
       securities, or, in case of securities which
       are convertible or exchangeable with equity
       shares, the date on which the holder of securities
       becomes entitled to apply for equity shares,
       as the Board may, at the time of the decision
       to open the proposed issue decides, provided
       that any conversion/exchange shall occur not
       later than 60 [sixty] months from date of allotment
       of the securities; authorize the Board to appoint
       and enter into and execute all such arrangements/agreements, as the case may be, with any merchant bankers/advisors/registrars and all such agencies/ intermediaries as may
       be required including payment to such agencies/intermediaries of commission, brokerage, fees, remuneration
       for their services and expenses incurred in
       relation to the issue of Securities and also
       to seek listing of such Securities on the stock
       exchanges where the Company's shares are listed;
       to finalize the mode and the terms of issue
       of securities under the QIP and all equity
       shares allotted under or arising from such
       QIP will rank pari passu in all respects with
       the existing equity shares of the Company;
       to do all such acts, deeds, matters and things
       as it may at its absolute discretion deem necessary
       or desirable for such purpose with power to
       the Board to settle all questions, difficulties
       or doubts that may arise in regard to the issue,
       offer or allotment of Securities and utilization
       of proceeds including but without limitation
       to the creation; in such form and manner as
       may be required, of such mortgage/charge under
       Section 293[1][a] of the said Act in respect
       of the aforesaid Securities either on pari
       passu basis or otherwise, as it may in its
       absolute discretion deem fit without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; and to
       delegate all or any of the powers herein conferred
       to any Committee of Directors or the Chairman
       or any other officers/authorized representatives
       of the Company to give effect to this resolution

S.2    Authorize the Board, pursuant to the provisions           Mgmt          Against                        Against
       of Section 81[1A] and all other applicable
       provisions, if any, of the Companies Act, 1956
       and any other laws, rules and regulations [including
       any amendments thereto or re-enactments thereof
       for the time being in force] as may be applicable
       and subject to the provisions of the Memorandum
       and Articles of Association of the Company
       and subject to such approvals, consents, permissions
       and sanctions of such statutory and/or regulatory
       authorities, including of the Reserve Bank
       of India and/or Stock Exchanges in terms of
       the listing Agreements entered into by the
       Company with the Stock Exchanges where the
       shares of the Company are listed, as may be
       applicable, and subject to such conditions
       and modifications, as may be prescribed by
       any of them in granting such approvals, consents,
       permissions and sanctions which may be agreed
       to by the Board of Directors of the Company
       [the Board which term shall include any Committee
       which the Board of Directors may have constituted
       or may hereafter constitute for the time being
       for exercising the powers conferred on the
       Board of Directors by this Resolution], to
       create, offer, issue and allot in any security
       including Global Depositary Receipts [GDRs],
       American Depositary Receipts [ADRs] convertible
       into equity shares, preference shares whether
       cumulative / redeemable / convertible at the
       option of the Company and / or the option of
       the holders of the security and / or securities
       linked to equity shares / preference shares
       and/or any other instrument or securities representing
       convertible securities such as Foreign Currency
       Convertible Bonds [FCCBs] debentures or warrants
       convertible or like instruments of a type issued
       in international jurisdictions in offerings
       of this nature, whether convertible into or
       exchangeable with depositary-receipts for underlying
       equity shares/equity shares /preference shares,
       [the Securities] to be subscribed by foreign/domestic
       investors/ institutions and/or corporate bodies/entities
       including mutual funds, banks, insurance companies
       and / or individuals or otherwise, whether
       or not such persons/entities/investors are
       members of the Company whether in one or more
       currency, such issue and allotment to be made
       at such time or times in one or more tranche
       or tranches, at par or at such price or prices,
       and on such terms and conditions and in such
       manner as the Board may, in its absolute discretion
       think fit, in consultation with the lead managers,
       underwriters, advisors or other intermediaries
       provided that the issue of Securities as aforesaid
       shall not result in increase of the issued,
       Subscribed and Paid-up Capital of the Company
       by more than 25% of the then post-issue, Issued,
       subscribed and paid-up equity share capital
       of the Company; approve without prejudice to
       the generality of the above, the issue of Securities
       may have all or any terms or combination of
       terms including conditions in relation to payment
       of interest, additional interest, premium on
       redemption, prepayment and any other debt service
       payments whatsoever, and all such other terms
       as are provided in securities offerings of
       this nature including terms for issue of the
       Securities or variation of the conversion price
       of the securities during the duration of the
       securities; the relevant date for pricing of
       the securities, under the GDR/ADR/FCCB or any
       other mode shall be as per the Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depositary Receipt Mechanism] Scheme,
       1993 for the time being in force will be the
       date thirty days prior to the date of the holding
       of the general meeting at which this resolution
       is considered and approved; authorize the Board
       to appoint and enter into and execute all such
       arrangements/agreements, as the case may be,
       with lead managers, managers, underwriters,
       bankers, financial institutions, solicitors,
       advisors, guarantors, depositories, custodians
       and other aforesaid intermediaries in such
       offerings of securities and to remunerate all
       such agencies/intermediaries as may be required
       including the payment to such agencies/ intermediaries
       of commission, brokerage, fees, remuneration
       for their services or the like and expenses
       incurred in relation to the issue of securities
       and also to seek the listing of such securities
       on one or more stock exchanges, including international
       stock exchanges, wherever permissible; to enter
       into any arrangement with any agency or body
       for the issue of securities in registered or
       bearer form with such features and attributes
       as are prevalent in capital markets for instruments
       of this nature and to provide for the tradability
       or free transferability thereof as per the
       domestic and/or international practice and
       regulations, and under the norms and practices
       prevalent in securities markets in overseas
       jurisdictions; to do all such acts, deeds,
       matters and things as it may at its absolute
       discretion deem necessary or desirable for
       such purpose with power to the Board to settle
       all questions, difficulties or doubts that
       may arise in regard to the issue, offer or
       allotment of securities and utilization of
       proceeds including but without limitation to
       the creation of such mortgage/charge under
       Section 293[1][a] of the said Act in respect
       of the aforesaid Securities either on pari
       passu basis or otherwise, as it may in its
       absolute discretion deem fit without being
       required to seek any further consent or approval
       of the Members or otherwise to the end and
       intent that the Members shall be deemed to
       have given their approval thereto expressly
       by the authority of this resolution; and to
       delegate all or any of the powers herein conferred
       to any Committee of Directors or the Chairman
       or any other officers/authorized representatives
       of the Company to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 STERLITE INDUSTRIES (INDIA) LTD, MUMBAI                                                     Agenda Number:  702083483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8169X209
    Meeting Type:  AGM
    Meeting Date:  19-Sep-2009
          Ticker:
            ISIN:  INE268A01031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009 and the profit and loss account of
       the Company for the YE on that date and the
       report of the Directors and the Auditors thereon

2.     Declare a dividend on the equity shares for               Mgmt          For                            For
       the FY 2008-2009

3.     Re-appoint Mr. Berjis Desai as a Director, who            Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Sandeep Junnarkar as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Appoint the Auditors to hold office from the              Mgmt          For                            For
       conclusion of this AGM up to the conclusion
       of the next AGM of the Company and approve
       to fix their remuneration

6.     Appoint Mr. D. D. Jalan as a Director of the              Mgmt          For                            For
       Company, who is not liable to retire by rotation

7.     Approve, subject to the provisions of Section             Mgmt          For                            For
       198, 269, 309,310 and other applicable provisions
       if any of the Companies Act, 1956 and Schedule
       XIII thereof [inducing any statutory modifications
       and re-enactment thereof, for the time being
       in force], the appointment of Mr. D. D. Jalan
       as a Whole Time Director of the Company from
       24 DEC 2008 to 23 DEC 2010 on the terms and
       conditions including remuneration as specified,
       with authority to the Board of Directors to
       vary or increase the remuneration and perquisites
       payable or to be provided to Mr. D. D. Jalan
       including any monetary value thereof to the
       extent the Board of Directors may consider
       appropriate and to alter and vary the terms
       and conditions of the agreement entered into
       by the Company with Mr. D. D. Jalan, as may
       be agreed between the Board of Directors and
       Mr. D. D. Jalan; resolved further that in the
       event of absence or inadequacy of profits in
       any FY, the Company shall remunerate Mr. D.
       D. Jalan, minimum remuneration which will be
       by way of salary, perquisites or any other
       allowance as specified in the Agreement and
       in accordance with the applicable provisions
       of the Companies Act 1956; authorize the Board
       of Directors of the Company to do all such
       acts, deeds and matters and things as in its
       absolute discretion it may consider necessary
       expedient or desirable to give effect to this
       resolution and also to revise the remuneration
       of the Whole time Director within the limits
       stipulated in the Companies Act, 1956

S.8    Approve, subject to the provisions of Sections            Mgmt          For                            For
       198 and 309 and all other applicable provisions
       if any, of the Companies Act, 1956, [including
       any amendment thereto for the time being in
       force], the payment of commission to the Non-Executive
       Directors of the Company [other than the Managing
       Director and Whole Time Director, if any] as
       may be decided by the Board, from time to time
       but not exceeding 1% per annum of the net profits
       of the Company calculated in accordance with
       the provisions of the Act, such commission
       be divisible amongst the Directors in such
       proportion and in such manner as may be decided
       by the Board of Directors of the Company for
       the period of 5 years commencing from 01 APR
       2009




--------------------------------------------------------------------------------------------------------------------------
 SUN PHARMACEUTICAL INDUSTRIES LTD                                                           Agenda Number:  702076440
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8523Y141
    Meeting Type:  AGM
    Meeting Date:  11-Sep-2009
          Ticker:
            ISIN:  INE044A01028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2009, the profit & loss account for the
       YE on that date and the reports of the Board
       of Directors and the Auditors thereon

2.     Declare a dividend on equity shares; the actual           Mgmt          For                            For
       equity dividend to be declared by the shareholders
       at the 17th AGM will be for only equity shares
       other than the equity shares in respect of
       which the equity shareholder(s) has/have waived/forgone
       his/their right to receive the dividend for
       the FYE 31 MAR 2009 in accordance with the
       specified Rules framed by the Board

3.     Re-appoint Shri. Dilip S. Shanghvi as a Director,         Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. Keki M. Mistry as a Director,            Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Messrs. Deloitte Haskins & Sells,              Mgmt          For                            For
       Chartered Accountants, Mumbai as the Auditors
       of the Company and authorize the Board of Directors
       to fix their remuneration

S.6    Authorize, pursuant to Section 314 and other              Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956 including statutory modification
       or re-enactment thereof for the time being
       in force and as may be enacted from time to
       time and subject to such approvals, permissions
       and sanctions, if required and as may be necessary,
       Ms. Khyati S. Valia, who is a relative of a
       Director to hold an office or place of profit
       under the Company as a management Trainee or
       with such designation as the Board of Directors
       of the Company may, from time to time, decide
       upon a monthly basic salary and other allowances,
       benefits, amenities and facilities with effect
       from 01 FEB 2009 upto the monthly remuneration
       of INR 50,000 or such other permissible total
       monthly remuneration that may be prescribed
       in this behalf from time to time under Section
       314 of the Companies Act, 1956; and pursuant
       to Section 314 and other applicable provisions,
       if any, of the Companies Act, 1956 including
       statutory modification or re-enactment thereof
       for the time being in force and as may be enacted
       from time to time, the Directors' Relatives
       [Office or Place of Profit] Rules, 2003 and
       as recommended/approved by the Selection Committee
       at its Meeting held on 30 MAY 2009 and subject
       to such approvals including the approval of
       the Central Government, as may be required,
       for his appointment and revision of his remuneration
       for a period of five years from 01 APR 2010,
       upto a maximum remuneration [excluding reimbursement
       of expenses, if any] of INR 20,00,000 per annum
       as specified which shall be deemed to form
       part hereof with liberty and authorize the
       Board of Directors to alter and vary the terms
       and conditions of the said appointment and
       remuneration from time to time; and authorize
       the Board of Directors of the Company to promote
       him to higher cadres and/or to sanction him
       increments and/or accelerated increments within
       the said cadre or higher cadre as and when
       the Board of Directors deem fit, subject, however,
       to the rules and regulations of the Company,
       in force, from time to time, including with
       the approval of the Central Government, as
       may be required, pursuant to the provisions
       of Section 314(1B) and other applicable -provisions
       of the Companies Act, 1956; and to take, perform
       and execute such further steps, acts, deeds
       and matters, as may be necessary, proper or
       expedient to give effect to this resolution;
       and to agree to such modification and/or variation
       as may be suggested by the Central Government
       while granting its approval




--------------------------------------------------------------------------------------------------------------------------
 TATA COMMUNICATIONS LTD                                                                     Agenda Number:  702049037
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9371X128
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  INE151A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet of the Company        Mgmt          For                            For
       as on 31 MAR 2009, the audited profit and loss
       account for the YE on that date, the Auditors'
       report thereon and the report of the Board
       of Directors

2.     Declare a dividend for the FY 2008-2009                   Mgmt          For                            For

3.     Re-appoint Mr. Subodh Bhargava as a Director,             Mgmt          For                            For
       who retires by rotation at this AGM

4.     Re-appoint Mr. Kishor Chaukar as a Director,              Mgmt          For                            For
       who retires by rotation at this AGM

5.     Re-appoint Mr. S. Ramadorai as a Director, who            Mgmt          For                            For
       retires by rotation at this AGM

6.     Appoint Dr. Ashok Jhunjhunwala as a Director,             Mgmt          For                            For
       liable to retire by rotation

S.7    Appoint, pursuant to Section 224 A and other              Mgmt          For                            For
       applicable provisions, if any, of the Companies
       Act, 1956, Messrs. S.B. Billimoria & Co., Chartered
       Accountants, as the Statutory Auditors of the
       Company to hold office from the conclusion
       of this AGM until the conclusion of the next
       AGM; approve to examine and audit the accounts
       of the Company for the FY 2009-2010 on such
       remuneration as may be mutually agreed upon
       between the Board of Directors and the Auditors,
       plus reimbursement of service tax, travelling
       and out of pocket expenses; and authorize the
       Auditors of the Company to carry out [either
       themselves or through qualified associates]
       the audit of the Company's accounts maintained
       at all its branches and establishments [whether
       now existing or acquired during the FYE 31
       MAR 2010] wherever in India or abroad

S.8    Approve, pursuant to Sections 94, 81(1A) and              Mgmt          For                            For
       16 and other applicable provisions, if any,
       of the Companies Act of 1956, and the Memorandum
       and Articles of Association of the Company,
       to increase the authorized share capital of
       the Company and re-classified from INR 300,00,00,000
       divided in to 30,00,00,000 equity shares of
       INR 10 each to INR 2000,00,00,000 divided into
       100,00,00,000 equity shares of INR 10 each
       and 100,00,00,000 Preference Shares of INR
       10 each with the power to the Board to decide
       on the extent of variation in such rights and
       to classify from time to time such shares into
       any class of shares; authorize the Board of
       Directors of the Company, for the purpose of
       giving effect to this resolution, to take all
       such steps and actions and give such directions
       as may be in its absolute discretion deemed
       necessary and expedient and to settle any question
       that may arise in this regard; amend Clause
       V of the Memorandum of Association of the Company
       as specified

S.9    Amend Article 5 of the Articles of Association            Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TATA POWER CO LTD                                                                           Agenda Number:  702042348
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y85481128
    Meeting Type:  AGM
    Meeting Date:  06-Aug-2009
          Ticker:
            ISIN:  INE245A01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009, the balance
       sheet as at that date together with the reports
       of the Directors and the Auditors thereon

2.     Declare a dividend on Equity Shares                       Mgmt          For                            For

3.     Re-appoint Mr. R. N. Tata as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. H. S. Vachha as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. R. K. Misra as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

7.     Appoint Mr. A. K. Basu as a Director, who holds           Mgmt          For                            For
       office upto the date of the forthcoming AGM
       of the Company under Section 260 of the Companies
       Act, 1956 [the Act] but who is eligible for
       appointment and in respect of whom the Company
       has received a notice in writing under Section
       257 of the Act from a member proposing his
       candidature for the office of Director

8.     Re-appoint, pursuant to the provisions of the             Mgmt          For                            For
       Section 228 and other applicable provisions,
       if any, of the Companies Act 1956 [the Act],
       Hoda Vasi Chowdhury & Co., Bangladesh as the
       Branch Auditors of the Company to hold office
       from the conclusion of this meeting until the
       conclusion of the next AGM of the Company and
       to examine and audit the books of account of
       the Branch Office of the Company located at
       Bangladesh for the FY 2009-10 on such remuneration
       as may be mutually agreed upon between the
       Board of Directors of the Company and the Branch
       Auditors plus reimbursement of service tax,
       traveling and out-of-pocket expenses; and authorize
       the Board of Directors of the Company, pursuant
       to the provisions of Section 228 and other
       applicable provisions, if any, of the Act,
       to appoint as Branch Auditors of any branch
       office which may be opened hereafter in India
       or abroad in consultation with the Company's
       Auditors, any person qualified to act as Branch
       Auditor within the provisions of the said Section
       228 and approve to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 TATA STEEL LTD, MUMBAI                                                                      Agenda Number:  702062287
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8547N139
    Meeting Type:  AGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  INE081A01012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Audited profit and loss             Mgmt          For                            For
       account for the YE 31 MAR 2009 and the balance
       sheet as at that date together with the report
       of the Board of Directors and the Auditors
       thereon

2.     Declare a dividend on the 2% Cumulative Convertible       Mgmt          For                            For
       Preference Shares

3.     Declare a dividend on Ordinary Shares                     Mgmt          For                            For

4.     Re-appoint Mr. R. N. Tata as a Director, who              Mgmt          For                            For
       retires by rotation

5.     Re-appoint Mr. Nusli N. Wadia as a Director,              Mgmt          For                            For
       who retires by rotation

6.     Re-appoint Mr. Subodh Bhargava as a Director,             Mgmt          For                            For
       who retires by rotation

7.     Re-appoint Mr. Jacobus Schraven as a Director,            Mgmt          For                            For
       who retires by rotation

8.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

9.     Appoint Mr. Kirby Adams as a Director                     Mgmt          For                            For

10.    Appoint Mr. H. M. Nerurkar as a Director                  Mgmt          For                            For

11.    Approve, pursuant to Sections 198, 269, 309,              Mgmt          For                            For
       311 and other applicable provisions, if any,
       of the Companies Act, 1956 [the Act], read
       with Schedule XIII of the Act, the appointment
       and terms of remuneration of Mr. H. M. Nerurkar,
       Executive Director [India& South East Asia]
       of the Company for the period from 09 APR 2009
       to 31 OCT 2013 as specified, with liberty to
       the Directors to alter and vary the terms and
       conditions of the said appointment in such
       manner as may be agreed to between the Directors
       and Mr. H. M. Nerurkar; authorize the Board
       to take all such steps as may be necessary,
       proper and expedient to give effect to this
       Resolution

S.12   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       on behalf of the Company, pursuant to the provisions
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 [the Act]
       [including any amendment thereto or re-enactment
       thereof], and in accordance with the provisions
       of the Memorandum and Articles of Association
       of the Company and the Listing Agreements entered
       into with the stock exchanges where the Ordinary
       Shares of the Company are listed [the "Stock
       Exchanges"], Foreign Exchange Management Act,
       2000 [FEMA], Foreign Exchange Management [Transfer
       or issue of security by a person resident outside
       India] Regulations, 2000 and Issue of Foreign
       Currency Convertible Bonds and Ordinary Shares
       [through Depositary Receipt Mechanism] Scheme,
       1993 and the regulations/guidelines, if any,
       prescribed by the Securities and Exchange Board
       of India, Reserve Bank of India, the Stock
       Exchanges, the Government of India or any other
       relevant authority from time to time, to the
       extent applicable and subject to such approvals,
       consents, permissions and sanctions as might
       be required and subject to such conditions
       as may be prescribed while granting such approvals,
       consents, permissions and sanctions, [hereinafter
       referred to as the "Board" which term shall
       be deemed to include any Committee(s) constituted/to
       be constituted by the Board to exercise its
       powers including the powers conferred by this
       Resolution], to create, issue, offer and allot,
       [including with provisions for reservation
       on firm and/or competitive basis, of such part
       of issue and for such categories of persons
       as may be permitted], in the course of one
       or more public or private offerings in domestic
       and/or one or more international market(s),
       with or without a green shoe option, Ordinary
       Shares and/or Ordinary Shares through depository
       receipts and/or convertible bonds and/or other
       securities convertible into Ordinary Shares
       at the option of the Company and/or the holder(s)
       of such securities, and/or securities linked
       to Ordinary Shares and/or securities including
       non-convertible debentures with warrants or
       other securities with or without warrants,
       which may either be detachable or linked, and
       which warrant has a right exercisable by the
       warrant holder to subscribe for the Ordinary
       Shares and/or warrants with an option exercisable
       by the warrant-holder to subscribe for Ordinary
       Shares and/or any instruments or securities
       representing either Ordinary Shares and/or
       convertible securities linked to Ordinary Shares
       [including the issue and allotment of Ordinary
       Shares pursuant to a Green Shoe Option, if
       any], [all of which are hereinafter collectively
       referred to as 'Securities'] to eligible investors
       under applicable laws, regulations and guidelines
       [whether residents and/or non-residents and/or
       institutions/banks and/or incorporated bodies,
       mutual funds, venture capital funds and Indian
       and/or multi-lateral financial institutions
       and/or individuals and/or trustees and/or stabilizing
       agents or otherwise, and whether or not such
       investors are members of the Company], through
       prospectus and/or letter of offer or circular
       and/or on public and/or private/preferential
       placement basis, such issue and allotment to
       be made at such time/times, in one or more
       tranches, for cash, at such price or prices,
       in such manner and where necessary, in consultation
       with the Book Running Lead Managers and/or
       other Advisors or otherwise, on such terms
       and conditions as the Board, may, in its absolute
       discretion, decide at the time of issue of
       Securities provided that the total amount raised
       through the issuance of such Securities does
       not exceed INR 5,000 or its equivalent in one
       or more currencies, including premium if any
       as may be decided by the Board, to investors
       as mentioned above; that without prejudice
       to the generality of the above, the aforesaid
       issue of the Securities may have all or any
       terms or conditions or combination of terms
       in accordance with applicable regulations,
       prevalent market practices, including but not
       limited to terms and conditions relating to
       payment of interest, dividend, premium on redemption
       at the option of the Company and/or holders
       of any Securities or for variation of the price
       or period of conversion of Securities into
       Ordinary Shares or issue of Ordinary Shares
       during the period of the Securities or terms
       pertaining to voting rights or option(s) for
       early redemption of Securities; authorize the
       Company and/or any agency or body or person
       by the Board, may issue depository receipts
       representing the underlying Ordinary Shares
       in the capital of the Company or such other
       Securities in negotiable, registered or bearer
       form with such features and attributes as may
       be required and to provide for the tradability
       and free transferability thereof as per market
       practices and regulations [including listing
       on one or more stock exchange(s) in or outside
       India]; authorize the Board to issue and allot
       such number of Ordinary Shares as may be required
       to be issued and allotted, including issue
       and allotment of Ordinary Shares upon conversion
       of any Securities referred to above or as may
       be necessary in accordance with the terms of
       the offer, subject to the provisions of the
       Memorandum and Articles of Association of the
       Company all such shares shall rank pari passu
       inter se and with the then existing Ordinary
       Shares of the Company in all respects, including
       dividend; for the purpose of giving effect
       to any offer, issue or allotment of Ordinary
       Shares or Securities or instruments representing
       the same, as described above, to do all such
       acts, deeds, matters and things as it may,
       in its absolute discretion, deem necessary
       or desirable for such purpose, including without
       limitation, entering into arrangements for
       appointment of agencies for managing, underwriting,
       marketing, listing, trading of Securities issued,
       such as the depository, custodian, registrar,
       stabilizing agent, paying and conversion agent,
       trustee and to issue any offer document(s),
       including but not limited to the preliminary
       and final offering documents and sign all deeds,
       documents and writings and to pay any fees,
       commissions, remuneration, expenses relating
       thereto and with power on behalf of the Company
       to settle all questions, difficulties or doubts
       that may arise in regard to such issue(s) or
       allotment(s) as it may, in its absolute discretion,
       deem fit; authorize the Board to any Committee
       of Directors or anyone or more Directors of
       the Company with power to delegate to any Officers
       of the Company, including filing of offer document
       with authorities as required, affixing the
       Common Seal of the Company on agreements/documents,
       arranging delivery and execution of contracts,
       deeds, agreements and instruments and opening
       bank accounts and demat accounts

13.    Re-appoint, pursuant to the provisions of Section         Mgmt          For                            For
       228 and other applicable provisions, if any,
       of the Companies Act, 1956, [the Act], Messrs.
       Deloitte & Touche, Singapore, as the Branch
       Auditors of the Company to hold office from
       the conclusion of this meeting up to the conclusion
       of the next AGM of the Company and to examine
       and Audit the books of account of the Branch
       Office of the Company located at Singapore
       for the FY 2009-10 on such remuneration as
       may be mutually agreed upon between the Board
       of Directors and the Branch Auditors, plus
       reimbursement of applicable taxes, out-of-pocket,
       traveling and living expenses, incurred in
       connection with the Audit; authorize the Board
       of Directors of the Company, pursuant to the
       provisions of Section 228 and other applicable
       provisions, if any, of the Act, to appoint
       as Branch Auditors of any branch office which
       may be opened hereafter in India or abroad
       in consultation with the Company's Auditors,
       any person qualified to act as Branch Auditor
       within the provisions of the said Section 228
       of the Act and to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LIMITED                                                                      Agenda Number:  702315171
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  EGM
    Meeting Date:  21-Apr-2010
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       18(3)(b) of the Sick           Industrial Companies
       Special Provisions  Act, 1985  SICA  and other
       applicable provisions of SICA, if
       any, and subject to the sanction of the
       Hon'ble Board for Industrial and Financial
       Reconstruction  the BIFR  or such  other authority,
       as the case may be, the Scheme of Arrangement
       between Balaji Distilleries Limited  BDL  and
       Chennai Breweries Private Limited  CBPL  and
       United Spirits Limited  USL or the Company
       and their respective shareholders and creditors
       as the case may be and the Draft Rehabilitation
       Scheme  DRS  of Balaji Distilleries Limited
       as circulated by Hon'ble BIFR, as specifiied,
       subject to such alterations, conditions
       and modifications, Contd..

-      Contd.. if any, as may be prescribed or directed          Non-Voting    No vote
       by the Hon'ble BIFR or such  other authority
       while sanctioning the same; authorize the Board
       of Directors  of the Company, pursuant to the
       provisions of Section 81(1A) of the Companies
       Act, 1956,  as specified to as the Board which
       expression shall be deemed to  include any
       Committee of Directors constituted by the Board
       to issue and     allot equity shares in the
       Company to the eligible shareholders of Balaji
       Distilleries Limited in terms of the Scheme,
       as sanctioned by the Hon'ble     BIFR; authorize
       the Board to do and perform all such acts,
       deeds, matters and things as it may in its
       absolute discretion deem necessary, desirable,
       appropriate or expedient and to settle
       any questions, doubts or difficulties  that
       may arise in connection with or in the Contd..

-      Contd.. working of the Scheme and to do all               Non-Voting    No vote
       such acts, deeds and things       necessary
       for carrying into effect the terms of the Scheme
       and to delegate    all or any of the powers
       conferred to such Director(s) and/or Officer(s)
       of   the Company as it may deem fit




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LIMITED                                                                      Agenda Number:  702366039
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  OTH
    Meeting Date:  03-May-2010
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting    No vote
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. PLEASE ALSO NOTE
       THAT ABSTAIN IS NOT A VALID VOTE OPTION AT
       POSTAL BALLOT MEETINGS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 687840 DUE TO RECEIPT OF PAST RECORD DATE.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       314[1B] and other applicable provisions, if
       any, of the Companies Act, 1956 and subject
       to the Central Government and such other approvals
       as may be necessary, consent of the Company,
       to Mr. Sidhartha V Mallya, a relative of Dr.
       Vijay Mallya, Chairman of the Company to hold
       an office or place of profit as Deputy General
       Manager-New Generation Sales Outlets for a
       period of five years with effect from 01 JUN
       2010 upon receipt of the necessary approvals
       on the specified terms; authorize the Board
       of Directors [hereinafter referred to as the
       Board, which expression shall deemed to include
       any Committee constituted by the Board or any
       person[s] authorized by the Board in this regard]
       to take such steps as may be necessary to give
       effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 UNITED SPIRITS LTD                                                                          Agenda Number:  702098636
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92311102
    Meeting Type:  AGM
    Meeting Date:  30-Sep-2009
          Ticker:
            ISIN:  INE854D01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the accounts for the YE               Mgmt          For                            For
       31 MAR 2009 and the reports of the Auditors
       and the Directors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Mr. Sreedhara Menon as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Dr. Vijay Mallya as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint the Auditors and approve to fix their             Mgmt          For                            For
       remuneration

S.6    Authorize the Board, pursuant to the provisions           Mgmt          Against                        Against
       of Section 81 (1A) and all other applicable
       provisions, if any, of the Companies Act, 1956
       [including any statutory modification(s), or
       re-enactments) thereof for the time being in
       force) and in accordance with the Guidelines,
       Rules and Regulations of the Securities and
       Exchange Board of India ['SEBI'], the provisions
       of Foreign Exchange Management Act, 1999 and
       Rules and Regulations framed there under, the
       Reserve Bank of India, the Government of India
       (including any statutory amendment(s) or re-enactments(s)
       thereof, for the time being in force) and the
       provisions in the Memorandum and Articles of
       Association of the Company and the Listing
       Agreement entered into by the Company with
       the Stock Exchanges where the equity shares
       of the Company are listed and subject to such
       terms, conditions and modifications as may
       be considered appropriate and approved by the
       Board of Directors of the Company [hereinafter
       referred to as the Board which expression shall
       be deemed to include any Committee constituted
       by the Board or any person(s) authorized by
       the Board in this regard] subject also to consents,
       permissions or sanctions [including any conditions
       thereof or modifications to the terms contained
       therein], if any, required by the appropriate
       authorities, including those of the Ministry
       of Commerce, Ministry of Finance, Ministry
       of Industry, Secretariat for Industrial Assistance
       and/or Foreign Investment Promotion Board,
       as may be required and such terms and conditions,
       if any, as may be prescribed while granting
       such consents, approvals, permissions and sanctions,
       which may be agreed to by the Board, to create,
       offer, issue and allot [including with provision
       for reservation on firm and/or competitive
       basis, of such part of issue and for such categories
       of persons including employees of the Company
       as may be permitted], in one or more tranches
       as may be determined by the Board, in the course
       of one or more public or private offerings
       in domestic and/or one or more international
       market(s), with or without a Green Shoe Option,
       Equity Shares and/or Equity Shares through
       Depository Receipts including Global Depository
       Receipts (GDRs), American Depository Receipts
       (ADRs) and/or Foreign Currency Convertible
       Bonds (FCCBs) and/or other securities convertible
       into Equity shares at the option of the Company
       and/or the holder(s) of such securities and/or
       securities linked to Equity Shares and/or securities
       with or without detachable/non-detachable warrants
       and/or warrants with a right exercisable by
       the warrant holder to subscribe to the Equity
       Shares, and/or any instruments or securities
       representing either Equity Share and/or convertible
       securities linked to Equity Shares including
       the issue and allotment of Equity Shares pursuant
       to a Green Shoe Option, if any, (all of which
       are hereinafter collectively referred to as
       'Securities'); secured or unsecured such that
       the total amount raised through the aforesaid
       Securities shall not exceed USD 350 Million
       or equivalent thereof in Indian Rupees or in
       any one or more foreign currency(ies), to be
       issued through the issuance of the Securities
       for cash, to any eligible person, including
       Qualified Institutional Buyers, Foreign/ Resident
       Investors, Institutions/Banks, incorporated
       bodies, individuals and/or trustees, stabilizing
       Agents, Foreign Institutional Investors, Mutual
       Funds, Venture Capital Funds or otherwise,
       whether residents or non-residents and whether
       or not such investors are members of the Company
       (collectively referred to as 'Investors'),
       such issue and allotment to be made at such
       time(s), in one or more tranche(s), at such
       price(s), in such manner and where necessary
       in consultation with Book Running Lead Managers
       and/or other Advisors (if any) or otherwise,
       on such terms and conditions as the Board,
       may, in its absolute discretion decide at the
       time of issue of Securities; authorize the
       Board of Directors, pursuant to the provisions
       of Section 81(1A) and other applicable provisions,
       if any, of the Companies Act, 1956 (the Act)
       (including any statutory re-modification or
       re-enactment thereof for the time being in
       force), the provisions of the Memorandum and
       Articles of Association of the Company, the
       provisions of the Listing Agreements entered
       into by the Company with the Stock Exchanges
       where the equity shares of the Company are
       listed, the provisions of Chapter VIII of the
       Securities and Exchange Board of India [issue
       of Capital and Disclosure Requirements Regulations,
       2009] ['the SEBI (ICDR) Regulations, 2009']
       and the provisions of Foreign Exchange Management
       Act, 1999 and Rules and Regulations framed
       thereunder and subject to the. applicable Statutes,
       Guidelines, Regulations, approvals, consents,
       permissions or sanctions of the Central Government,
       the Reserve Bank of India and any other appropriate
       authorities, institutions or bodies and such
       conditions as may be prescribed by any of the
       authorities concerned while granting such approvals,
       which may be agreed to in its sole discretion,
       to offer, issue and allot, on such occasion
       or occasions, in one or more tranches, as may
       be determined by the Board in the course of
       domestic and/or international offering(s),
       through Qualified Institutions Placement, to
       the Qualified Institutional Buyers as defined
       under Sub-Clause (zd) of Clause 2 of the SEBI
       (ICDR) Regulations, 2009 under the provisions
       of SEBI (ICDR) Regulations, 2009, whether shareholders
       of the Company or not, through a private placement
       basis equity shares in the Company including
       Green shoe Option, if any, such that the total
       amount raised through the aforesaid equity
       shares shall not exceed USD 350 Million or
       equivalent thereof in Indian Rupees or in any
       one or more foreign currency(ies) and such
       equity shares shall be fully paid up and the
       allotment of such Equity Shares shall be completed
       within 12 months from the date of the shareholders'
       resolution approving the proposed issue or
       such other time as may be allowed by the SEBI
       (ICDR) Regulations, 2009 from time to time,
       at such price being not less than the price
       determined in accordance with the pricing formula
       of the .aforementioned SEBI (ICDR) Regulations,
       2009; in terms of Section 293 (1)(a) and other
       applicable provisions, if any, of the Companies
       Act, 1956 and subject to all necessary approvals
       to the Board to secure, if necessary, all or
       any of the above mentioned securities to be
       issued, by the creation of a mortgage and/or
       charge on all or any of the Company's immovable,
       movable and/or intangible assets, both present
       and future in such form and manner and on such
       terms as may be deemed fit and appropriate
       by the Board; CONTD.

       CONTD. authorize the Board to issue and allot             Non-Voting    No vote
       such number of Equity Snares as may be required
       to be issued and allotted, including issue
       and allotment of Equity Shares upon conversion/
       exercise of right attached to the Securities
       referred to above or as may be necessary in
       accordance with the terms of the offer(s),
       all such equity shares ranking pari passu inter-se
       and with the then existing Equity Shares of
       the Company in all respects, including dividend;
       authorize the Board, for the purpose of giving
       effect to the above Resolutions, to enter into
       and execute all such arrangements as the case
       may be with any lead managers, merchant bankers,
       managers, underwriters, Banks, financial institutions,
       solicitors, advisors, guarantors, depositories,
       custodians and other intermediaries (the 'Agencies')
       in relation to the issuance and to remunerate
       any of the Agencies in any manner including
       payment of commission, brokerage, fee or payment
       of their remuneration for their services and
       to settle any questions, difficulties or doubts
       that may arise in regard to the Issuance, to
       effect any modification to the foregoing [Including
       any modification to the terms of the issue]
       in the best interest of the Company and its
       shareholders, to seek and obtain the listing
       of the equity shares and/or other Securities,
       as may arise from out of the Issuance, on the
       Stock Exchanges in India where the existing
       Equity Shares of the Company are listed and/or
       any one or more International Stock Exchange(s)
       and to do all such acts, deeds, matters and
       things, as the Board may at its discretion
       deem necessary or desirable for such purpose,
       including without limitation the drafting,
       finalization, entering into and execution of
       any arrangements or agreements; and authorize
       the Board to delegate from time to time, all
       or any of the powers conferred herein upon
       the Board to any Committee of the Board or
       the Managing Director or any other Director
       or any other Officer or Officers of the Company

S.7    Approve, subject to the approval of the Central           Mgmt          For                            For
       Government, Reserve Bank of India and other
       Regulatory bodies if required, the investment
       by Foreign Institutional Investors, in the
       Equity Share Capital of the Company, either
       by direct investment purchase on otherwise
       by acquiring from the market under portfolio
       investment scheme on repatriation basis, subject
       to the condition that such investment together
       with their existing holdings shall not exceed
       in aggregate 59% of the paid-up equity share
       Capital of the Company or such other limits
       may be prescribed from time to time by the
       Central Government and/or Reserve Bank of India
       and other relevant authority(ies); and authorize
       the Board to do all such acts, deeds, matters
       and things as may be necessary, proper or expedient
       for the purpose of giving effect to this Resolution
       and for matters connected therein or incidental
       thereto



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater India Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/27/2010